As filed with the Securities and Exchange Commission on April 27, 2000

                                                       Registration No. 33-66406
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                ---------------
                                   FORM N-4
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]


                       Post-Effective Amendment No. 9                        [X]
                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
                                Amendment No. 11


                                ---------------
                      The American Separate Account No. 2
                           (Exact name of Registrant)

                The American Life Insurance Company of New York
                              (Name of Depositor)

                                ---------------
                                320 Park Avenue
                           New York, New York 10022
             (Address of Depositor's Principal Executive Offices)
                                 (212) 224-1600
              (Depositor's Telephone Number including Area Code)


                                ---------------
                            Patrick A. Burns, Esq.
                The American Life Insurance Company of New York
                   320 Park Avenue, New York, New York 10022
                    (Name and Address of Agent for Service)


                                ---------------
                                   Copy to:
                             J. Sumner Jones, Esq.
                             Jones & Blouch L.L.P.
                                Suite 410 East
                        1025 Thomas Jefferson Street NW
                              Washington, DC 20007

                                ---------------
     Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.



               It is proposed that this filing will become effective:
                   [ ] immediately upon filing pursuant to paragraph (b) of
                       Rule 485
                   [X] on May 1, 2000 pursuant to paragraph (b) of Rule 485
                   [ ] 60 days after filing pursuant to paragraph (a) of
                       Rule 485
                   [ ] on (date) pursuant to paragraph (a) of Rule 485


     The Registrant has registered an indefinite number of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET

                     (File No. 33-66406, IRA/FPA Contracts)



  PART A                      Form N-4 Item                                   Prospectus Caption
     1.    Cover Page                                          Cover Page
     2.    Definitions                                         Definitions We Use in this Prospectus
     3.    Synopsis                                            Table of Annual Expenses
     4.    Condensed Financial Information                     Appendix A: Unit Value Information for the
                                                               Separate Account Funds;Performance Information
                                                               for the Separate Account Fund
     5.    General Description of Registrant, Depositor, and   About American Life and the Separate Acount;
           Portfolio Companies                                 Underlying Funds Invested in by Our Separate
                                                               Account; Your Vtoing Rights for Meetings of the
                                                               Underlying Funds; Administrative Matters
     6.    Deductions                                          Table of Annual Expenses; Charges You Will Pay
     7.    General Description of Variable Annuity Contracts   Who May Purchase a Contract and Make
                                                               Contributions; Your Account Balance in the
                                                               Separate Account Funds; Our General Account
     8.    Annuity Period                                      You May Obtain an Annuity with Your Account
                                                               Balance
     9.    Death Benefit                                       Our Payment of Account Balance to You or a
                                                               Beneficiary -- Death Benefit Prior to Annuity
                                                               Commencement Date
    10.    Purchases and Contract Value                        Who May Purchase a Contract and Make
                                                               Contributions; Your Account Balance in the
                                                               Separate Account Funds; Our General Account
    11.    Redemptions                                         Your Account Balance in the Separate Account
                                                               Funds; Our Payment of Account Balance to You or
                                                               a Beneficiary; How to Contact Us and Give Us
                                                               Instructions
    12     Taxes                                               Federal Tax Information
    13.    Legal Proceedings                                   Not Applicable (see Statement of Additional
                                                               Information)
    14.    Table of Contents of the Statement of Additional
           Information                                         Our Statement of Additional Information
  PART B                                                       Statement of Additional Information Caption
    15.    Cover Page                                          Cover Page
    16.    Table of Contents                                   Table of Contents
    17.    General Information and History                     N/A
    18.    Services                                            Not Applicable
    19.    Purchases of Securities Being Offered               Distribution of the Contracts
    20.    Underwriters                                        Distribution of the Contracts
    21.    Calculation of Performance Data                     Yield and Performance Information
    22.    Annuity Payments                                    Not Applicable
    23.    Financial Statements                                Financial Statements

  PROSPECTUS
  ------------------------------------------------------------------------------

                    VARIABLE ACCUMULATION ANNUITY CONTRACTS


                  Individual Retirement Annuity Contracts and
                  Flexible Premium Deferred Annuity Contracts


                                   Issued By

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK

                   320 Park Avenue, New York, New York 10022

                                  Through its

                             SEPARATE ACCOUNT NO. 2
  ------------------------------------------------------------------------------

The Contracts - This Prospectus describes these individual variable accumulation annuity contracts (Contracts), which we no longer offer for sale:

    o an Individual Retirement Annuity Contract (IRA Contract), including Traditional IRA, Roth IRA, SIMPLE IRA and SEP IRA Contract; and
    o an individual Flexible Premium Deferred Annuity Contract (FPA Contract).

  The Owner or you means a person to whom we have issued an IRA or FPA Contract.

  Your Contributions - You may make Contributions in the amounts and at the frequency you choose (subject to certain minimums), and some of the Contracts permit your employer to make Contributions on your behalf. Under IRA Contracts, the amount of your Contributions and those of your employer are limited by Federal tax laws.

  A Contract can help you accumulate funds for retirement and other long-term financial needs. You may apply the amount you have accumulated to provide fixed monthly Annuity Payments that begin at a future date.

  Investment Alternatives for Your Account Balance - You may allocate your Account Balance to any of the Funds of The American Separate Account No. 2 (the Separate Account) or to our General Account. You may transfer all or any part of your Account Balance among the available Investment Alternatives at any time, without charge. The Separate Account Funds invest in these funds or portfolios of mutual funds (the Underlying Funds):

    o Mutual of America Investment Corporation: Equity Index Fund, All America Fund, Mid-Cap Equity Index Fund, Aggressive Equity Fund, Composite Fund, Bond Fund, Mid-Term Bond Fund, Short-Term Bond Fund and Money Market Fund;

    o Scudder Variable Life Investment Fund: Capital Growth Portfolio, Bond Portfolio and International Portfolio;

    o Variable Insurance Products Funds of Fidelity Investments(R):
      Equity-Income Portfolio of the Variable Insurance Products Fund, and Contrafund Portfolio and Asset Manager Portfolio of the Variable Insurance Products Fund II;

    o Calvert Social Balanced Portfolio of Calvert Variable Series, Inc.; and

    o American Century VP Capital Appreciation Fund of American Century Variable Portfolios, Inc.

  We do not guarantee the investment performance of any Fund of the Separate Account. You have the entire investment risk, including the risk of a decline in value, for amounts you allocate to any Separate Account Fund.

  We pay a fixed rate of interest on your Account Balance in our General Account, and we change the rate from time to time. This Prospectus describes the variable, or Separate Account, Investment Alternatives, but there is a brief description of the General Account under the heading "Our General Account".

  Statement of Additional Information - You may obtain at no charge a Statement of Additional Information (an SAI), dated May 1, 2000, about the Contracts and the Separate Account by writing to us at the address at the top of this page or by calling 1-800-872-5963. We have filed the SAI with the Securities and Exchange Commission and incorporate it into this Prospectus by reference. The table of contents for the SAI is at the end of this Prospectus for your review.

  Prospectuses - You should read this Prospectus before you purchase a Contract, and you should keep it for future reference. This Prospectus is not valid unless the prospectuses of the Underlying Funds, which you also should read, are attached to it.
  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

  ------------------------------------------------------------------------------


     Dated: May 1, 2000

                               TABLE OF CONTENTS




                                                                          Page
                                                                          -----
  Table of Annual Expenses ..............................................   1
  Summary of Information in this Prospectus .............................   3
  About American Life and the Separate Account ..........................   7
  Assumption of Contracts by Mutual of America ..........................   8
  Underlying Funds Invested in by Our Separate Account ..................   9
  Charges You Will Pay ..................................................  12
   Administrative Charges ...............................................  12
   Distribution Expense Charge ..........................................  13
   Expense Risk Charge ..................................................  13
   Expenses of the Underlying Funds .....................................  13
   Premium Taxes ........................................................  13
  Who May Purchase a Contract and Make Contributions ....................  14
   Purchase of a Contract; Participation ................................  14
   Payment of Contributions .............................................  14
   Allocation of Contributions ..........................................  16
  Your Account Balance in the Separate Account Funds ....................  17
  Our Payment of Account Balance to You or a Beneficiary ................  18
   Your Right to Transfer Among Investment Alternatives .................  18
   Your Right to Make Withdrawals, including by Specified Payments ......  18
   How to Tell Us an Amount to Transfer or Withdraw .....................  19
   Death Benefit Prior to Annuity Commencement Date .....................  19
   Termination of a Contract ............................................  20
   When We May Postpone Payments ........................................  20
  You May Obtain an Annuity with Your Account Balance ...................  21
   Amount of Annuity Payments ...........................................  21
   Annuity Commencement Date ............................................  21
   Available Forms of Annuity ...........................................  21
   Death Benefit After Annuity Commencement Date ........................  22
   Lump Sum for Small Annuity Payments ..................................  22
  Our General Account ...................................................  23
  How to Contact Us and Give Us Instructions ............................  24
  Administrative Matters ................................................  25
   Confirmation Statements to Owners ....................................  25
   Designation of Beneficiary ...........................................  25
   Miscellaneous Contract Provisions ....................................  26
  Federal Tax Information ...............................................  27
  Your Voting Rights for Meetings of the Underlying Funds ...............  33
  Funding and Other Changes We May Make .................................  33
  Performance Information for the Separate Account Funds ................  34
  Definitions We Use in this Prospectus .................................  35
  Our Statement of Additional Information ...............................  37
  Appendix A: Unit Value Information for the Separate Account Funds .....  39


This Prospectus is not an offering in any jurisdiction where we may not lawfully offer the Contracts for sale. We have not authorized any dealer, salesperson or other person to give any information or to make any representations about the Contracts other than those in this Prospectus. A prospective purchaser who receives unauthorized information or representations must not rely on them to make any purchase decision.

                            TABLE OF ANNUAL EXPENSES



  The first part of the table below shows the expenses of the Separate Account Funds and the second part shows the expenses of the Underlying Funds. The table reflects 1999 expenses, except that the Separate Account's Risk Fee and Total Separate Account Expenses have been restated to reflect lower expenses effective on May 1, 2000.





                                                       Investment Company
                                        -------------------------------------------------
                                                    All America
                                                     Composite     Mid-Cap
                                                        Bond        Equity
                                                      Mid-Term      Index                  Fidelity VIP
                                                        Bond         and                  --------------
                                           Money     Short-Term     Equity    Aggressive      Equity-
                                          Market        Bond        Index       Equity        Income
                                        ---------- ------------- ----------- ------------ --------------
 Contractowner Transaction
  Expenses
  Sales Load Imposed on
   Purchases, Deferred
   Sales Load, Surrender
   Fee, Exchange Fee ..................    None        None         None         None        None
 Annual Contract Fee(1) ...............   $   24      $   24       $    24      $   24       $    24
                                          ======      ======       =======      ======       =======
 Separate Account Annual
  Expenses (as a percentage of
  average net assets)
 Expense Risk Fee(2) ..................      .15%        .15%          .15%        .15%          .15%
                                          ------      ------       -------      ------       -------
 Account Fees and Expenses
  Administrative Charges
  (after reimbursement)(3) ............      .40%        .40%          .40%        .40%          .30%
  Distribution Expense Charge .........      .35         .35           .35         .35           .35
                                            ------      ------       -------      ------       -------
   Total Account Fees and
    Expenses ..........................      .75         .75           .75         .75           .65
                                            ------      ------       -------      ------       -------
 Total Separate Account
  Expenses (2) ........................      .90%        .90%          .90%        .90%          .80%
                                            ======      ======       =======      ======       =======
 Underlying Fund Annual
  Expenses (as a percentage of
  average net assets)
  Management Fees .....................      .25%        .50%         .125%        .85%          .48%
  Other Expenses (after
   reimbursement)(4) ..................    None        None          None         None            .09
                                          ------      ------       -------      ------       -------
  Total Underlying Fund
   Expenses
   (after reimbursement) ..............      .25%        .50%         .125%        .85%          .57%(5)
                                          ======      ======       =======      ======       ==========



                                               Fidelity VIP II                      Scudder                  American
                                        ----------------------------- -----------------------------------     Century
                                                            Asset      Capital                              VP Capital
                                          Contrafund       Manager      Growth     Bond    International   Appreciation
                                        -------------- -------------- --------- --------- --------------- --------------
 Contractowner Transaction
  Expenses
  Sales Load Imposed on
   Purchases, Deferred
   Sales Load, Surrender
   Fee, Exchange Fee ..................    None           None          None      None         None            None
 Annual Contract Fee(1) ...............    $    24        $    24      $   24    $   24       $    24        $    24
                                           =======        =======      ======    ======       =======        =======
 Separate Account Annual
  Expenses (as a percentage of
  average net assets)
 Expense Risk Fee(2) ..................        .15%           .15%        .15%      .15%          .15%           .15%
                                           -------        -------      ------    ------       -------        -------
 Account Fees and Expenses
  Administrative Charges
  (after reimbursement)(3) ............        .30%           .30%        .40%      .40%          .40%           .20%
  Distribution Expense Charge .........        .35            .35         .35       .35           .35            .35
                                           -------        -------      ------    ------       -------        -------
   Total Account Fees and
    Expenses(2) .......................        .65            .65         .75       .75           .75            .55
                                           -------        -------      ------    ------       -------        -------
 Total Separate Account
  Expenses ............................        .80%           .80%        .90%      .90%          .90%           .70%
                                           =======        =======      ======    ======       =======        =======
 Underlying Fund Annual
  Expenses (as a percentage of
  average net assets)
  Management Fees .....................        .58%           .53%        .46%      .48%          .85%          1.00%
  Other Expenses (after
   reimbursement)(4) ..................        .09            .10%        .03       .09           .18          None
                                           -------        -------      ------    ------       -------        -------
  Total Underlying Fund
   Expenses
   (after reimbursement) ..............        .67%(5)        .63%(5)     .49%      .57%         1.03%          1.00%
                                           ==========     ==========   ======    ======       =======        =======



                                            Calvert
                                            Social
                                           Balanced
                                        --------------
 Contractowner Transaction
  Expenses
  Sales Load Imposed on
   Purchases, Deferred
   Sales Load, Surrender
   Fee, Exchange Fee ..................    None
 Annual Contract Fee(1) ...............    $    24
                                           =======
 Separate Account Annual
  Expenses (as a percentage of
  average net assets)
 Expense Risk Fee(2) ..................        .15%
                                           -------
 Account Fees and Expenses
  Administrative Charges
  (after reimbursement)(3) ............        .40%
  Distribution Expense Charge .........        .35
                                           -------
   Total Account Fees and
    Expenses(2) .......................        .75
                                           -------
 Total Separate Account
  Expenses ............................        .90%
                                           =======
 Underlying Fund Annual
  Expenses (as a percentage of
  average net assets)
  Management Fees .....................        .70%
  Other Expenses (after
   reimbursement)(4) ..................        .19
                                           -------
  Total Underlying Fund
   Expenses
   (after reimbursement) ..............        .89%(6)
                                           ==========


     ----------

  (1) You pay a monthly amount of $2.00, or 1/12 of 1.00% of your Account Balance for the month if that amount would be less than $2.00. The above table reflects for each Separate Account Fund the full monthly charge, as though you had allocated your entire Account Balance only to that Fund. An employer under a SEP-IRA or SIMPLE IRA Contract may elect to pay your monthly charges. See "Charges You Will Pay -- Administrative Charges".

  (2) The Separate Account's Risk Fees and Total Separate Account Expenses have been restated to reflect the elimination of the mortality risk fee of .35% as of May 1, 2000. During 1999, the Mortality and Expense Risk Fees and the Total Separate Account Expenses were .50% and 1.25%, respectively.

  (3) The investment adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of up to 0.20% for administrative expenses, and the transfer agent and distributor for the Fidelity Portfolios reimburse us at an annual rate of 0.10% for certain services we provide. The administrative expense for the corresponding Separate Account Funds would be 0.40% if the reimbursement arrangements ended. See "Charges You Will Pay -- Administrative Charges".

  (4) The investment adviser for the Investment Company voluntarily limits the expenses of each Investment Company Fund to its investment advisory fee. The investment adviser for the American Century VP Capital Appreciation Fund pays the expenses of that Fund other than the investment advisory fee. The prospectuses of the Underlying Funds, which are attached to this Prospectus, more fully describe the Funds' management fees and other expenses.

  (5) A portion of the brokerage commissions that these Portfolios pay was used to reduce their expenses. In addition, the Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances reduced custodian and transfer agent expenses. Including these reductions, total operating expenses for the VIP Equity-Income Portfolio and the VIP II Contrafund and Asset Manager Portfolios for 1999 would have been 0.56%, 0.65% and 0.62%, respectively.

  (6) "Other Expenses" reflects an indirect fee, and the Portfolio's total operating expenses for 1999 after reductions for fees paid indirectly would be 0.86%.

  Examples
  ------------------------------------------------------------------------------

  The examples below show the expenses that you would pay, assuming a $1,000 investment and a 5% annual rate of return on assets. We do not impose a surrender charge when you make a withdrawal of Account Balance. As a result, the expenses would be the same whether or not you surrender the Account Balance at the end of the applicable time period.


                                                                             1 year   3 years   5 years   10 years
                                                                            -------- --------- --------- ---------
  Example for Investment Company Equity Index and
  Mid-Cap Equity Index Funds
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $12      $37       $ 65      $148

  Example for Investment Company All America, Bond, Short-Term Bond,
  Mid-Term Bond and Composite Funds
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $16      $49       $ 86      $196

  Example for Investment Company Aggressive Equity Fund
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $19      $60       $106      $241

  Example for Investment Company Money Market Fund
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $13      $41       $ 72      $164

  Example for Scudder Capital Growth Fund
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $16      $49       $ 86      $196

  Example for Scudder Bond Fund
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $16      $51       $ 90      $205

  Example for Scudder International Fund
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $21      $67       $117      $266

  Example for Fidelity VIP Equity-Income Fund
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $15      $48       $ 85      $193

  Example for Fidelity VIP II Contrafund
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $17      $52       $ 92      $209

  Example for Fidelity VIP II Asset Manager Fund
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $16      $50       $ 88      $201

  Example for Calvert Social Balanced Fund
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $19      $60       $106      $241

  Example for American Century VP Capital Appreciation Fund
  Expenses on a $1,000 investment, assuming a 5% annual return on assets:   $18      $58       $102      $232



  These examples are to assist you in understanding the various costs and expenses that you will pay, directly or indirectly, under a Contract. The examples reflect the expenses of the Separate Account, as well as those of the Underlying Funds, as they were for the year ended December 31, 1999. Actual expenses for periods after 1999 may be greater or less than the expenses on which we based the examples.

  We assumed a 5% annual rate of return in the examples for illustration purposes. The 5% rate does not represent and is not a guarantee of the Separate Account Funds' past or future investment performance. Each example also assumed an annual contract fee of $1.16 per $1,000 of value in the Separate Account Fund, based on an average Account Balance of $20,664. The expenses shown do not include any premium taxes that may be payable.


  Accumulation Unit Values for the Separate Account Funds
  ------------------------------------------------------------------------------


  For information about the Accumulation Unit values of each of the Separate Account Funds over a period of time, you should see Appendix A to this Prospectus. The Unit values reflect the investment performance and expenses of the Underlying Funds and the charges we assess on the assets of the Separate Account Funds. You may obtain a copy of the Separate Account's most recent semi-annual or annual financial statements by calling us at 1-800-872-5963.

                    SUMMARY OF INFORMATION IN THIS PROSPECTUS



  The discussion below is a summary of information in the Prospectus. The references in the Summary direct you to particular sections in the Prospectus where you will find more detailed explanations. You will find definitions at the end of this Prospectus under "Definitions We Use in This Prospectus."


  Our Contracts
  ------------------------------------------------------------------------------

  Individual Retirement Annuity Contracts (IRA Contracts).

  An IRA Contract is a retirement arrangement that qualifies for favorable Federal income tax treatment under the Code. If you are married and are not a wage earner, you may have an IRA Contract (a spousal IRA), and your spouse (if a wage earner) may make Contributions on your behalf. If you have adjusted gross income for Federal income tax purposes below a certain level, you are eligible to purchase a Roth IRA.

  You must designate whether the Contract is a Traditional IRA or a Roth IRA. An employee may purchase a SEP IRA Contract under a Simplified Employee Pension (SEP) or may purchase a SIMPLE IRA Contract under a Savings Incentive Match Plan for Employees (SIMPLE), if the individual's employer has established one of those plans.

  For Federal income tax purposes, you may be able to deduct Contributions under a Traditional IRA Contract or SEP IRA Contract, but there are limits on the amount that you may deduct and restrictions on who may deduct IRA contributions. Refer to "Federal Tax Information -- Traditional IRA and SEP IRA Contracts -- Deduction of Contributions from Gross Income". You may not deduct Contributions under a Roth IRA for Federal income tax purposes. You may exclude Contributions to a SIMPLE IRA from gross income, within certain limits.

  You do not pay Federal income tax on the earnings from Contributions to an IRA Contract, other than a Roth IRA, until you begin receiving Annuity Payments or otherwise withdraw all or a portion of your Account Balance. Under a Roth IRA, you may withdraw earnings tax-free if the Roth IRA Contract is at least five years old and you are at least 59 1/2 years old, or in certain other circumstances. Refer to "Federal Tax Information".

  Flexible Premium Annuity Contracts (FPA Contracts).

  An FPA Contract allows you to accumulate assets for retirement. If you are an individual (not a corporation, for example), you make Contributions to an FPA Contract with "after-tax" dollars. In other words, you may not deduct or exclude the amount of the Contributions from your income for Federal income tax purposes. If you are an individual, you do not pay Federal taxes on the earnings on Contributions to an FPA Contract until you begin to receive Annuity Payments or otherwise withdraw all or a portion of your Account Balance, in most circumstances. Refer to "Federal Tax Information".


  An employer may purchase FPA Contracts to serve as a depository for the employer's deferred compensation obligations to employees, in States where we have obtained state insurance department approval for use of our Contract in this manner. There is no deferral of Federal income taxation of the earnings on Contributions for employers who purchase FPA Contracts for deferred compensation obligations or for other Contractholders who are not individuals. Refer to "Federal Tax Information".


  Contributions during the Accumulation Period
  ------------------------------------------------------------------------------

  You may make Contributions at whatever times you select, but the timing will be based on your payroll period if you make Contributions under a salary reduction or payroll deduction agreement with your employer. The Code limits the amount of Contributions to an IRA Contract, as described below.

  Minimum Required. We from time to time will establish the minimum Contribution that you may make under the Contracts. Currently, the minimum Contribution is $10, except that there is no minimum for employer contributions under SEP IRAs or for employer or Owner Contributions under SIMPLE IRAs.

  Who May Make Contributions. The persons who may make Contributions, and the manner in which Contributions should be sent to us, are as follows.

    o Under an FPA Contract or under an IRA Contract other than a SIMPLE IRA, you may make Contributions directly to us.


    o Under an FPA Contract or Traditional IRA Contract, you may make Contributions through a payroll deduction agreement with your employer.


    o Under a SIMPLE IRA Contract, you may make Contributions only by salary reduction agreement with your employer.

    o For both SEP IRAs and SIMPLE IRAs, the employer also may contribute amounts on your behalf, within the limits established by the Code.

    o Under a SIMPLE IRA, an employer must match certain Contributions by an employee or make a Contribution for each employee who is eligible to contribute under the SIMPLE.

  We must receive each Contribution for you at our home office, along with sufficient information to identify the person for whom the Contribution is made, before we can credit the Contribution to your Account Balance. If an employer sends us Contributions, we will apply the Contributions when we receive the amounts at our home office or receive them by wire transfer of Federal funds into our designated bank account. Refer to "Who May Purchase a Contract and Make Contributions -- Payment of Contributions" and "Federal Tax Information".


  IRA Contract -- Limits on Amounts. The aggregate amount that you may contribute to a Traditional IRA, SEP IRA and/or Roth IRA Contract is $2,000 per tax year, or 100% of your compensation for the year if compensation is less than $2,000. You may contribute up to an additional $2,000 to a spousal IRA, minus any contribution your spouse makes to the spousal IRA. For Roth IRAs, the $2,000 contribution amount is reduced or eliminated for Owners at certain Federal adjusted gross income levels. Under a SIMPLE IRA, you may contribute up to $6,000 per year through a salary reduction agreement with the employer. You also may make Contributions by "rollover" to certain IRA Contracts. Refer to "Who May Purchase a Contract and Make Contributions -- Payment of Contributions" and "Federal Tax Information".

  If you have reached the age of 70 1/2, you may no longer make Contributions (except by rollover from another IRA contract or eligible employer retirement plan) to a Traditional IRA or SEP IRA Contract. There is no Owner age limit for Contributions under a Roth IRA or a SIMPLE IRA, or for employer contributions to a SEP IRA.


  FPA Contract -- Limits on Amounts. There is no limit on the amount of Contributions that you may make to an FPA Contract if you are an individual.



  Investment Alternatives for Your Account Balance
  ------------------------------------------------------------------------------

  You may allocate Contributions among the General Account and one or more of the Separate Account Funds, change your allocation instructions at any time for future Contributions, and transfer all or part of your Account Balance among the available Investment Alternatives at any time.

  The General Account. We pay interest on the portion of your Account Balance you allocate to our General Account, at an effective annual rate of at least 3%. In our discretion, we change the current rate of interest from time to time. We have the full investment risk for amounts you allocate to the General Account. We sometimes refer to the General Account Investment Alternative as the Interest Accumulation Account.

  This Prospectus serves as a disclosure document for the Separate Account Investment Alternatives under the Contracts. You may refer to "Our General Account" for a brief description of the General Account.


  The Separate Account. The Separate Account has Funds, or sub-accounts. The name of each Fund corresponds to the name of its Underlying Fund. When you allocate Contributions or transfer Account Balance to a Separate Account Fund, the Fund purchases shares in its Underlying Fund. A Separate Account Fund is called a "variable option", because you have the investment risk that your Account Balance in the Fund will increase or decrease based on the investment performance of the Underlying Fund. The Mid-Cap Equity Index Fund will be available to you upon its approval by your State's insurance department.



  Underlying Funds Invested in by the Separate Account
  ------------------------------------------------------------------------------

  The Separate Account Funds currently invest in seventeen Underlying Funds, which have different investment objectives, investment policies and risks. You should refer to "Underlying Funds Invested in by Our Separate

  Account" for more information about the Underlying Funds' investment objectives, and to the prospectuses of the Underlying Funds that are attached to this Prospectus.



  Charges under the Contracts
  ------------------------------------------------------------------------------

  We deduct several charges from the net assets of each Separate Account Fund. Refer to "Charges You Will Pay". The charges include:

    o an administrative expense charge at an annual rate of 0.40% (except that currently the annual rate for the American Century VP Capital Appreciation Fund is 0.20% and the annual rate for the Funds that invest in the Fidelity Portfolios is approximately 0.30%);

    o a distribution expense charge at an annual rate of 0.35% for expenses related to the distribution of the Contracts; and


    o a charge at an annual rate of 0.15% for assuming certain expense risks under the Contracts.


  We also deduct from your Account Balance a monthly administrative expense charge. The charge is $2.00 if you have an Account Balance of $2,400 or more during the month, or 1/12 of 1% of the Account Balance (which will be less than $2.00) if your Account Balance is less than $2,400 in any month. Refer to "Charges You Will Pay -- Administrative Charges".

  Reservation of Rights. We reserve the right to increase or decrease the administrative expense charge, the monthly administrative charge and the expense risk charge within the limits imposed under the Contracts, and the right to deduct from Contributions any applicable State premium taxes. State insurance provisions or federal securities laws may limit the amount of any additional charges that we may impose.

  Expenses of the Underlying Funds. A Separate Account Fund's value is based on the shares it owns of the Underlying Fund. As a result, the investment management fees and other expenses the Underlying Funds pay will impact the value of the Separate Account Funds. You should refer to the attached prospectuses of the Underlying Funds for a complete description of their expenses and deductions from net assets.



  Transfers and Withdrawals of Account Balance
  ------------------------------------------------------------------------------


  During the Accumulation Period, you may transfer all or a portion of your Account Balance among the Investment Alternatives. Refer to "Our Payment of Account Balance to You or a Beneficiary -- Your Right to Transfer Among Investment Alternatives".

  During the Accumulation Period, you may withdraw all or a portion of your Account Balance. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you. Refer to "Our Payment of Account Balance to You or a Beneficiary -- Your Right to Make Withdrawals, including by Specified Payments".

  You may have taxable income upon any withdrawal of your Account Balance, except in the case of certain withdrawals from Roth IRA Contracts. You will be taxed at ordinary income tax rates on the amount withdrawn, except for the portion of the withdrawal that is considered to be a return of your after-tax Contributions (if any). The taxable portion of withdrawals, and in certain cases the nontaxable portion of withdrawals from Roth IRAs, may be subject to a 10% tax penalty, or 25% for SIMPLE IRAs in limited cases. The tax penalty is not due if you have reached the age of 59 1/2, are disabled or in certain other circumstances (including special rules for IRA Contracts). Refer to "Federal Tax Information".

  The Code imposes minimum distribution requirements for IRA Contracts, other than Roth IRAs, when you reach a certain age or in some other circumstances. You may be required to make partial withdrawals of your Account Balance, or may choose to begin receiving Annuity Payments, to meet the minimum distribution requirements.


  We currently do not assess a charge for transfers under the Contracts. We reserve the right, however, to impose a charge for transfers in the future.


  Our Specified Payments Option. You may instruct us to withdraw a certain amount (at least $100) each month from the Investment Alternatives you name. You must be age 59 1/2 or older to elect this Option.

  How to Make Allocation Changes, Transfers and Withdrawals
  ------------------------------------------------------------------------------

  In Writing. You may give instructions in writing on our forms to change your allocations among Investment Alternatives for future Contributions, to transfer your Account Balance among Investment Alternatives or to make any withdrawals of Account Balance. Refer to "How to Contact Us and Give Us Instructions".


  By Telephone. Using a Personal Identification Number (PIN) we have assigned, you may call us at 1-800-872-5963 for certain transactions and information. You may not make a request for rollover of an IRA Contract by telephone. Refer to "How to Contact Us and Give Us Instructions".

  Our Home Office and Processing Center. Our home office address is 320 Park Avenue, New York, New York 10022. The address for our Financial Transactions Processing Center, where you may send requests for allocation changes or transfers among Investment Alternatives, is 1150 Broken Sound Parkway NW, Boca Raton, FL 33487.

  Confirmation Statements. We will send you confirmation statements (which may be your quarterly statements) for your allocation changes and for your Contributions, transfers of Account Balance and withdrawals of Account Balance. You must promptly notify us of any error in a confirmation statement, or you will give up your right to have us correct the error. Refer to "Administrative Matters -- Confirmation Statements to Owners".



  Death Benefits during the Accumulation Period
  ------------------------------------------------------------------------------

  If you were to die before the Annuity Commencement Date, we will pay a death benefit to your Beneficiary. Under an FPA Contract when you are not the Annuitant, we will pay the death benefit upon the first to occur of your death and the Annuitant's death.

  The death benefit amount will be your Account Balance as of the date we receive proof of your death (or the death of the Annuitant) and the election of the Beneficiary(ies) telling us how we should pay the death benefit. The Beneficiary selects the form of death benefit, which may be a lump sum, a form of annuity or fixed payments. If your Eligible Spouse is the Beneficiary and the death benefit is due upon your death, your surviving spouse may be able to continue the Contract instead of receiving a death benefit. Refer to "Our Payment of Account Balance to You or a Beneficiary -- Death Benefit Prior to Annuity Commencement Date".


  Annuitants and Beneficiaries
  ------------------------------------------------------------------------------

  Under an IRA Contract, you must be the Annuitant. Under an FPA Contract, you may be the Annuitant or may name another person as the Annuitant, and you may not change the Annuitant once you have named the Annuitant. When a Beneficiary elects to receive a death benefit due in the form of an annuity, the Beneficiary may be the Annuitant or may name another person as the Annuitant. You or a Beneficiary also may name a joint Annuitant.

  You may designate a Beneficiary or Beneficiaries to receive any death benefit due during the Accumulation Period or to receive any remaining payments (or their commuted value) due during the Annuity Period. You may change the Beneficiary by giving us written notice on a form we provide. Refer to "Administrative Matters Under the Contracts -- Designation of Beneficiary".


  Annuity Commencement Date and Amount of Monthly Annuity Payment
  ------------------------------------------------------------------------------

  You may select the Annuity Commencement Date, but under an IRA Contract, the Annuity Commencement Date must be after you have reached the age of 55. Annuity Payments will be fixed at the same amount every month and will be based on your Account Balance at the Annuity Commencement Date and the form of annuity you select. Each Contract contains tables of annuity purchase rates. We guarantee that the monthly amount of the Annuity Payments, for the form of annuity you select, will never be less favorable than the guaranteed rate in the Contract. Refer to "You May Obtain an Annuity with Your Account Balance". You may choose to make withdrawals of your Account Balance instead of electing to receive Annuity Payments.

  Forms of Annuity Available. We offer several forms of annuity, some of which have guaranteed minimum time periods for payments. If an Annuitant (and contingent Annuitant if a joint and survivor annuity) dies before the minimum period has ended, the Beneficiary will receive the remaining Annuity Payments due. A life annuity protects an Annuitant from outliving the time period for receiving monthly payments, because the payments continue for the life of the Annuitant. You may select the annuity form when you designate the Annuity Commencement Date. Refer to "You May Obtain an Annuity with Your Account Balance -- Available Forms of Annuity".


  Cancellation Right
  ------------------------------------------------------------------------------


  You may surrender a Contract for cancellation within ten days after you have received it (or a longer period if your State requires it). We will refund all Contributions you allocated to the General Account, plus the value on the surrender date of your Account Balance allocated to the Separate Account, unless your state requires that all Contributions to the Separate Account be refunded.

--------------------------------------------------------------------------------
                  ABOUT AMERICAN LIFE AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

  We are a life insurance company organized in 1955 under the laws of the State of New York. We are authorized to transact business in 50 states, the District of Columbia and the United States Virgin Islands. Our home office is located at 320 Park Avenue, New York, New York 10022. As of December 31, 1999, we had total assets of approximately $1.4 billion.

  Currently, Mutual of America Life Insurance Company (Mutual of America), a mutual life insurance company also organized under New York law, is our indirect parent company. Mutual of America intends to sell American Life during 2000 or in early 2001.

  Our operations as a life insurance company are reviewed periodically by various independent rating agencies. These agencies, such as A.M. Best Company, Standard & Poor's Insurance Rating Service and Duff & Phelps Credit Rating Company, publish their ratings. From time to time we reprint and distribute the rating reports in whole or in part, or summaries of them, to the public. The ratings concern our operation as a life insurance company and do not imply any guarantees of performance of the Separate Account.


  Our Separate Account
  ------------------------------------------------------------------------------

  We established the Separate Account under a resolution of our Board of Directors adopted on February 23, 1993. The Separate Account is registered with the Securities and Exchange Commission (Commission) as a unit investment trust under the Investment Company Act of 1940 (1940 Act). The Commission does not supervise the management or investment practices or policies of the Separate Account or American Life. The 1940 Act, however, does regulate certain actions by the Separate Account.

  We divide the Separate Account into distinct Funds. Each Fund invests its assets in an Underlying Fund, and the name of each Separate Account Fund reflects the name of the corresponding Underlying Fund.

  The assets of the Separate Account are our property. The Separate Account assets attributable to Owners' Account Balances and any other annuity contracts funded through the Separate Account cannot be charged with liabilities from other businesses that we conduct. The income, capital gains and capital losses of each Fund of the Separate Account are credited to, or charged against, the net assets held in that Fund. We separately determine each Fund's net assets, without regard to the income, capital gains and capital losses from any of the other Funds of the Separate Account or from any other business that we conduct.

  The Separate Account and American Life are subject to supervision and regulation by the Superintendent of Insurance of the State of New York, and by the insurance regulatory authorities of each State.

--------------------------------------------------------------------------------
                  ASSUMPTION OF CONTRACTS BY MUTUAL OF AMERICA
--------------------------------------------------------------------------------

  As part of a consolidation of its insurance operations, Mutual of America has entered into an assumption reinsurance agreement with us. Under this agreement, American Life is ceding and Mutual of America is assuming substantially all of our outstanding individual business, including the Contracts. Mutual of America is combining all insurance operations into one entity to enhance service to contract and policy owners and obtain economies of scale.

  Mutual of America has declared its intention to sell the outstanding common stock of American Life to a third party. An additional assumption offer to remaining American Life Owners may occur in connection with the sale of American Life. In the majority of states, Owners have the right to opt out of the assumption by providing timely notice to American Life. In the remaining states, Owners must consent to the assumption before it can occur.

  When Mutual of America assumes an American Life Contract, it becomes the issuer in place of American Life and has all of the obligations and holds all of the assets under the assumed Contract through its General Account and Separate Account No. 2. The Contracts described in this Prospectus are identical to the Mutual of America Contracts, except for the identity of the issuer and its separate account and the right under the Mutual of America Contracts to participate in divisible surplus. Account balances, unit values and number of accumulation units in each Separate Account Fund are not changed by assumption.

              UNDERLYING FUNDS INVESTED IN BY OUR SEPARATE ACCOUNT


  Below are summaries of the Underlying Funds' investment objectives and certain investment policies. The Underlying Funds sell their shares to the separate accounts of insurance companies and do not offer them for sale to the general public.

  You will find more detailed information about the Underlying Funds in their current prospectuses, which are attached to this Prospectus. You should read each prospectus for a complete evaluation of the Underlying Funds, their investment objectives, principal investment strategies and the risks related to those strategies.


  Equity Index Fund of the Investment Company
  ------------------------------------------------------------------------------


  The investment objective of the Equity Index Fund is to provide investment results that correspond to the performance of the Standard & Poor's Composite Index of 500 Stocks (the S&P 500 Index(R)).* The Fund invests primarily in common stocks that are included in the S&P 500 Index.



  All America Fund of the Investment Company
  ------------------------------------------------------------------------------


  The investment objective of the All America Fund is to outperform the S&P 500 Index by investing in a diversified portfolio of primarily common stocks.

  The Fund invests approximately 60% of its assets (the Indexed Assets) to provide investment results that correspond to the price and yield performance of the S&P 500 Index. The Fund invests the remaining approximately 40% of the assets (the Active Assets) to seek to achieve a high level of total return, through both appreciation of capital and, to a lesser extent, current income, by means of a diversified portfolio of primarily common stocks with a broad exposure to the market.



  Mid-Cap Equity Index Fund of the Investment Company
  ------------------------------------------------------------------------------


  The investment objective of the Mid-Cap Equity Index Fund is to provide investment results that correspond to the performance of the S&P MidCap 400 Index(R).* The Fund invests primarily in common stocks that are included in the S&P MidCap 400 Index.



  Aggressive Equity Fund of the Investment Company
  ------------------------------------------------------------------------------


  The investment objective of the Aggressive Equity Fund is capital appreciation, by investing in companies believed to possess above-average growth potential and in companies believed to possess valuable assets or whose securities are undervalued in the marketplace in relation to factors such as the company's assets, earnings or growth potential.


  Composite Fund of the Investment Company
  ------------------------------------------------------------------------------

  The investment objective of the Composite Fund is to achieve as high a total rate of return, through both appreciation of capital and current income, as is consistent with prudent investment risk by means of a diversified portfolio of publicly-traded common stocks, debt securities and money market instruments. The Fund seeks to achieve long-term growth of its capital and increasing income by investments in common stock and other equity-type securities, and a high level of current income through investments in publicly-traded debt securities and money market instruments.


     ----------

 * Standard & Poor's, S&P, S&P 500 and S&P MidCap 400 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Investment Company. Standard & Poor's does not sponsor, endorse, sell or promote the Equity Index Fund, All America Fund or Mid-Cap Equity Index Fund. It has no obligation or liability for the sale or operation of the Funds and makes no representations as to the advisability of investing in the Funds.

  Bond Fund of the Investment Company
  ------------------------------------------------------------------------------

  The primary investment objective of the Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital.


  The Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities, and zero coupon securities.



  Mid-Term Bond Fund of the Investment Company
  ------------------------------------------------------------------------------


  The primary investment objective of the Mid-Term Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The average maturity of the Fund's securities holdings will be between three and seven years.

  The Mid-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities, and zero coupon securities.



  Short-Term Bond Fund of the Investment Company
  ------------------------------------------------------------------------------


  The primary investment objective of the Short-Term Bond Fund is to provide as high a level of current income over time as is believed to be consistent with prudent investment risk. A secondary objective is preservation of capital. The average maturity of the Fund's securities holdings will be between one and three years.

  The Short-Term Bond Fund seeks to achieve its objective by investing primarily in investment grade, publicly-traded debt securities, such as bonds, U.S. Government and agency securities, including mortgage-backed securities, and in money market instruments.



  Money Market Fund of the Investment Company
  ------------------------------------------------------------------------------

  The investment objective of the Money Market Fund is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital.


  The Money Market Fund invests only in money market instruments and other short-term securities. Neither the Federal Deposit Insurance Corporation nor any other U.S. Government agency insures or guarantees the Separate Account's investments in shares of the Money Market Fund.



  Scudder Capital Growth Portfolio
  ------------------------------------------------------------------------------


  The investment objective of the Scudder Capital Growth Portfolio is to maximize long-term capital growth through a broad and flexible investment program.

  The Portfolio invests in marketable securities, principally common stocks and, consistent with its objective of long-term capital growth, preferred stocks. The Portfolio may invest up to 20% of its assets in intermediate and longer term debt instruments, depending on market and economic conditions.



  Scudder Bond Portfolio
  ------------------------------------------------------------------------------


  The investment objective of the Scudder Bond Portfolio is to provide a high level of income consistent with a high quality portfolio of debt securities.

  To achieve its objective, the Portfolio invests principally in investment grade bonds, including those issued by the U.S. Government and its agencies and by corporations, and other notes and bonds paying high current income. The Portfolio may invest up to 20% of its assets in non-investment grade debt securities.

  Scudder International Portfolio
  ------------------------------------------------------------------------------


  The investment objective of the Scudder International Portfolio is to seek long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.


  The Portfolio invests primarily in equity securities of established companies that do business primarily outside the United States and that are listed on foreign exchanges. In the event of exceptional conditions abroad, the Portfolio may temporarily invest all or a portion of its assets in Canadian or U.S. Government obligations or currencies, or securities of companies incorporated in and having their principal activities in Canada or the United States.


  Fidelity VIP Equity-Income Portfolio
  ------------------------------------------------------------------------------

  The investment objective of the Equity-Income Portfolio is reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio also considers the potential for capital appreciation. The Portfolio's goal is to achieve a yield that exceeds the composite yield on the securities comprising the S&P 500 Index.


  Fidelity VIP II Contrafund Portfolio
  ------------------------------------------------------------------------------


  The investment objective of the Contrafund Portfolio is capital appreciation. It seeks to increase the value of an investment in the Portfolio over the long term by investing in securities of companies whose value its adviser believes is not fully recognized by the public. These securities may be issued by domestic or foreign companies and many may not be well known. The Portfolio normally invests primarily in common stocks.



  Fidelity VIP II Asset Manager Portfolio
  ------------------------------------------------------------------------------


  The investment objective of the Asset Manager Portfolio is high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term and money market instruments.


  The Portfolio's adviser normally allocates the Portfolio's assets among the three asset classes within the following investment parameters: 0-50% in short-term/money market instruments; 20-60% in bonds; and 30-70% in stocks. The expected "neutral mix", which the Portfolio's adviser would expect over the long term, is 10% in short-term/money market instruments, 40% in bonds and 50% in stocks.


  Calvert Social Balanced Portfolio
  ------------------------------------------------------------------------------


  The investment objective of Calvert Social Balanced Portfolio is to achieve a competitive total return through an actively managed non-diversified portfolio of stocks, bonds and money market instruments that offer income and capital growth opportunity and satisfy the social concern criteria established for the Portfolio.



  American Century VP Capital Appreciation Fund
  ------------------------------------------------------------------------------


  The investment objective of the American Century VP Capital Appreciation Fund is capital growth by investing primarily in common stocks that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's manager, better-than-average prospects for appreciation.



  Investment Advisers for the Underlying Funds
  ------------------------------------------------------------------------------


  Mutual of America Investment Corporation: The Investment Company receives investment advice from Mutual of America Capital Management Corporation (the Adviser), an indirect wholly-owned subsidiary of Mutual of America. For the Active Assets of the All America Fund, the Adviser has entered into subadvisory agreements with Oak Associates, Ltd. and Fred Alger Management, Inc. Each of these subadvisers provides investment advice for approximately 10% of the All America Fund's assets.


  Scudder Variable Life Investment Fund: The Scudder Capital Growth, Bond and International Portfolios receive investment advice from Scudder Kemper Investments, Inc.

  Fidelity Portfolios: The Equity-Income Portfolio, Contrafund Portfolio and Asset Manager Portfolio receive investment advice from Fidelity Management & Research Company.

  Calvert Social Balanced Portfolio: The Portfolio receives investment advice from Calvert Asset Management Company, Inc., which has entered into a subadvisory agreement with NCM Capital Management Group, Inc. for the equity portion of the Portfolio.

  American Century VP Capital Appreciation Fund: The Fund receives investment advice from American Century Investment Management, Inc.


  Shared and Mixed Fund Arrangements. Shares of the Fidelity Portfolios, the Scudder Portfolios, the American Century VP Capital Appreciation Fund and the Calvert Social Balanced Portfolio (together, the Shared Funds) currently are available to the separate accounts of a number of insurance companies. Shares of Mutual of America Investment Corporation and shares of certain of the Shared Funds (together, the Mixed Funds) currently are available to separate accounts for both variable annuity and variable life insurance products.

  The Board of Directors (or Trustees) of each Shared and Mixed Fund is responsible for monitoring that Fund for the existence of any material irreconcilable conflict between the interests of participants in all separate accounts that invest in the Fund. The Board must determine what action, if any, the Fund should take in response to an irreconcilable conflict. If we believe that a response does not sufficiently protect our Contractholders or Owners, we will take appropriate action, and we may modify or reduce the Investment Alternatives available to you.

                              CHARGES YOU WILL PAY

  Administrative Charges
  ------------------------------------------------------------------------------


  We perform all administrative functions in connection with the Contracts, including receiving and allocating Contributions, making Annuity Payments as they become due, and preparing and filing all reports that the Separate Account is required to file. The expenses we incur for administrative functions include, but are not limited to, items such as state or other taxes, salaries, rent, postage, telephone, travel, office equipment, costs of outside legal, actuarial, accounting and other professional services, and costs associated with determining the unit values of the Separate Account Funds.


  We may increase or decrease the daily and monthly administrative charges described below, subject to any limitations in the Contract or a Plan. The aggregate fees and charges we impose under the Contracts must be reasonable in relation to the services we provide, the expenses we expect to incur, and the risks we have assumed.


  Separate Account Charge. We deduct, on each Valuation Day, from the value of the net assets in each Fund of the Separate Account a charge for administrative expenses at an annual rate of 0.40%, except that we reduce the administrative charge to the extent we receive a reimbursement for administrative expenses.

    o For the Separate Account Fund that invests in the American Century VP Capital Appreciation Fund, the annual rate currently is 0.20%, because the adviser for the American Century VP Capital Appreciation Fund reimburses us at an annual rate of up to 0.20% for administrative expenses.

    o For the Funds that invest in the Fidelity Portfolios, the annual rate currently is 0.30%, because the transfer agent and distributor for the Fidelity Portfolios reimburse us at an aggregate annual rate of 0.10% for administrative expenses.

  Owner Charge. We make an additional deduction from your Account Balance for administrative expenses each month. The charge is $2.00 per month, except that we will reduce the charge to 1/12 of 1.00% if your Account Balance for the month is less than $2,400.


  We deduct the monthly charge from your Account Balance allocated to the General Account, if any. If you do not have any Account Balance in the General Account, we will deduct the charge from your Account Balance allocated to one or more of the Separate Account Funds, in a prescribed order we have established. (Refer to the Statement of Additional Information for the order of the Funds.)

  Distribution Expense Charge
  ------------------------------------------------------------------------------

  We deduct on each Valuation Day, from the net assets in each Fund of the Separate Account, a charge at an annual rate of 0.35% to cover anticipated distribution expenses. Mutual of America, under an administrative services agreement with us, provides sales services for the Contracts and performs all duties and functions needed for the distribution of the Contracts. To compensate Mutual of America for its services, we pay it the distribution charge under the Contracts.



  Expense Risk Charge
  ------------------------------------------------------------------------------

  We assume certain expense risks under the Contracts. The expense risks we assume arise from our guarantees in the Contracts to make Annuity Payments in accordance with annuity tables in the Contracts. We have estimated expenses we expect to incur over the lengthy period that we may make Annuity Payments. We assume the risk that expenses will be higher than we estimated.


  On each Valuation Day, for assuming the expense risks we make a deduction at an annual rate of 0.15% of the net assets in each Fund. We have the right to increase the expense risk charge, subject to any limitations in the Contract.



  Expenses of the Underlying Funds
  ------------------------------------------------------------------------------


  Owners and the Separate Account Funds do not directly pay the advisory fees and other expenses of the Underlying Funds. These fees and expenses are deducted by the Underlying Funds and will impact the value of the shares the Separate Account Funds own. You should refer to "Table of Annual Expenses" in this Prospectus, which shows the expenses of the Underlying Funds for the most recent calendar year. The prospectuses of the Underlying Funds, which are attached to this Prospectus, contain a complete description of the Underlying Funds' fees and expenses.


  Premium Taxes
  ------------------------------------------------------------------------------

  We currently do not deduct state premium taxes from Contributions. We reserve the right to deduct all or a portion of the amount of any applicable taxes, including state premium taxes, from Contributions prior to their allocation among the Investment Alternatives. Currently, most state premium taxes range from 2% to 4%.

               WHO MAY PURCHASE A CONTRACT AND MAKE CONTRIBUTIONS


  Purchase of a Contract; Participation
  ------------------------------------------------------------------------------


  We are no longer offering Contracts for sale. This discussion describes the procedures we used for Contracts previously issued.

  IRA Contract. We issue IRA Contracts to individuals. Each purchaser must complete the prescribed application and make an initial Contribution of at least the minimum required amount, except that we do not require an initial Contribution for SEP IRA Contracts.


  To purchase a Roth IRA, an individual must have Federal adjusted gross income below a certain level and must designate the Contract as a Roth IRA. To purchase a SEP IRA or SIMPLE IRA, the individual must be eligible to participate in the SEP or SIMPLE adopted by the individual's employer.


  FPA Contract. We issue FPA Contracts to individuals. Each purchaser must complete the prescribed application and make an initial Contribution of at least the minimum required amount.


  A person to whom we issue an FPA Contract, even if the person names someone else as the Annuitant, is the owner of the Contract and will possess all the rights under the Contract. For example, the employer to whom we issue an FPA Contract for deferred compensation purposes is the owner of the Contract and may receive all payments under the Contract

  Acceptance of Initial Contributions. When we receive your completed application, together with an initial Contribution (when required) and any other necessary information, we will accept the application and Contribution and issue the Contract, or reject them, within two business days of receipt. If you did not properly complete the application, we will retain the Contribution for up to five business days while we attempt to obtain the information necessary to complete the application. We will accept the Contribution within two business days after we receive the completed application.

  If we do not receive a completed application for you within five business days, we will return the Contribution at the end of that period unless we obtain consent to hold the Contribution for a longer period from you, if the application is for an FPA or IRA Contract where you send Contributions directly to us, or we notify your employer on your behalf if the application is for an IRA Contract where your employer sends Contributions to us. We enter into agreements with employers that use our electronic processing system and that make Contributions to a SEP IRA or SIMPLE IRA or that have payroll deduction or salary reduction programs for the forwarding of applications and Contributions to us.

  Cancellation of Contract. You may surrender an IRA Contract or FPA Contract for cancellation within ten days after receipt. We will refund all Contributions you allocated to the General Account, plus the value on the date of surrender of your Account Balance credited to the Separate Account. Several states, however, require that the amount of Contributions be refunded without deductions, and you should consult the Contract for applicable provisions. We will return to your employer any Contributions that were sent to us by your employer on your behalf.


  Payment of Contributions
  ------------------------------------------------------------------------------

     IRA Contracts. The method of making Contributions depends on the type of IRA Contract.



    o For Traditional IRA, Roth IRA and SEP IRA Contracts, you may make Contributions directly to us.

    o Under a Traditional IRA Contract, you also may make Contributions under a payroll deduction agreement between you and your employer, in which case the employer forwards to us on your behalf the amounts deducted from your salary.


    o For a SIMPLE IRA Contract, you may make Contributions only by salary reduction under the SIMPLE adopted by your employer.

  The Code limits the amount of your total Contributions (excluding rollovers) under a Traditional IRA, SEP IRA or Roth IRA Contract during a tax year to the lesser of $2,000 and 100% of your compensation for that year.


     The Code limits the amount of Contributions to a Roth IRA as follows:

    o A single individual with adjusted gross income of $95,000 or less, and a married individual who files a joint tax return with adjusted gross income of $150,000 or less, may contribute up to $2,000 to a Roth IRA. This $2,000 amount is reduced by contributions to other IRAs during the tax year, other than rollovers and salary reduction contributions to a SIMPLE.

    o The $2,000 Roth IRA contribution limit declines in fixed amounts until it becomes zero for a single individual with adjusted gross income between $95,000 and $110,000 and for a married individual filing a joint return with adjusted gross income between $150,000 and $160,000.

     The Code limits Owner Contributions to a SIMPLE IRA, as follows:

    o You may contribute up to $6,000 per year (or 100% of compensation if less), and this amount will be increased in future years for cost-of-living adjustments.

    o If an individual has more than one employer, the maximum amount that an employee may contribute under a SIMPLE IRA and other salary reduction arrangements in any year is $10,500 for 2000, as adjusted in future years for cost-of-living increases.

     Code provisions also regulate an employer's Contributions to a SIMPLE IRA:


    o An employer generally must match an employee's contribution in an amount equal to 3% of the employee's compensation, but the employer may lower the percentage to as low as 1% for two years out of a five year period.

    o Instead of matching a Contribution, the employer may make a "nonelective" Contribution to each Owner's SIMPLE IRA. The amount of the nonelective Contribution is equal to 2% of compensation for each eligible employee, whether or not the employee has made Contributions during the year. The maximum amount of compensation considered for each employee in this calculation is $170,000 for 2000 (to be adjusted for cost-of-living increases in the future). An employer must notify its employees of an election to reduce the percentage of the employer's matching Contributions or to make a nonelective Contribution instead of matching Contributions for the coming year.

  Under a SEP, an employer can contribute to the employee's SEP IRA an amount up to 15% of the employee's compensation (with compensation limited to $170,000 for 2000, to be adjusted for inflation in future years), but not more than $30,000. These limits may be reduced, however, by contributions that the employer makes to other tax-qualified plans for the employee.

  At any age you may make Contributions to a Roth IRA, as long as you are eligible based on Federal adjusted gross income requirements. You may not make any Contributions to a Regular IRA or SEP IRA Contract beginning in the tax year you reach age 70 1/2, with the following exceptions:

    o You may purchase an IRA Contract, or you may use an existing IRA Contract, to receive rollover Contributions from certain other plans, as described below, even after age 70 1/2.

    o An employer may make contributions for its employee under a SEP IRA or a SIMPLE IRA, and an employee may contribute to a SIMPLE IRA, after the employee has attained age 70 1/2.

  You may make Contributions to an IRA Contract (other than a SIMPLE IRA) by rollover of eligible distributions from certain other pension or retirement arrangements that qualify for favorable tax treatment under the Code, under the following rules:

    o Generally, amounts that you roll over will not be subject to the limitations on the amount of Contributions during a tax year, except for the portion that represents Contributions made for the same tax year as the rollover.

    o Qualified plans and arrangements include other IRA contracts, SEP IRAs and SIMPLE IRAs, tax-sheltered annuities under Code Section 403(b), and pension and profit-sharing plans, including 401(k) plans, under Code
       Section 401(a). Not all distributions from these plans and arrangements may be rolled over to an IRA Contract, and the tax implications of rolling over distributions may vary depending on federal tax rules that apply to the plan or arrangement. See "Federal Tax Information -- Obtaining Tax Advice".

    o  You may roll over amounts to a SIMPLE IRA only from another SIMPLE IRA.



  Special rules apply for rollovers to a Roth IRA or for conversions from a Traditional IRA to a Roth IRA. If you have adjusted gross income of $100,000 or less for a tax year, you can roll over or "convert" a Traditional IRA to a Roth IRA Contract, subject to the following:

    o You may not directly transfer distributions from an employer-sponsored plan to a Roth IRA, but you may roll over eligible distributions first to a Traditional IRA and subsequently to a Roth IRA.

    o You must include in gross income amounts rolled over from a Traditional IRA to a Roth IRA (excluding "after-tax" Contributions), but no early withdrawal penalty applies to the taxable amount. If you converted a Traditional IRA to a Roth IRA during 1998, you may include one-fourth of the resulting taxable income in each of the 1998, 1999, 2000 and 2001 tax years for Federal income tax purposes.

    o You will owe a penalty tax on withdrawals of amounts that were rolled over to a Roth IRA from a Traditional IRA if the withdrawal is made within five tax years after the rollover, even if the amount withdrawn is nontaxable. See "Federal Tax Information -- Roth IRA Contracts -- Special Penalty Tax on Withdrawals of Rollover or Conversion Contributions".

    o Individuals considering converting or rolling over a Traditional IRA to a Roth IRA should take into account various issues, including state and local tax consequences. See "Federal Tax Information -- Obtaining Tax Advice."


  FPA Contract. You may make Contributions directly to us, or your employer may make Contributions to us on your behalf under a payroll deduction agreement. You may make Contributions at whatever intervals and in whatever amounts you select, except that each Contribution must be at least $10. (From time to time we may change this minimum.)

  If an employer purchases an FPA Contract as a depository for employee deferred compensation obligations that do not constitute deferrals under an eligible deferred compensation plan as defined in Section 457(b) of the Code, there are no limits on the amount of compensation that employees may defer. However, amounts deferred under the Contract are subject to a substantial risk of forfeiture by the employees, including by the claims of the employer's creditors.


  Allocation of Contributions
  ------------------------------------------------------------------------------


  You may allocate Contributions among the Investment Alternatives.


  We will allocate a Contribution when we receive it according to instructions sent with the Contribution, or if no instructions are sent, on the basis of your allocation request currently on file at our home office. Your request for allocation must specify the percentage, in any whole percentage from 0% to 100%, of each Contribution to be allocated to each of the Investment Alternatives. The percentages you give us must add up to 100%. We receive your Contribution when we receive your check at our home office or your employer transfers Federal Funds into the bank account we have designated for the employer's use.


  You may change the allocation instructions for future Contributions from time to time. You should periodically review your allocations in light of market conditions and your retirement plans and needs.

               YOUR ACCOUNT BALANCE IN THE SEPARATE ACCOUNT FUNDS



  Accumulation Units in Separate Account Funds
  ------------------------------------------------------------------------------

  We use Accumulation Units to represent Account Balances in each Separate Account Fund. We separately value the Accumulation Unit for each Fund of the Separate Account.

  We determine your Account Balance in the Separate Account as of any Valuation Day by multiplying the number of Accumulation Units credited to you in each Fund of the Separate Account by the Accumulation Unit value of that Fund at the end of the Valuation Day.

  Investment experience by the Separate Account Funds does not impact the number of Accumulation Units credited to your Account Balance. The value of an Accumulation Unit for a Fund, however, will change as a result of the Fund's investment experience, in the manner described below.


  Calculation of Accumulation Unit Values
  ------------------------------------------------------------------------------

  We determine Accumulation Unit values for the Funds as of the close of business on each Valuation Day (generally at the close of the New York Stock Exchange). A Valuation Period is from the close of a Valuation Day until the close of the next Valuation Day.

  The dollar value of an Accumulation Unit for each Fund of the Separate Account will vary from Valuation Period to Valuation Period. The changes in Accumulation Unit values for the Separate Account Funds will reflect:

    o changes in the net asset values of the Underlying Funds, depending on the investment experience and expenses of the Underlying Funds, and

    o Separate Account charges under the Contracts, with the annual rates calculated as a daily charge. (See "Charges You Will Pay".)


  You may refer to "Appendix A: Unit Value Information for the Separate Account Funds" in this Prospectus to review changes in Accumulation Unit values for each Fund over a period of time.



  Accumulation Unit Values for Transactions
  ------------------------------------------------------------------------------

  When you allocate Contributions to a Separate Account Fund or transfer any Account Balance to a Fund, we credit Accumulation Units to your Account Balance. When you withdraw or transfer any Account Balance from a Separate Account Fund, we cancel Accumulation Units from your Account Balance.

  The Accumulation Unit value for a transaction is the Unit value for the Valuation Period during which we receive the Contribution or request. As a result, we will effect the transaction at the Accumulation Unit value we determine at the next close of a Valuation Day (generally the close of the New York Stock Exchange on that business day).


  We calculate the number of Accumulation Units for a particular Fund by dividing the dollar amount you have allocated to, or withdrawn from, the Fund during the Valuation Period by the applicable Accumulation Unit value for that Valuation Period. We round the resulting number of Accumulation Units to two decimal places.

             OUR PAYMENT OF ACCOUNT BALANCE TO YOU OR A BENEFICIARY

  Your Right to Transfer Among Investment Alternatives
  ------------------------------------------------------------------------------

  You may transfer all or a portion of your Account Balance among Funds of the Separate Account, and between the Separate Account and the General Account. There are no tax consequences to you for transfers among Investment Alternatives. We currently do not impose a charge for transfers, but we reserve the right to impose a transfer charge in the future.


  Your Right to Make Withdrawals, including by Specified Payments
  ------------------------------------------------------------------------------

  You may withdraw your Account Balance in whole or in part, at any time during the Accumulation Period. A full withdrawal results in the surrender of your Contract. We may take up to seven days following receipt of your withdrawal request to process the request and mail a check to you. See "Income Tax Consequences of Withdrawals" below.

  Specified Payments Option. If you have reached age 59 1/2, you may elect to make withdrawals of Account Balance by telling us a set amount to be withdrawn each month. You must specify an amount, which may not be less than $100, and must tell us the Investment Alternatives from which the withdrawals should be taken. We will send the Specified Payments to you, except that we will send the Specified Payments to the Annuitant if you have an FPA Contract and have named someone else as the Annuitant.

  When you are receiving Specified Payments, you may not make payroll deduction Contributions, but you (and your employer under an IRA) may make single sum Contributions. You also may transfer Account Balance among Investment Alternatives and make other withdrawals when receiving Specified Payments.

  Specified Payments will continue until the earliest of (a) your death; (b) our receipt of your written request to change or end the Specified Payments;
  (c) the decline in your Account Balance (or in any Investment Alternative that you have designated for withdrawals) so that the remaining balance is not large enough to cover the next Specified Payment due; or (d) your Annuity Commencement Date.


  If you are subject to the minimum distribution rules under the Code, the Specified Payments for the year should at least total the minimum required annual distribution. (See "Federal Tax Information -- Minimum Distributions under IRA Contracts.")


  Income Tax Consequences of Withdrawals. You should consider the possible Federal income tax consequences of any withdrawal, including withdrawals under the Specified Payments Option. You will be taxed at ordinary income tax rates on the portion of your withdrawal that is taxable. You will not be taxed on the amount of any Contributions you made with "after-tax" dollars, but there are special rules under the Code for determining whether a withdrawal, or portion of a withdrawal, will be considered a return to you of after-tax Contributions (see "Federal Tax Information").

  Your withdrawals under a Roth IRA Contract that are made after the five year period beginning with the tax year in which the Roth IRA Contract was first issued are not taxable if:


    o  you have reached age 59 1/2, or


    o the withdrawals are to pay for qualified first-time home buyer expenses of up to $10,000 per lifetime, or

    o  you have died or become disabled.

  A withdrawal that does not meet these requirements is nevertheless not taxable if it is not more than the amount of your Contributions to the Roth IRA and contributions to other Roth IRAs you own. Refer to the discussion on Roth IRA Contracts under "Federal Tax Information".

  Penalty Tax on Taxable Portion of Withdrawals and on Certain Roth IRA Withdrawals. There is a 10% Federal penalty tax on the taxable amount of withdrawals you make during the Accumulation Period, unless

    o  you have reached age 59 1/2,

    o  you are disabled or have died,

    o the distributions are Annuity Payments over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary, or

    o in certain other circumstances. Refer to "Federal Tax Information" for a listing of circumstances when the penalty is not due.

  The 10% penalty you pay increases to 25% if you make a withdrawal from a SIMPLE IRA during the first two years of your participation in the employer's SIMPLE.


  You may owe a 10% penalty tax on withdrawals of amounts that you converted or rolled over to a Roth IRA from a Traditional IRA, even though the withdrawal is tax-free to you. See "Federal Tax Information".



  How to Tell Us an Amount to Transfer or Withdraw
  ------------------------------------------------------------------------------

  To tell us the amount of your Account Balance to transfer or withdraw, you may specify to us:

    o  the dollar amount to be taken from each Investment Alternative,

    o for Separate Account Funds, the number of Accumulation Units to be transferred or withdrawn, or

    o the percentage of your Account Balance in a particular Investment Alternative to be transferred or withdrawn.


  For transfers, you also must specify the Investment Alternative(s) to which you are moving the transferred amount. Your request for a transfer or withdrawal is not binding on us until we receive all information necessary to process your request.



  Death Benefit Prior to Annuity Commencement Date
  ------------------------------------------------------------------------------

  During the Accumulation Period, we will pay a death benefit to your Beneficiary upon your death or, under an FPA Contract when you are not the Annuitant, upon the death of either you or the Annuitant, whichever comes first.


  We will pay the death benefit after we have received at our Home Office:


    o due proof of your (or under an FPA Contract, if different, the Annuitant's) death;

    o notification of election by the Beneficiary(ies) of the form in which we are to pay the death benefit; and

    o all other information and documentation necessary for us to process the death benefit request.

  The amount of the death benefit will be the value of your Account Balance as of the date on which we receive the items listed above. Until then, your Account Balance will remain allocated as it was on the date of death. (If you were the Annuitant and your Eligible Spouse is the Beneficiary, special rules apply as described below).

  Form of Payment of Death Benefit. The Beneficiary will elect the form of death benefit. Payout options include a lump sum or annuity payments, but the Code imposes special requirements on the payment of a death benefit, as described below.


  Under an IRA Contract (other than a Roth IRA), you are required to begin taking minimum distributions after you reach a certain age (called the Required Beginning Date), and certain requirements depend on whether you had reached that age at the time of your death. When minimum distribution requirements are applicable, they can be satisfied by withdrawals from other eligible IRA contracts. Beneficiaries should consult their tax advisers for any additional rules that may apply in their particular circumstances. See "Federal Tax Information -- Minimum Distributions under IRA Contracts".

  In general, any method of distribution that your Beneficiary selects must comply with one of the following.

  (a) Five Year Rule. The general rule is that we must pay the entire death benefit to the Beneficiary by December 31 of the year that is five years after your death (or the Annuitant's death, if applicable), unless we pay the death benefit in accordance with (b), (c) or (d) below.

  (b) Life Annuity Rule. If a Beneficiary selects a life annuity, the entire death benefit must generally be distributed to the Beneficiary in the form of Annuity Payments that begin within one year of your (or the Annuitant's) death and are payable over a period of time that is not more than the Beneficiary's life or life expectancy, whichever is longer.

  (c)  Commencement of Minimum Distributions. Under an IRA (other than a Roth
       IRA) Contract, if you die after reaching the Required Beginning Date, the method of distribution the Beneficiary selects may not be slower than the method of distribution that was in effect before your death.

  (d) Beneficiary is your Eligible Spouse. Your spouse may be able to continue an FPA or IRA Contract.

    o Under an FPA Contract when you are the Annuitant, a Beneficiary who is your Eligible Spouse may choose to be considered as the Owner for purposes of determining when distributions must begin. In effect, your spouse can be substituted as the Owner under the FPA Contract, and the death benefit distribution requirements will not apply until the spouse's death.

    o Under an IRA Contract, the spouse may use your Required Beginning Date for determining when minimum distributions must begin. Alternatively, the spouse may take over the IRA Contract and make Contributions to the Contract, in which case the minimum distribution rules will be based on the spouse's Required Beginning Date, and the death benefit distribution requirements will not apply until the spouse's death.


  Termination of a Contract
  ------------------------------------------------------------------------------

  We may, in our sole discretion, return your Account Balance and terminate a Contract prior to the Annuity Commencement Date if:

    o  you have not made Contributions for three consecutive years,

    o your Account Balance is less than the specified minimum for FPA Contracts of $500 and for IRA Contracts of either $2,000 or the amount needed to provide monthly Annuity Payments of at least $20 under the form of annuity you selected, and

    o  you have reached the age 59 1/2.

  Before we elect to terminate a Contract, we will notify you of our intention to do so and provide a period of 90 days during which you may make additional Contributions to reach the specified minimum. We will pay your Account Balance to you in a single sum if we terminate your Contract.


  When We May Postpone Payments
  ------------------------------------------------------------------------------

  We will pay any amounts due from the Separate Account for a withdrawal (including a Specified Payments Option withdrawal), death benefit or termination, and will transfer any amount from the Separate Account to the General Account, within seven days, unless:

    o The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on that Exchange is restricted as determined by the Commission; or

    o The Commission by order permits postponement for the protection of Owners; or

    o An emergency exists, as determined by the Commission, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets.

              YOU MAY OBTAIN AN ANNUITY WITH YOUR ACCOUNT BALANCE

  Amount of Annuity Payments
  ------------------------------------------------------------------------------


  At your Annuity Commencement Date, we will apply your Account Balance to purchase a stream of monthly Annuity Payments (an annuity). Once Annuity Payments have begun, you may no longer make Contributions, transfers or withdrawals under the Contract and your employer may no longer make Contributions on your behalf. You may elect to receive your Account Balance by making partial or full withdrawals, including under the Specified Payments option, instead of receiving Annuity Payments. See "Your Right to Make Withdrawals, including by Specified Payments".


  We will fix the amount of each Annuity Payment and guarantee payment, according to the form of annuity you select. The amount of the Annuity Payments depends only on the annuity form you choose, the applicable annuity purchase rates and your Account Balance. The life expectancy of the Annuitant(s) is a factor we use in determining the amount of the monthly Annuity Payments, if the form of annuity requires us to make payments for the life of the Annuitant (or joint lives of the Annuitant and joint Annuitant).

  We guarantee that the purchase rates we use to determine the amount of Annuity Payments will never be less favorable for you than the guaranteed rates in the Contract. In providing guaranteed rates, we assume "mortality risk", because the rates are applicable without regard to the death rate (or in other words, the life expectancy) of the general population after the date of Contract issuance. We also guarantee that we will not increase expense charges under the Contracts for the Annuity Payments, regardless of our actual expenses.

  We will send Annuity Payments directly to the Annuitant(s) at the last address known to us, as filed with us by you.


  Annuity Commencement Date
  ------------------------------------------------------------------------------

  You must notify us of the Annuity Commencement Date in advance, according to our procedures.


  IRA Contracts. You may elect an Annuity Commencement Date that is the first day of any calendar month on or after the date you attain age 55. For SEP IRAs and SIMPLE IRAs, the Annuity Commencement Date must be no earlier than the last to occur of the following: the first day of the calendar month in which you attain age 55, the 30th day following the day you stop working for the employer that sponsors the SEP or SIMPLE, or the 30th day following the day that we receive at our home office the last employer contribution due under the SEP or SIMPLE.

  FPA Contract. You may elect an Annuity Commencement Date that is the first day of any calendar month.


  Available Forms of Annuity
  ------------------------------------------------------------------------------

  You select the form of annuity at the time you designate an Annuity Commencement Date.


  You may select a form of annuity from the following list. You will be the Annuitant, unless under an FPA Contract you named someone else as the Annuitant.

  Ten Years Certain and Continuous Form. This annuity form provides for monthly Annuity Payments to the Annuitant, continuing until the later of the month of the Annuitant's death and the end of 10 years (the certain period). If the Annuitant dies before the end of the 10 year certain period, the Annuitant's Beneficiary will receive the monthly Annuity Payments until the end of the 10 year period. If the Beneficiary dies before the end of the 10 year period, we will pay the commuted value of the remaining Annuity Payments to the payee named by you.

  Joint and 66 2/3% Survivor Life with 10 Year Period Certain Form. This annuity form provides a monthly Annuity Payment during the lifetime of the Annuitant and 66 2/3% of that monthly Annuity Payment to the joint Annuitant after the Annuitant's death if the joint Annuitant survives the Annuitant. If both the Annuitant and the joint Annuitant die before the end of the ten year period, payments continue in the amount last paid until the end of ten years (the certain period) to the Beneficiary. If a person named as an Annuitant's joint annuitant dies prior to the Annuity Commencement Date, your election of this annuity form is cancelled automatically.

  Full Cash Refund Form. This annuity form provides for monthly Annuity Payments to the Annuitant, continuing until the month of the Owner's death. If the aggregate amount of the monthly Annuity Payments that we made to you is less than your Account Balance at the Annuity Commencement Date, we will pay the difference to the Beneficiary. The Beneficiary may elect to receive the amount in a lump sum or as an annuity in the Ten Years Certain and Continuous Form.

  We will calculate any commuted value on the basis of compound interest at a rate we determine that is consistent with the interest assumption for the annuity rates we used to determine the Annuity Payments.

  In addition to the forms of annuity listed above, we may in our discretion offer additional forms of annuity as of your Annuity Commencement Date. As of the date of this Prospectus, we are offering the following additional forms of annuity and have the right to discontinue offering these forms at any time.

  Period Certain and Continuous Annuity. Same as the Ten Years Certain and Continuous annuity above, except that the period may be for three or five years or for some other period we approve.

  Joint and Survivor Life with Period Certain Annuity. Same as the Joint and Survivor Life with Period Certain annuity above, except that the percentage to the contingent Annuitant may be 50%, 75% or 100%, rather than 66 2/3%, and the Period Certain may be different, as elected by the Annuitant.

  Joint and Survivor Life Annuity. Same as the Joint and Survivor Life With Period Certain annuity above, except that payments will end upon the death of the survivor as between the Annuitant and the contingent Annuitant. There is no guaranteed minimum payment period.

  Non-Refund Life Annuity. We make a monthly Annuity Payment until the death of the Annuitant. No amount is payable to any contingent Annuitant or Beneficiary.


  Death Benefit After Annuity Commencement Date
  ------------------------------------------------------------------------------

  If an Annuitant (and the joint Annuitant if the form is a joint annuity) dies on or after the Annuity Commencement Date, your Beneficiary will receive the death benefit (if any) provided by the form of annuity under which Annuity Payments were made. See "Available Forms of Annuity" above.


  Lump Sum for Small Annuity Payments
  ------------------------------------------------------------------------------

  If the annuity benefit payable would be less than $20 each month, we may elect to pay the Account Balance in a single payment to the Annuitant.

                               OUR GENERAL ACCOUNT

  Scope of Prospectus
  ------------------------------------------------------------------------------

  This Prospectus serves as a disclosure document for the variable, or Separate Account, interests under the Contracts. We have not registered the Contracts under the Securities Act of 1933 for allocations to the General Account, nor is the General Account registered as an investment company under the 1940 Act. The staff of the Commission has not reviewed the disclosures in this Prospectus that relate to the General Account. Disclosures regarding the fixed portion of the Contracts and the General Account, however, generally are subject to certain provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


  General Description
  ------------------------------------------------------------------------------

  Amounts that you allocate to the General Account become part of our general assets. Our General Account supports our insurance and annuity obligations. The General Account consists of all of our general assets, other than those in the Separate Account and other segregated asset accounts.

  We bear the full investment risk for all amounts that Owners allocate to the General Account. We have sole discretion to invest the assets of the General Account, subject to applicable law. Your allocation of Account Balance to the General Account does not entitle you to share in the investment experience of the General Account.

  We guarantee that we will credit interest to Owners' Account Balances in the General Account at an effective annual rate of at least 3%. In our sole discretion, we may credit a higher rate of interest to Account Balances in the General Account, although we are not obligated to credit interest in excess of 3% per year. We will send you notice when we change the current rate. We credit interest daily and compound it annually.

  For SEP and SIMPLE IRAs and payroll deduction IRA Contracts, we reserve the right to credit a higher interest rate than the rate otherwise set for amounts allocated to the General Account when the employer uses electronic media, in compliance with our established rules and requirements, for the transmission and receipt of certain information regarding Owners, Contributions and other Contract information.


  Transfers and Withdrawals
  ------------------------------------------------------------------------------


  You may transfer any portion of your Account Balance to or from the General Account and may withdraw any portion of your Account Balance from the General Account prior to the Annuity Commencement Date. See "Your Right to Transfer Among Investment Alternatives" and "Your Right to Make Withdrawals, including by Specified Payments" under "Our Payment of Account Balance to You or a Beneficiary". We have the right to delay transfers and withdrawals from the General Account for up to six months following the date that we receive the transaction request.

                   HOW TO CONTACT US AND GIVE US INSTRUCTIONS

  Contacting American Life
  ------------------------------------------------------------------------------

  You should send in writing all notices, requests and elections required or permitted under the Contracts, except that you may give certain instructions by telephone, as described below. Our home office address is:


                The American Life Insurance Company of New York
                                320 Park Avenue
                           New York, New York 10022

  You can check the address for your Regional Office by calling 1-800-872-5963.


  Transfers, Allocation Changes and Withdrawals by Telephone
  ------------------------------------------------------------------------------

  You may make requests by telephone for transfers among Investment Alternatives or to change the Investment Alternatives to which we will allocate your future Contributions. In addition, you may make requests by telephone for withdrawals of Account Balance (except for IRA rollovers).

  You must use a Personal Identification Number (PIN) to make telephone requests. We will automatically send you a PIN, and your use of the PIN constitutes your agreement to use the PIN in accordance with our rules and requirements. To change or cancel the PIN that we have assigned, you may call our toll-free telephone number, 1-800-872-5963.

  On any Valuation Day, we treat requests by telephone that we receive by 4 p.m. Eastern Time (or the close of the New York Stock Exchange, if earlier) as received that day. We treat requests that we receive after 4 p.m. (or the Exchange close) as received the next Valuation Day. We reserve the right to suspend or terminate at any time the right of Owners to request transfers or reallocations by telephone.

  Although our failure to follow reasonable procedures may result in our liability for any losses due to unauthorized or fraudulent telephone transfers, we will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Those procedures are to confirm your Social Security number, check the Personal Identification Number, tape record all telephone transactions and provide written confirmation of telephone transactions.


  Where You Should Direct Requests
  ------------------------------------------------------------------------------

  You should request an allocation change or a transfer of your Account Balance among Investment Alternatives by calling 1-800-872-5963 or by sending a written request to our Processing Center. The address is:


                The American Life Insurance Company of New York
                    Financial Transaction Processing Center
                          1150 Broken Sound Parkway NW
                             Boca Raton, FL 33487


  For withdrawals, you must make your request according to our procedures, which we may change from time to time. Under our current procedures, you may make a withdrawal request:


    o under an IRA Contract by writing to your Regional Office or by calling our 800 number, except that a request for rollover to another IRA must be in writing, and

    o under an FPA Contract by calling our 800 number or writing to our Home Office.

  You should use our forms to submit written requests to us.

                             ADMINISTRATIVE MATTERS




  Confirmation Statements to Owners
  ------------------------------------------------------------------------------


  We will send you a confirmation statement each time you change your allocation instructions, we receive a new Contribution from or for you, you transfer any portion of your Account Balance among the Investment Alternatives or you make a withdrawal. The confirmation for a new Contribution or transfer of Account Balance may be an individual statement for FPA and certain IRA Contracts or may be part of your next quarterly account statement for certain IRA Contracts. You must notify us of any error in a statement within 30 days after the date we processed the change or transaction, or within 30 days after the end of the period covered by the quarterly statement that serves as the confirmation statement, or you will give up your right to have us correct the error.



  Designation of Beneficiary
  ------------------------------------------------------------------------------

  You may designate one or more persons as your Beneficiary(ies). You may change a Beneficiary while you are living, either before or after the Annuity Commencement Date, by providing us (or your employer when the employer has agreed to hold such information) with written notice of the change. The designation or change in designation will take effect when we (or your employer, if applicable) receive the notice, whether or not you are living at the time we receive the notice. We will not be liable for any payment or settlement we make before we receive the notice of Beneficiary or change of Beneficiary.

  If no Beneficiary designated by you is living at the time of your death during the Accumulation Period (or under an FPA Contract, the Annuitant, if different), or when the Annuitant dies (and the joint Annuitant, if any dies) during the Annuity Period, we will pay a single sum payment or the commuted value of any remaining periodic payments to a Beneficiary or Beneficiaries determined under the Contract. The Contract lists classes of Beneficiaries in an order of preference. We will pay the surviving family member(s) in the first class of Beneficiaries we find, in this order:

     o  your spouse;

     o  your children;

     o  your parents; and

     o  your brothers and sisters.


  If we do not find family members in these classes, we will pay the executors or administrators of your estate.

  Miscellaneous Contract Provisions
  ------------------------------------------------------------------------------

  Assignment of Contracts. You may not assign or transfer an IRA Contract or any rights under an IRA Contract, except as otherwise required by law.

  You may assign an FPA Contract. Your assignment of an FPA Contract will not be binding on us until we have recorded it, and an assignment will not apply to payments we make before we record the assignment.

  Modification or Amendment of Contracts. Our rights and obligations under a Contract cannot be changed or waived, unless one of our duly authorized officers signs a written agreement to the change or waiver. No amendment or endorsement will affect the amount or terms of any Annuity Payments we provide under a Contract that commenced before the amendment or endorsement.

  By accepting an IRA Contract, you delegate to us the power to amend or replace that Contract to conform it to the provisions of any law, regulations, or material administrative rulings pertaining to individual retirement annuities, and to make such other changes in the Contract that we determine from time to time are necessary or appropriate. If the effect would be to substantially change the costs or benefits under the Contract, we may not make changes without your consent.

  Evidence of Survival. When payment of a benefit is contingent upon the survival of any person, we may require that evidence of that person's survival be furnished to us, either by personal endorsement of the check drawn for payment, or by other means satisfactory to us.

  Misstatement of Information. If we pay a benefit under a Contract based on information that you or Beneficiary misstated to us, we will recalculate the benefit when we learn of the misstatement. We will adjust the amount of the benefit payments, or the amount applied to provide the benefit, or both, to the proper amount we determine based on the corrected information.

  If we underpaid benefits due to any misstatement, we will pay the amount of the underpayment in full with the next payment due under the Contract. If we overpaid any benefits due to a misstatement, we will deduct the overpayment to the extent possible from payments as they become due under the Contract. We will include interest on the amount of any underpayments or charge interest on overpayments, at the effective rate then required under State insurance law provisions.

  Information and Determination. You must furnish us with the facts and information that we may require for the operation of the Contract including, upon request, the original or photocopy of any pertinent records held by you. We may rely on reports and other information furnished by or on your behalf and are not obligated to inquire as to the accuracy or completeness of such reports and information.

                             FEDERAL TAX INFORMATION


  For Federal income tax purposes, the Separate Account is not separate from us, and its operations are considered part of our operations. Under existing Federal income tax law, we do not pay taxes on the net investment income and realized capital gains earned by the Separate Account. We reserve the right, however, to make a deduction for taxes if in the future we must pay tax on the Separate Account's operations.


  Obtaining Tax Advice
  ------------------------------------------------------------------------------

  The description below of the current federal tax status and consequences for Owners under the Contracts does not cover every possible situation and is for information purposes only. Tax provisions and regulations may change at any time. Tax results may vary depending upon your individual situation, and special rules may apply to you in certain cases. You also may be subject to State and local taxes, which may not correspond to the Federal tax provisions, especially for Roth IRAs.

  For these reasons, you or a Beneficiary should consult a qualified tax adviser for complete tax information, including advice concerning the form of IRA Contract to purchase and methods for determining the minimum required distributions under IRA Contracts (other than Roth IRAs).

  This Prospectus does not discuss the requirements and limitations under the Code applicable to employers in establishing and maintaining SEPs and SIMPLEs or for the deductibility of employer contributions. Employers should consult their own qualified tax advisers for this information.


  Payments Under Annuity Contracts Generally
  ------------------------------------------------------------------------------

  Section 72 of the Code describes the income taxation of Annuity Payments. We intend that the provisions of Section 72 will apply to payments we make under your Contract, except that other provisions of the Code may apply to payments we make under an FPA Contract issued to an employer for its deferred compensation plan obligations.

  Special Treatment for Withdrawals under Roth IRAs. The discussion below on the taxation of IRA Contract withdrawals is applicable to IRA Contracts, other than distributions from Roth IRA Contracts. Owners receive special tax treatment for withdrawals from Roth IRA Contracts, as discussed under "Roth IRA Contracts Qualified Distributions" and "Roth IRA Contracts Nonqualified Distributions; When Penalty Tax is Not Due".

  General Rules for Withdrawals under Contracts other than Roth IRAs. The general rule is that you must receive a payment under a Contract or Plan in order to be subject to income taxation. If you are individual, you do not include in gross income the interest and investment earnings we credit to your Account Balance until you withdraw or otherwise receive such amounts. If the owner of an FPA Contract is not a natural person, or if requirements of the Code relating to deferred compensation are not met, then the owner may be required to include in gross income the interest and investment earnings on amounts under the Contract.


  When you receive a distribution or Annuity Payments, all or part of the payments will be taxable to you as ordinary income. An important factor in determining the taxable portion is whether you have an investment in the contract, which generally is the amount of after-tax Contributions (not deducted or excluded from gross income) that you have made and not previously withdrawn. You must report to the IRS the amount of your after-tax Contributions to an IRA Contract, other than for a Roth IRA, and you are responsible for determining the investment in the IRA Contract. See "Traditional IRA and SEP IRA Contracts -- Deduction of Contributions from Gross Income."


  The following are general concepts, and you should refer to the discussions below for your type of Contract.

    o If you do not have an investment in the contract, you must include in gross income the entire amount received during the tax year.

    o If you do have an investment in the contract, you may be able to exclude from gross income a portion of the Annuity Payments or other distribution received.

    o The amount you may exclude from gross income each year represents a partial return of your Contributions that were not tax deductible or excludable when made.

    o The exclusion ratio is a method of determining the percentage of a distribution that you may exclude from gross income for a tax year. The percentage you may exclude is calculated by dividing your investment in the contract by your expected return from the Contract.

    o The expected return is the present (or discounted) value of the Annuity Payments or other periodic payments we expect to make to you.


  Distributions under an FPA Contract
  ------------------------------------------------------------------------------

  Annuity Payments. If you begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution.

  After we make Annuity Payments or other periodic distributions for a sufficient period of time, you will receive back all of your investment in the contract. Thereafter, you must include in gross income the entire amount of the Annuity Payments or other periodic distributions, except that an Owner whose Annuity Commencement Date was before January 1, 1987 may continue to use the exclusion ratio method.

  Withdrawals. If you make cash withdrawals, you may not use the exclusion ratio and may owe tax on up to the entire amount of the withdrawal. You must include in gross income the amount withdrawn to the extent that the value of the FPA Contract immediately before the withdrawal is greater than your investment in the contract. In effect, you must treat withdrawals as first being withdrawals of the increase in value under the Contract, and you are taxed on the entire amount of interest and earnings under the FPA Contract before you may recover the investment in the contract. A different method may be applicable for withdrawals under FPA Contracts issued on or before August 14, 1982 (see "Obtaining Tax Advice").

  Lump Sum Payments. If you receive a single lump sum payment, you must include in gross income, for the tax year in which you receive the lump sum, the difference between the amount of the lump sum payment and the amount of your investment in the contract.


  Distributions under an IRA Contract (other than a Roth IRA)
  ------------------------------------------------------------------------------

  If you make "after-tax" Contributions under an IRA Contract (other than a Roth IRA), you will have an investment in the contract.

  Annuity Payments. If you have an investment in the contract and begin to receive Annuity Payments, or another form of periodic payments such as an installment method for a fixed period or a fixed amount, you may apply the exclusion ratio method to determine the amount to exclude from gross income for the tax year of the distribution. The exclusion ratio method continues to apply until you recover the investment in the contract. After that time, you will have to include the full amount of each Annuity Payment in gross income for each taxable year.

  Withdrawals. If you receive amounts (that are not Annuity Payments) and you have an investment in the contract, you generally may exclude a portion of the payments from gross income.

  Lump Sum Payments. If you receive a single lump sum payment of the Account Balance, you must include in gross income, for the tax year in which you receive the payment, the difference between the amount of the payment and your investment in the contract, if any.



  Traditional IRA and SEP IRA Contracts -- Deduction of Contributions from
  Gross Income
  ------------------------------------------------------------------------------


  You may deduct from gross income your Contributions to a Regular or SEP IRA Contract up to a maximum of $2,000 or 100% of annual compensation, whichever is less. The deductible amount depends on whether or not you participate (and if you are married, whether or not your spouse participates) in a pension or profit-sharing plan, a tax-sheltered annuity arrangement, a SEP, a SIMPLE or an eligible 457 plan (a pension arrangement) and, if so, on your Federal adjusted gross income (AGI).

    o If you are not-married and do not participate in a pension arrangement, or if you are married and neither you nor your spouse participates in a pension arrangement, you may deduct the maximum deductible amount.

    o When (1) you (whether or not married) participate in a pension arrangement, or if you are married and do not participate in a pension arrangement but your spouse participates in a pension arrangement, and
       (2) you have AGI over a specified amount, then you either will not be able to deduct Contributions, or the amount that you may deduct will be reduced.


       The maximum deductible amount is reduced in 2000 by $1 for every $5 of your AGI over $32,000 if not married, or over $52,000 if married and filing jointly (with these amounts increasing each year until 2007), or $0 if married and filing separately, except that the minimum distribution is $200 before it is reduced to $0. As a result, you may not deduct Contributions under an IRA Contract once your AGI for 2000 reaches $42,000 if you are not married, or $62,000 if you are married and filing jointly (such amounts to increase each year until 2007) or $10,000 if married and filing separately.

    o If you are married, participate in a pension arrangement, and make Contributions to a spousal IRA of up to $2,000 (minus any amount the spouse contributes to an IRA for the same tax year) for a spouse who does not participate in a pension arrangement, you may deduct the Contribution to the spousal IRA from gross income if you and your spouse file a joint federal income tax return and your combined AGI is not more than $150,000. The deduction is reduced by $1 for every $5 of AGI over $150,000 and is zero at $160,000, except that the minimum distribution is $200 before it is reduced to $0.


  Non-Deductible Contributions. If you may not deduct all or part of your Contributions to an IRA under the above rules, you may still make non-deductible Contributions. The maximum non-deductible Contribution is $2,000 or 100% of annual compensation, whichever is less, reduced by the amount of your deductible contribution for the year and by any contribution you make to a Roth IRA, other than rollovers to a Roth IRA. You also may make non-deductible Contributions up to $2,000 to a spousal IRA for your spouse for any tax year, reduced by any contributions to an IRA (including a Roth IRA) made by your spouse for the same tax year and any deductible Contribution for the year. Excess Contributions may result in adverse income tax consequences to you.


  If you make a non-deductible contribution to an IRA, you must report the amount of that contribution to the IRS when filing an income tax return for the year. You are responsible for maintaining your own records regarding non-deductible contributions. We will presume that all Contributions to our Traditional IRA and SEP IRA Contracts are deductible, including for tax reporting purposes. When we make distributions to you, it is your responsibility to make any appropriate adjustments when you report the distributions to the IRS on your income tax return for the year of distribution.


  These limits on Contributions, however, do not apply to tax-free rollovers from other qualified retirement plans (see "Who May Purchase a Contract and Make Contributions -- Payment of Contributions").


  SIMPLE IRAs -- Exclusion of Contributions from Gross Income; Rollover
  Limitation
  ------------------------------------------------------------------------------

  You may exclude Contributions to a SIMPLE IRA from gross income for Federal income tax purposes.


  During the first two years of participation in a SIMPLE, you may rollover amounts from a SIMPLE IRA only to another SIMPLE IRA. After the two year period, you may rollover amounts from a SIMPLE IRA to any IRA (other than a Roth IRA).


  Penalty Taxes for Withdrawals
  ------------------------------------------------------------------------------

  In addition to ordinary income taxation, Section 72 of the Code imposes a penalty tax on premature withdrawals, which are withdrawals before you have reached age 59 1/2. This penalty tax is equal to 10% of the amount of the premature withdrawal that you include in gross income. However, if you make any withdrawals from a SIMPLE IRA within the first two years of your participation in the employer's SIMPLE, the early withdrawal penalty increases to 25% from 10%. Other Federal income tax penalties may apply to amounts or withdrawals under IRA Contracts. See "Obtaining Tax Advice".

  FPA Contracts -- When No Penalty Tax is Due

  The taxable amount of a withdrawal you make before you reach age 59 1/2 is not subject to a penalty tax if:

    1. You have died or become disabled;


    2. The withdrawal is part of a series of substantially equal periodic payments made over your life (or life expectancy) or over the joint lives (or joint life expectancies) of you and the Beneficiary;

    3. The withdrawn amount is attributable to Contributions made prior to August 14, 1982;

    4. The Contract was purchased in conjunction with a plan that meets the requirements of Section 401(a) or was issued under an IRA (but such payment may be subject to a similar tax applicable to premature distributions from such retirement plans);

    5. The withdrawal is under an immediate annuity contract; or

    6. The Contract was purchased for an employee by a plan upon its termination, provided the plan met the requirements of Section 401(a) or
       Section 403(a) of the Code.

  For premature payments received under FPA Contracts issued before January 19, 1985, the penalty tax may be only 5% and additional exceptions may apply to certain amounts (see "Obtaining Tax Advice").


  IRA Contracts -- When No Penalty Tax is Due

  The taxable amount of a withdrawal you make before you reach age 59 1/2 is not subject to a penalty tax if:

    1. You have died or become disabled.


    2. The withdrawals are Annuity Payments made over your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

    3. The withdrawals are to pay your medical expenses, or of your spouse or dependents, if the medical expenses would be deductible by you for Federal income tax purposes. (Generally, a taxpayer may deduct medical expenses if they are not covered by health insurance or otherwise reimbursed and they exceed 7.5% of the taxpayer's adjusted gross income.)

    4. The withdrawal is to pay your health insurance premiums, or the premiums for your spouse or dependents, if you have received unemployment compensation for at least 12 weeks and you meet certain other eligibility requirements.

    5. The withdrawal is for the payment of qualifying post-secondary (college) education expenses, OR

    6. The withdrawal is for qualified first-time home buyer expenses (up to $10,000 per lifetime).

  Roth IRA Contracts -- Qualified Distributions. You receive tax-free any distribution that is a qualified distribution from a Roth IRA Contract. The distribution also is penalty tax free, except for certain withdrawals from rollover or conversion Contributions as described below.

     A qualified distribution is a distribution made:

    1. After the end of the five-year period beginning with the year in which you first contributed to the Roth IRA Contract; and

    2. In one of the following circumstances:

       a)  You are age 59 1/2 or older; or

       b)  You have died or become disabled; or

       c) For qualified first-time home buyer expenses (up to $10,000 per lifetime).

  Roth IRA Contracts -- Non-Qualified Distributions; When Penalty Tax is Not Due. Any withdrawal by you that is not a "qualified distribution" is first considered to be a return of your after-tax Contributions. Withdrawals of after-tax Contributions are not subject to taxation or, except as noted below for rollover or conversion Contributions, subject to the 10% penalty tax. After you have recovered all Contributions under the Roth IRA Contract, you will be taxed at ordinary income rates on the amount of investment earnings withdrawn and may be subject to the penalty tax on the taxable amount. (For purposes of this rule, you must aggregate all of your Roth IRA contracts.)

  There is no penalty tax for withdrawals that are not Qualified Distributions if one of the Regular IRA exceptions to the penalty tax applies. See "IRA Contracts -- When No Penalty Tax is Due" above.

  Roth IRA Contracts -- Special Penalty Tax on Withdrawals of Rollover or Conversion Contributions. Your withdrawal from a Roth IRA Contract is subject to the 10% penalty for premature withdrawals, even though the amount withdrawn is not taxable, if:

    o the amount withdrawn was rolled over or converted from a Regular IRA Contract, and

    o the withdrawal is within the 5 tax year period beginning with the tax year in which you made the rollover or conversion.

  Each rollover or conversion contribution has its own separate 5 tax year period for purposes of this special penalty tax. If you make Contributions from rollovers or conversions to the same Roth IRA Contract to which you make other Contributions, then:

    o your withdrawals will be considered to come first from Contributions other than the rollover or conversion Contributions, and

    o withdrawals of rollover or conversion Contributions will be considered to come first from the oldest of these Contributions, for purposes of calculating the 5 tax year period.


  Minimum Distributions under IRA Contracts
  ------------------------------------------------------------------------------

  The Code contains a series of rules that require you (or your Beneficiary) to take minimum distributions under an IRA Contract beginning at a certain time (called the Required Beginning Date). For Roth IRAs, however, distributions are not required until your death. Generally, you may take the required amount from the IRA Contract we have issued, or from other IRA contracts that you have.

  Distributions under IRA Contracts (other than Roth IRAs) must begin by April 1 of the year following the year in which you reach age 70 1/2, even if you do not retire.

  You may elect to calculate the required minimum distribution amount by one of several methods, and you should consult a tax adviser in making the election. We will provide explanatory information to Owners before their Required Beginning Dates. If you do not satisfy the minimum distribution requirements, you may owe a penalty tax equal to 50% of the difference between the required minimum and the actual amount you withdrew.

  Federal tax law provisions concerning distributions upon the death of an Owner may reduce the period over which a Beneficiary may take or defer receipt of the death benefit. See "Our Payment of Account Balance to You or a Beneficiary -- Death Benefit Prior to Annuity Commencement Date".


  Estate Taxes; Tax Liability of Beneficiary for Death Benefit
  ------------------------------------------------------------------------------

  The death benefit payable to your Beneficiary is included in your estate for Federal estate tax purposes in most circumstances. An exception to this rule may apply for an FPA Contract if you did not own or control the Contract at the time of (and for a period before) death. See "Obtaining Tax Advice."

  A Beneficiary will not receive a "stepped-up basis" for the increase in value under your Contract over the amount of your Contributions. The gain under a Contract is called "income in respect of a decedent" (IRD), and the Beneficiary may owe income tax at ordinary income rates on the IRD when the Beneficiary receives the death benefit. See "Obtaining Tax Advice." If your estate pays any estate tax on the death benefit, the Beneficiary may be able to credit the estate tax paid against the income tax the Beneficiary owes. A Beneficiary should consult a tax adviser for a complete explanation of the rules that will apply to the Beneficiary's particular situation.


  Withholding on Annuity Payments and Other Distributions
  ------------------------------------------------------------------------------

  We are required to withhold Federal income tax on Annuity Payments and other distributions, such as lump sum distributions or withdrawals. In addition, certain states require us to withhold if Federal withholding is applicable. In some instances, you may elect to have us not withhold Federal income tax.

  When you (or a Beneficiary) request withdrawals or Annuity Payments, we will give detailed information and advise you (or your Beneficiary) of possible elections to be made. Owners and Beneficiaries should carefully review information they receive from us.

  We are required to withhold Federal income tax on Annuity Payments and other distributions, such as partial or lump sum withdrawals, unless the recipient has provided us with a valid election not to have Federal income tax withheld. You at any time may revoke an election not to withhold. If you revoke an election, we will begin withholding.

  We will withhold only against the taxable portion of the Annuity Payments or of the other distributions. The rate we use will be determined based upon the nature of the distribution(s).

    o For Annuity Payments, we will withhold Federal tax in accordance with the Annuitant's withholding certificate. If an Annuitant does not file a withholding certificate with us, we will withhold Federal tax from Annuity Payments on the basis that the Annuitant is married with three withholding exemptions.

    o For most withdrawals, we will withhold Federal tax at a flat 10% rate of the amount withdrawn.

             YOUR VOTING RIGHTS FOR MEETINGS OF THE UNDERLYING FUNDS


  We will vote the shares of the Underlying Funds owned by the Separate Account at regular and special meetings of the shareholders of the Underlying Funds. We will cast our votes according to instructions we receive from Owners. The number of Underlying Fund shares that we may vote at a meeting of shareholders will be determined as of a record date set by the Board of Directors or Trustees of the Underlying Fund.

  We will vote 100% of the shares that a Separate Account Fund owns. If you do not send us voting instructions, we will vote the shares attributable to your Account Balance in the same proportion as we vote shares for which we have received voting instructions from Owners. We will determine the number of Accumulation Units attributable to each Owner for purposes of giving voting instructions as of the same record date used by the Underlying Fund.

  Each Owner who has the right to give us voting instructions for a shareholders' meeting of an Underlying Fund will receive information about the matters to be voted on, including the Underlying Fund's proxy statement and a voting instructions form to return to us.

  We may elect to vote the shares of the Underlying Funds held by our Separate Account in our own discretion if the Investment Company Act of 1940 is amended, or if the present interpretation of the Act changes with respect to our voting of these shares.


                      FUNDING AND OTHER CHANGES WE MAY MAKE

  We reserve the right to make certain changes to the Separate Account Funds and to the Separate Account's operations. In making changes, we will comply with applicable law and will obtain the approval of Owners, if required. We may:

    o  create new investment funds of the Separate Account at any time;

    o to the extent permitted by state and federal law, modify, combine or remove investment funds in the Separate Account;

    o transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from one Fund of the Separate Account to another Fund of the Separate Account;

    o create additional separate accounts or combine any two or more accounts including the Separate Account;

    o transfer assets we have determined to be associated with the class of contracts to which the Contracts belong from the Separate Account to another separate account of ours by withdrawing the same percentage of each investment in the Separate Account, with appropriate adjustments to avoid odd lots and fractions;

    o operate the Separate Account as a diversified, open-end management investment company under the 1940 Act, or in any other form permitted by law, and designate an investment advisor for its management, which may be us, an affiliate of ours or another person;

    o  deregister the Separate Account under the 1940 Act; and

    o operate the Separate Account under the general supervision of a committee, any or all the members of which may be interested persons (as defined in the 1940 Act) of ours or our affiliates, or discharge the committee for the Separate Account.

             PERFORMANCE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS



  Money Market Fund
  ------------------------------------------------------------------------------


  From time to time, we may include quotations of the yield and effective yield of the Separate Account's Money Market Fund in advertisements, sales literature or reports to Owners. These yield figures show historical performance of the Fund assuming a hypothetical investment for the period indicated in the yield quotation. Yield figures do not indicate future performance.

    o The yield of the Money Market Fund refers to the net investment income generated by the Fund over a specified seven-day period (with the ending date stated). We then annualize this income. That is, we assume that the amount of income the Fund generates during that week is generated during each week in a 52-week period and we show the income as a percentage.

    o The effective yield is calculated similarly to yield, except that when we annualize income, we assume that the income earned by an investment in the Fund is reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  Yield and effective yield for the Money Market Fund will vary based on its expenses and the performance of the Investment Company Money Market Fund, which reflects (among other things) changes in market conditions and the level of its expenses.



  Total Return of Funds
  ------------------------------------------------------------------------------


  From time to time, we include quotations of a Separate Account Fund's total return in advertisements, sales literature or reports to Owners. Total return figures for a Fund show historical performance of a Fund assuming a hypothetical investment and that amounts under a Contract were allocated to the Separate Account Fund when it commenced operations. Total return figures do not indicate future performance.

    o Total return quotations are expressed in terms of average annual compounded rates of return for all periods quoted and assume that all dividends and capital gains distributions were reinvested.

    o Total return for a Separate Account Fund will vary based on its expenses and the performance of its Underlying Fund, which reflects (among other things) changes in market conditions and the level of the Underlying Fund's expenses.

                     DEFINITIONS WE USE IN THIS PROSPECTUS


  Account Balance -- The value of an Owner's Accumulation Units in the Separate Account Funds plus the value of amounts held in the General Account for the Owner, during the Accumulation Period. As used in this Prospectus, the term "Account Balance" may mean all or any part of your total Account Balance.



  Accumulation Period -- For an Owner, the period under a Contract when Contributions are made or held for the Owner. The Accumulation Period ends at the Annuity Commencement Date, or the date the Owner withdraws the Account Balance in full before the Annuity Commencement Date.


  Accumulation Unit -- A measure we use to calculate the value of an Owner's interest in each of the Funds of the Separate Account. Each Fund has its own Accumulation Unit value.


  Annuitant -- A person who is receiving Annuity Payments or who will receive Annuity Payments after the Annuity Commencement Date. We use the life expectancy of the Annuitant(s) as a factor in determining the amount of monthly Annuity Payments for annuities with a life contingency.


  Annuity Commencement Date -- The date Annuity Payments become payable under a Contract or become payable as the death benefit for a Beneficiary. An Owner, or a Beneficiary entitled to a death benefit, selects the Annuity Commencement Date. The Owner's Account Balance is used to provide Annuity Payments.


  Annuity Payments -- A series of equal monthly payments from us to an Annuitant. The amount of the Annuity Payments will depend on your Account Balance on the Annuity Commencement Date and the form of annuity selected. The Annuity Payments may be for the Annuitant's life, for a minimum period of time, for the joint lifetime of the Annuitant and the Annuitant's joint Annuitant, or for such other specified period as we may permit.


  Beneficiary(ies) -- The person(s) named by an Owner to receive (1) the death benefit under the Contract if during the Accumulation Period the Owner dies (or if the Owner is not the Annuitant, if the Annuitant dies first), or (2) after the Annuity Commencement Date, any remaining Annuity Payments (or their commuted value) if the Annuitant dies and the joint Annuitant, if any, dies.


  Code -- The Internal Revenue Code of 1986, as amended. Depending on the context, the term Code includes the regulations adopted by the Internal Revenue Service for the Code section being discussed.


  Contract(s) -- An IRA or FPA variable accumulation annuity contract (or contracts) described in this Prospectus.


  Contributions -- Amounts contributed from time to time under a Contract during the Accumulation Period.


  Eligible Spouse -- The person to whom an Owner or Annuitant is legally married.


  Fidelity Portfolios -- The Equity-Income Portfolio of the Variable Insurance Products Fund (the Fidelity VIP Fund) and the Contrafund and Asset Manager Portfolios of the Variable Insurance Products Fund II (the Fidelity VIP II
  Fund).


  Fund of the Separate Account (or Fund) -- One of the subaccounts of the Separate Account. Each Fund's name corresponds to the name of the Underlying Fund in which it invests.


  General Account -- Assets we own that are not in a separate account, but rather are held as part of our general assets. We sometimes refer to the General Account as the Interest Accumulation Account, because amounts you allocate to the General Account earn interest at a fixed rate that we change from time to time.


  Investment Alternatives -- Our General Account and the Funds of the Separate Account. You may allocate your Contributions and transfer your Account Balance among the Investment Alternatives, subject to any limitations under a Plan.


  Investment Company -- Mutual of America Investment Corporation.

  Owner -- Under an IRA Contract, the individual, and under an FPA Contract, the individual or employer, to whom we issued a Contract.


  Plan -- For SEP IRA and SIMPLE IRA Contracts, a retirement plan adopted by an employer for which a Contract has been purchased to provide benefits.


  Roth IRA -- An IRA Contract designated as a Roth IRA, in accordance with Code
  Section 408A.



  Scudder Portfolios -- The following three portfolios of the Scudder Variable Life Investment Fund: the Capital Growth Portfolio, the Bond Portfolio and the International Portfolio.


  Separate Account -- The American Separate Account No. 2, a separate account established by us to receive and invest deposits made under variable accumulation annuity contracts. The assets of the Separate Account are set aside and kept separate from our other assets.


  SEP IRA -- An IRA Contract purchased by an employee in connection with a Simplified Employee Pension (SEP) adopted by the employer.


  SIMPLE IRA -- An IRA Contract purchased by an employee under a Savings Incentive Match Plan for Employees (SIMPLE) adopted by the employer.


  Traditional IRA -- An IRA Contract other than a Roth IRA, SEP IRA or SIMPLE IRA Contract.


  Underlying Funds -- The funds or portfolios that are invested in by the Separate Account Funds.


  Valuation Day -- Each day that the New York Stock Exchange is open for business until the close of the New York Stock Exchange that day.


  Valuation Period -- A period beginning on the close of business of a Valuation Day and ending on the close of the next Valuation Day.


  We, us, our -- Refer to The American Life Insurance Company of New York.


  You, your -- Refer to an Owner.

                    OUR STATEMENT OF ADDITIONAL INFORMATION


  The Statement of Additional Information contains more information about the Contracts and our operations.


     Table of Contents of Statement of Additional Information
    ----------------------------------------------------------------------------


         Distribution of the Contracts             Legal Proceedings
         Calculation of Accumulation Unit Values   Legal Matters
         Yield and Performance Information         Experts
         Safekeeping of Separate Account Assets    Additional Information
         State Regulation                          Financial Statements
         Periodic Reports


  How To Obtain a Statement of Additional Information
  ----------------------------------------------------------------------------


  You may receive a copy of the Statement of Additional Information at no charge by calling (212) 224-1600 or by completing the Form below and mailing it to Mutual of America Life Insurance Company, 320 Park Avenue, New York, New York 10022.

  The Securities and Exchange Commission has an Internet web site at http://www.sec.gov. You may obtain our Registration Statement for the Contracts, including the SAI, and the Separate Account's semi-annual and annual financial statement reports through the Commission's Internet site. You also may obtain copies of these documents, upon your payment of a duplicating fee, by writing to the Commission's Public Reference Section, Washington, DC 20549-6009.


  (Please cut here)
  ------------------------------------------------------------------------------


  To: The American Life Insurance Company of New York


  Please send me a copy of the Statement of Additional Information dated May 1, 2000 for the Individual Retirement Annuity and Flexible Premium Annuity Contracts offered by The American Life Insurance Company of New York. My name and address are as follows:


                                   ----------------------------------------
                                   Name

                                   ----------------------------------------
                                   Street Address

                                   ----------------------------------------
                                   City          State         Zip

                      (This page left blank intentionally)

                                  APPENDIX A
             UNIT VALUE INFORMATION FOR THE SEPARATE ACCOUNT FUNDS



  The tables below show changes in Accumulation Unit values and in the number of units outstanding for each Separate Account Fund for the period from the commencement of operations of that Fund to December 31, 1999. Arthur Andersen LLP, the Funds' independent auditor, has audited the information below for each of the years in the period ended December 31, 1999. The Investment Company's financial statements for the year ended December 31, 1999, along with Arthur Andersen LLP's report thereon, are available to you by calling 1-800-872-5963.

  We calculate Accumulation Unit values from the net asset values of the Underlying Funds. The All America Fund (previously called the Stock Fund) of the Investment Company changed its name and its investment objectives and policies and added subadvisers on May 1, 1994. Prior to May 1, 1995, the Calvert Social Balanced Portfolio had a different subadviser.





                                                        Investment Company
                                 -----------------------------------------------------------------
                                                         Money Market Fund
                                 -----------------------------------------------------------------
                                    1999       1998       1997       1996       1995       1994
                                 ---------- ---------- ---------- ---------- ---------- ----------
  Unit value, beginning of
   year/period .................   $ 2.03     $ 1.95     $ 1.87     $ 1.80     $ 1.72     $ 1.68
                                   ======     ======     ======     ======     ======     ======
  Unit value, end of
   year/period .................   $ 2.11     $ 2.03     $ 1.95     $ 1.87     $ 1.80     $ 1.72
                                   ======     ======     ======     ======     ======     ======
  Units outstanding, end of
   year/period (000's) .........      671        373         91         66         63         30
                                   ======     ======     ======     ======     ======     ======



                                                              Investment Company
                                 ----------------------------------------------------------------------------
                                                               All America Fund
                                 ----------------------------------------------------------------------------
                                    1999       1998       1997       1996       1995       1994       1993
                                 ---------- ---------- ---------- ---------- ---------- ---------- ----------
  Unit value, beginning of
   year/period .................  $  8.09     $ 6.76     $ 5.39     $ 4.52     $ 3.35     $ 3.36    $  3.31
                                  =======     ======     ======     ======     ======     ======    =======
  Unit value, end of
   year/period .................  $ 10.05     $ 8.09     $ 6.76     $ 5.39     $ 4.52     $ 3.35    $  3.36
                                  =======     ======     ======     ======     ======     ======    =======
  Units outstanding, end of
   year/period (000's) .........      980        962        919        621        240         91        .027
                                  =======     ======     ======     ======     ======     ======    ========




                                                      Investment Company
                               -----------------------------------------------------------------
                                                           Bond Fund
                               -----------------------------------------------------------------
                                  1999       1998       1997       1996       1995       1994
                               ---------- ---------- ---------- ---------- ---------- ----------
 Unit value, beginning of
   year/period ...............   $ 3.17     $ 3.00     $ 2.75     $ 2.69     $ 2.28     $ 2.39
                                 ======     ======     ======     ======     ======     ======
 Unit value, end of
   year/period ...............   $ 3.07     $ 3.17     $ 3.00     $ 2.75     $ 2.69     $ 2.28
                                 ======     ======     ======     ======     ======     ======
 Units outstanding, end of
   year/period (000's) .......      461        715        301        328         66         23
                                 ======     ======     ======     ======     ======     ======



                                                      Investment Company
                               -----------------------------------------------------------------
                                                     Short-Term Bond Fund
                               -----------------------------------------------------------------
                                  1999       1998       1997       1996       1995       1994
                               ---------- ---------- ---------- ---------- ---------- ----------
 Unit value, beginning of
   year/period ...............   $ 1.24     $ 1.19     $ 1.14     $ 1.10    $  1.03    $  1.03
                                 ======     ======     ======     ======    =======    =======
 Unit value, end of
   year/period ...............   $ 1.28     $ 1.24     $ 1.19     $ 1.14    $  1.10    $  1.03
                                 ======     ======     ======     ======    =======    =======
 Units outstanding, end of
   year/period (000's) .......      133        127         24         18       5.3        3.6
                                 ======     ======     ======     ======    =======    =======




                                                      Investment Company
                               -----------------------------------------------------------------
                                                      Mid-Term Bond Fund
                               -----------------------------------------------------------------
                                  1999       1998       1997       1996       1995       1994
                               ---------- ---------- ---------- ---------- ---------- ----------
 Unit value, beginning of
  year/period ................   $ 1.32     $ 1.26     $ 1.19     $ 1.16    $  1.01    $  1.06
                                 ======     ======     ======     ======    =======    =======
 Unit value, end of
  year/period ................   $ 1.32     $ 1.32     $ 1.26     $ 1.19    $  1.16    $  1.01
                                 ======     ======     ======     ======    =======    =======
 Units outstanding, end of
  year/period (000's) ........      160        197         49        261      18.6        3.7
                                 ======     ======     ======     ======    =======    =======



                                                            Investment Company
                               ----------------------------------------------------------------------------
                                                              Composite Fund
                               ----------------------------------------------------------------------------
                                  1999       1998       1997       1996       1995       1994       1993
                               ---------- ---------- ---------- ---------- ---------- ---------- ----------
 Unit value, beginning of
  year/period ................   $ 4.93     $ 4.36     $ 3.75     $ 3.39     $ 2.82     $ 2.95    $  2.93
                                 ======     ======     ======     ======     ======     ======    =======
 Unit value, end of
  year/period ................   $ 5.61     $ 4.93     $ 4.36     $ 3.75     $ 3.39     $ 2.82    $  2.95
                                 ======     ======     ======     ======     ======     ======    =======
 Units outstanding, end of
  year/period (000's) ........      876        696        643        456        282        132        .322
                                 ======     ======     ======     ======     ======     ======    ========

                                                                Investment Company
                                                            --------------------------
                                                             Mid-Cap Equity Index Fund
                                                            --------------------------
                                                                       1999*
                                                            --------------------------
  Unit value, beginning of year/period ..................             $ 1.00
                                                                      ======
  Unit value, end of year/period ........................             $ 1.11
                                                                      ======
  Units outstanding, end of year/period (000's) .........                316
                                                                      ======



     ----------
     * Commenced operations May 3, 1999.





                                                             Investment Company
                                ----------------------------------------------------------------------------
                                                             Equity Index Fund
                                ----------------------------------------------------------------------------
                                   1999       1998       1997       1996       1995       1994       1993
                                ---------- ---------- ---------- ---------- ---------- ---------- ----------
 Unit value, beginning of
  year/period .................  $  2.86    $  2.26    $  1.72     $ 1.42     $ 1.05     $ 1.05    $  1.04
                                 =======    =======    =======     ======     ======     ======    =======
 Unit value, end of
  year/period .................  $  3.41    $  2.86    $  2.26     $ 1.72     $ 1.42     $ 1.05    $  1.05
                                 =======    =======    =======     ======     ======     ======    =======
 Units outstanding, end of
  year/period (000's) .........    3,982      3,950      2,496        858        333         36        .185
                                 =======    =======    =======     ======     ======     ======    ========



                                                       Investment Company
                                -----------------------------------------------------------------
                                                     Aggressive Equity Fund
                                -----------------------------------------------------------------
                                   1999       1998       1997       1996       1995       1994
                                ---------- ---------- ---------- ---------- ---------- ----------
 Unit value, beginning of
  year/period .................  $  2.02    $  2.15    $  1.80    $  1.43     $ 1.05     $ 1.00
                                 =======    =======    =======    =======     ======     ======
 Unit value, end of
  year/period .................  $  2.85    $  2.02    $  2.15    $  1.80     $ 1.43     $ 1.05
                                 =======    =======    =======    =======     ======     ======
 Units outstanding, end of
  year/period (000's) .........    1,530      1,778      2,289      1,386        599        107
                                 =======    =======    =======    =======     ======     ======




                                                             Scudder
                        ----------------------------------------------------------------------------------
                                                            Bond Fund
                        ----------------------------------------------------------------------------------
                            1999        1998        1997        1996       1995        1994        1993
                        ----------- ----------- ----------- ----------- ---------- ----------- -----------
 Unit value,
  beginning of
  year/period ......... $ 13.02     $ 12.37     $ 11.48     $ 11.30     $  9.69    $ 10.32     $ 10.24
                        =======     =======     =======     =======     =======    =======     =======
 Unit value, end of
  year/period ......... $ 12.73     $ 13.02     $ 12.37     $ 11.48     $ 11.30    $  9.69     $ 10.32
                        =======     =======     =======     =======     =======    =======     =======
 Units outstanding,
  end of
  year/period
  (000's) .............     26          27        7.9         3.9         2.4         .799         --
                        =======     =======     =======     =======     =======    =======     =======



                                                              Scudder
                        -----------------------------------------------------------------------------------
                                                        Capital Growth Fund
                        -----------------------------------------------------------------------------------
                            1999        1998        1997        1996        1995        1994        1993
                        ----------- ----------- ----------- ----------- ----------- ----------- -----------
 Unit value,
  beginning of
  year/period ......... $ 36.07     $ 29.64     $ 22.11     $ 18.64     $ 14.67     $ 16.46     $ 16.10
                        =======     =======     =======     =======     =======     =======     =======
 Unit value, end of
  year/period ......... $ 48.17     $ 36.07     $ 29.64     $ 22.11     $ 18.64     $ 14.67     $ 16.46
                        =======     =======     =======     =======     =======     =======     =======
 Units outstanding,
  end of
  year/period
  (000's) .............    172         171         160          74          42          22         .059
                        =======     =======     =======     =======     =======     =======     =======




                                                                      Scudder
                                -----------------------------------------------------------------------------------
                                                                International Fund
                                -----------------------------------------------------------------------------------
                                    1999        1998        1997        1996        1995        1994        1993
                                ----------- ----------- ----------- ----------- ----------- ----------- -----------
 Unit value, beginning of
  year/period .................   $ 16.93     $ 14.46     $ 13.43     $ 11.85     $ 10.80     $ 11.06    $  10.36
                                  =======     =======     =======     =======     =======     =======    ========
 Unit value, end of
  year/period .................   $ 25.83     $ 16.93     $ 14.46     $ 13.43     $ 11.85     $ 10.80    $  11.06
                                  =======     =======     =======     =======     =======     =======    ========
 Units outstanding, end of
  year/period (000's) .........       729         105          78          70          30          52         .038
                                  =======     =======     =======     =======     =======     =======    =========



                                                       Fidelity VIP
                                -----------------------------------------------------------
                                                    Equity-Income Fund
                                -----------------------------------------------------------
                                    1999        1998        1997        1996        1995
                                ----------- ----------- ----------- ----------- -----------
 Unit value, beginning of
  year/period .................   $ 30.65     $ 27.77     $ 21.93     $ 19.43     $ 16.30
                                  =======     =======     =======     =======     =======
 Unit value, end of
  year/period .................   $ 32.21     $ 30.65     $ 27.77     $ 21.93     $ 19.43
                                  =======     =======     =======     =======     =======
 Units outstanding, end of
  year/period (000's) .........       108         116          94          61          18
                                  =======     =======     =======     =======     =======




                                                           Fidelity VIP II
                                     -----------------------------------------------------------
                                                             Contra Fund
                                     -----------------------------------------------------------
                                         1999        1998        1997        1996        1995
                                     ----------- ----------- ----------- ----------- -----------
 Unit value, beginning of
   year/period .....................   $ 26.16     $ 20.36     $ 16.59     $ 13.85     $ 11.43
                                       =======     =======     =======     =======     =======
 Unit value, end of year/period        $ 32.13     $ 26.16     $ 20.36     $ 16.59     $ 13.85
                                       =======     =======     =======     =======     =======
 Units outstanding, end of
   year/period (000's) .............       292         279         213         153          29
                                       =======     =======     =======     =======     =======



                                                           Fidelity VIP II
                                     -----------------------------------------------------------
                                                         Asset Manager Fund
                                     -----------------------------------------------------------
                                         1999        1998        1997        1996        1995
                                     ----------- ----------- ----------- ----------- -----------
 Unit value, beginning of
   year/period .....................   $ 24.04     $ 21.14     $ 17.72     $ 15.66    $  14.04
                                       =======     =======     =======     =======    ========
 Unit value, end of year/period        $ 26.40     $ 24.04     $ 21.14     $ 17.72    $  15.66
                                       =======     =======     =======     =======    ========
 Units outstanding, end of
   year/period (000's) .............        76          68          65          37        5.6
                                       =======     =======     =======     =======    ========

                                                              Calvert
                                 -----------------------------------------------------------------
                                                       Social Balanced Fund
                                 -----------------------------------------------------------------
                                    1999       1998       1997       1996       1995       1994
                                 ---------- ---------- ---------- ---------- ---------- ----------
  Unit value, beginning of
   year/period .................   $ 3.04     $ 2.65     $ 2.23     $ 2.01     $ 1.57     $ 1.64
                                   ======     ======     ======     ======     ======     ======
  Unit value, end of
   year/period .................   $ 3.37     $ 3.04     $ 2.65     $ 2.23     $ 2.01     $ 1.57
                                   ======     ======     ======     ======     ======     ======
  Units outstanding, end of
   year/period (000's) .........      252        257        194        100         45         18
                                   ======     ======     ======     ======     ======     ======



                                                                 American Century
                                 --------------------------------------------------------------------------------
                                                           VP Capital Appreciation Fund
                                 --------------------------------------------------------------------------------
                                     1999        1998        1997        1996       1995       1994       1993
                                 ----------- ----------- ----------- ----------- ---------- ---------- ----------
  Unit value, beginning of
   year/period .................   $ 10.69     $ 11.04    $  11.53    $  12.18    $  9.39    $  9.61    $  9.38
                                   =======     =======    ========    ========    =======    =======    =======
  Unit value, end of
   year/period .................   $ 17.40     $ 10.69    $  11.04    $  11.53    $ 12.18    $  9.39    $  9.61
                                   =======     =======    ========    ========    =======    =======    =======
  Units outstanding, end of
   year/period (000's) .........        88          36       44.3        67.7       56.7       13.1         .020
                                   =======     =======    ========    ========    =======    =======    ========



     ----------
      The dates the Funds of the Separate Account commenced operation are as follows:


     o Investment Company All America, Equity Index and Composite Funds -- November 19, 1993
     o Scudder Bond, Capital Growth and International Funds -- November 19,
       1993
     o American CenturyVP Capital Appreciation Fund -- November 19, 1993
     o Investment Company Money Market, Bond, Short-Term Bond and Mid-Term Bond Funds -- March 10, 1994
     o Calvert Social Balanced Fund -- March 10, 1994
     o Investment Company Aggressive Equity Fund -- May 2, 1994
     o Fidelity VIP Equity-Income and Fidelity VIP II Contra and Asset Manager Funds -- May 1, 1995; and

     o Investment Company Mid-Cap Equity Index Fund -- May 3, 1999.

                                                                          Part B

                      THE AMERICAN SEPARATE ACCOUNT NO. 2

                      STATEMENT OF ADDITIONAL INFORMATION
                                      FOR
                    VARIABLE ACCUMULATION ANNUITY CONTRACTS
                                   ISSUED BY
                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                                320 PARK AVENUE
                            NEW YORK, NEW YORK 10022

                                 ------------

  This Statement of Additional Information expands upon subjects we discuss in the current Prospectus for the Individual Retirement Annuity Contracts and Flexible Premium Annuity Contracts that we offer (together, the Contracts).

  You may obtain a copy of the Prospectus, dated May 1, 2000, by calling 1-800-872-5963, or by writing to The American Life Insurance Company of New York, 320 Park Avenue, New York, New York 10022 Attn: Eldon Wonacott. The Prospectus contains definitions of various terms, and we incorporate those terms by reference into this Statement of Additional Information.

  This Statement Of Additional Information Is Not A Prospectus And You Should Read It In Conjunction With The Prospectus For The Contracts.


                               TABLE OF CONTENTS



                                                      Page
                                                     -----
  Distribution of the Contracts ....................   2
  Calculation of Accumulation Unit Values ..........   2
  Yield and Performance Information ................   2
  Safekeeping of Separate Account Assets ...........   6
  State Regulation .................................   6
  Periodic Reports .................................   6
  Legal Proceedings ................................   7
  Legal Matters ....................................   7
  Experts ..........................................   7
  Additional Information ...........................   7
  Financial Statements .............................   8

--------------------------------------------------------------------------------

Dated: May 1, 2000

                         DISTRIBUTION OF THE CONTRACTS

  Mutual of America Life Insurance Company, a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("Distributor") acts as the principal underwriter of the Contracts. We offer the Contracts for sale on a continuous basis through our employees and certain employees of the Distributor. The only compensation we pay for sales of the Contracts is in the form of salary. All persons engaged in selling the Contracts are our licensed agents and are duly qualified registered representatives of the Distributor.


                    CALCULATION OF ACCUMULATION UNIT VALUES


  When an Owner allocates or transfers Account Balance to a Separate Account Fund, the Owner's interest in the Fund is represented by Accumulation Units. Each Fund's Accumulation Units have a different value, based on the value of the Fund's investment in shares of the related Underlying Fund and the charges we deduct from the Separate Account. To determine the change in a Fund's Accumulation Unit value from the close of one Valuation Day to the close of the next Valuation Day (which we call a Valuation Period), we use an Accumulation Unit Change Factor.

  For Separate Account Funds that invest in shares of the Investment Company Funds, the Accumulation Unit Change Factor for each Fund for any Valuation Period is:

    (a) the ratio of (i) the asset value of the Underlying Fund at the end of the current Valuation Period before any amounts are allocated to or withdrawn from the Fund with respect to that Valuation Period, to
        (ii) the asset value of the Underlying Fund at the end of the preceding Valuation Period, after all allocations and withdrawals were made for that period,

     divided by

    (b) 1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

  For Separate Account Funds that invest in shares of the Fidelity, Scudder, American Century or Calvert Portfolios, the Accumulation Unit Change Factor for each Fund for any Valuation Period is:

    (a) the ratio of (i) the share value of the Underlying Fund at the end of the current Valuation Period, adjusted by the Cumulative Dividend Multiplier* for the current Valuation Period, to (ii) the share value of the Underlying Fund at the end of the preceding Valuation Period, adjusted for the Cumulative Dividend Multiplier for the preceding Valuation Period, divided by

    (b) 1.000000 plus the component of the annual rate of expense risk, distribution expense and Separate Account administrative charges against the Fund's assets for the number of days from the end of the preceding Valuation Period to the end of the current Valuation Period.

  ----------
  * The Cumulative Dividend Multiplier is calculated by dividing the share value, after a dividend distribution, into the share value without regard to the dividend distribution, multiplied by the previous Cumulative Dividend Multiplier.



                       YIELD AND PERFORMANCE INFORMATION


  Money Market Fund
  ------------------------------------------------------------------------------

  Regulations adopted by the Commission require us to disclose the current annualized yield of the Money Market Fund of the Separate Account for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Fund of the Investment Company or on its portfolio securities. This is called yield. The Commission also permits us to disclose the effective yield of the Money Market Fund of the Separate Account for the same seven-day period, determined on a compounded basis. This is called the effective yield.

  Yield and effective yield reflect our deductions from the Separate Account Fund for administrative and distribution expenses or services and the mortality and expense risk charge accrued during the period. Because of these deductions, the yield for the Money Market Fund of the Separate Account will be lower than the yield for the Money Market Fund of the Investment Company.

  From time to time, we will include quotations of the yield or performance of the Separate Account's Money Market Fund in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

  A. Yield is the net annualized yield based on a specified seven calendar-days calculated at simple interest rates. Yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical preexisting account having a balance of one accumulation unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The yield is annualized by multiplying the base period return by 365/7. The yield figure is stated to the nearest hundredth of one percent.

  B. Effective yield is the net annualized yield for a specified seven calendar days, assuming a reinvestment of the income (compounding). Effective yield is calculated by the same method as yield, except the yield figure is compounded by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

            Effective Yield = [(Base Period Return + 1)(365/7)] - 1.


  The current yield of the Money Market Fund of the Separate Account for the seven-day period ended December 28, 1999 was 4.50%.


  Yield and effective yield are based on historical earnings and show the performance of a hypothetical investment. The yield on amounts held in the Money Market Fund of the Separate Account normally will fluctuate on a daily basis, and therefore the yield for any past period is not an indication or representation of future yield. The Money Market Fund's actual yield and effective yield are affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund of the Investment Company, the types and quality of portfolio securities held by the Money Market Fund of the Investment Company, and its operating expenses.


  When communicating total return to current or prospective Participants, we also may compare the Money Market Fund's figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.


  Bond Funds
  ------------------------------------------------------------------------------

  From time to time, we may include quotations of the yield of the Separate Account's Investment Company Bond Funds and Scudder Bond Fund in advertisements, sales literature or shareholder reports. Yield is computed by annualizing net investment income, as determined by the Commission's formula, calculated on a per Accumulation Unit basis, for a recent one month or 30-day period and dividing that amount by the unit value of the Fund at the end of the period.


  Funds Other Than Money Market
  ------------------------------------------------------------------------------

  From time to time, we may include quotations of a Fund's total return in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

  A. Average Annual Total Return is the average annual compounded rate of return for the periods of one year, five years and ten years, if applicable, all ended on the date of a recent calendar quarter. In addition, the total return for the life of the Fund is given. Total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Total return is calculated by finding the average annual compounded rates of return of a hypothetical investment over such periods, according to the following formula (total return is then expressed as a percentage):

                              T = (ERV/P)(1/n) - 1

  Where:

     P = a hypothetical initial payment of $1,000

     T = average annual total return

     n = number of years

     ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

     B. Cumulative Total Return is the compound rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the value of a Fund's unit values and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by finding the compound rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):
                               C = (ERV/P) -  1.

  Where:

     C = Cumulative Total Return

     P = hypothetical initial payment of $1,000

     ERV = ending redeemable value: ERV is the value, at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.



                          Average Annual Total Return
                      For Periods Ended December 31, 1999





                                                                                        Life    Inception
                      Fund                        One Year   Five Years   Ten Years   of Fund     Date
------------------------------------------------ ---------- ------------ ----------- --------- ----------
  Investment Company Equity Index ..............    18.8%      26.3%         N/A        21.0%   11/19/93
  Investment Company All America ...............    23.9%      24.3%         N/A        19.4%   11/19/93
  Investment Company Mid-Cap Equity Index ......    N/A         N/A          N/A        10.6%   05/03/99
  Investment Company Aggressive Equity .........    41.2%      21.8%         N/A        20.1%   05/02/94
  Investment Company Composite .................    13.5%      14.5%         N/A        10.7%   11/19/93
  Investment Company Bond ......................    (3.3)%      5.9%         N/A         3.9%   11/19/93
  Investment Company Mid-Term Bond .............    (0.1)%      5.4%         N/A         3.3%   11/19/93
  Investment Company Short-Term Bond ...........     2.7%       4.2%         N/A         3.4%   11/19/93
  Scudder Capital Growth .......................    33.2%      26.6%         N/A        18.7%   11/19/93
  Scudder Bond .................................    (2.4)%      5.4%         N/A         3.1%   11/19/93
  Scudder International ........................    52.2%      18.8%         N/A        15.5%   11/19/93
  Fidelity VIP Equity-Income ...................     4.9%       N/A          N/A        15.5%    5/01/95
  Fidelity VIP II Contra .......................    22.6%       N/A          N/A        24.5%    5/01/95
  Fidelity VIP II Asset Manager ................     9.6%       N/A          N/A        14.3%    5/01/95
  Calvert Social Balanced ......................    10.6%      16.3%         N/A        12.2%   11/19/93
  American Century VP Capital Appreciation .....    62.4%      12.9%         N/A         9.6%   11/19/93

                           Cumulative Total Returns
                      For Periods Ended December 31, 1999



                                                                                         Life     Inception
                      Fund                        One Year   Five Years   Ten Years    of Fund      Date
------------------------------------------------ ---------- ------------ ----------- ----------- ----------
  Investment Company Equity Index ..............    18.8%       221.4%      N/A          221.0%   11/19/93
  Investment Company All America ...............    23.9%      198.71%      N/A          195.9%   11/19/93
  Investment Company Mid-Cap Equity Index ......    N/A         N/A         N/A           10.6%   05/03/99
  Investment Company Aggressive Equity .........    41.2%       168.1%      N/A          182.4%   05/02/94
  Investment Company Composite .................    13.5%        96.8%      N/A           86.2%   11/19/93
  Investment Company Bond ......................    (3.3)%       33.2%      N/A           26.4%   11/19/93
  Investment Company Mid-Term Bond .............    (0.1)%       30.1%      N/A           22.0%   11/19/93
  Investment Company Short-Term Bond ...........     2.7%        22.8%      N/A           22.7%   11/19/93
  Scudder Capital Growth .......................    33.2%       225.2%      N/A          185.4%   11/19/93
  Scudder Bond .................................    (2.4)%       30.1%      N/A           20.5%   11/19/93
  Scudder International ........................    52.2%      136.76%      N/A          141.5%   11/19/93
  Fidelity VIP Equity-Income ...................     4.9%       N/A         N/A           96.0%    5/01/95
  Fidelity VIP II Contra .......................    22.6%       N/A         N/A          178.3%    5/01/95
  Fidelity VIP II Asset Manager ................     9.6%       N/A         N/A           86.7%    5/01/95
  Calvert Social Balanced ......................    10.6%       112.8%      N/A          102.2%   11/19/93
  American Century VP Capital Appreciation .....    62.4%        83.4%      N/A           75.2%   11/19/93



  The returns for the All America Fund (previously called the "Stock Fund") prior to May 1, 1994 reflect the results of the Underlying Fund prior to a change in its investment objectives and policies and the addition of subadvisers on that date. The commencement dates reflect the commencement dates for the Separate Account Funds.


  The above figures for the Money Market and other Funds, both for average annual total return and cumulative total return, reflect charges made to the Separate Account, including a monthly service charge. In the above table, we deducted the $2.00 monthly contract fee from each Separate Account Fund, calculated as a cost per $1,000 based on the average Account Balance for all of our individually allocated contracts. For any Participant, the actual treatment of the monthly contract fee and its effect on total return will depend on the Participant's actual allocation of Account Balance.

  If you have Account Balance in the General Account, the monthly contract fee would be deducted from the General Account, not any Separate Account Fund. Accordingly, the illustration of your Account Balance held in any of the Funds of the Separate Account would show a slightly higher total return than in the table above. If you do not have Account Balance allocated to the General Account, but you do have Account Balance allocated to more than one Fund of the Separate Account, the fee would be deducted only from one of the Funds, so that an illustration of total return figures of the other Funds would be slightly higher than shown above.

  If you do not have any Account Balance in the General Account, we will deduct the $2.00 monthly charge from your Account Balance allocated to one or more of the Separate Account Funds, in the following order:
     (a) Investment Company Money Market Fund,
     (b) Investment Company Short-Term Bond Fund,
     (c) Investment Company Mid-Term Bond Fund,
     (d) Investment Company Bond Fund,
     (e) Scudder Bond Fund,
     (f) Investment Company Composite Fund,
     (g) Fidelity VIP II Asset Manager Fund,
     (h) Calvert Social Balanced Fund,
     (i) Fidelity VIP Equity-Income Fund,
     (j) Investment Company All America Fund,
     (k) Investment Company Equity Index Fund,
     (l) Investment Company Mid-Cap Equity Index Fund,
     (m) Fidelity VIP II Contra Fund,
     (n) Investment Company Aggressive Equity Fund,

     (o) Scudder Capital Growth Fund,
     (p) Scudder International Fund, and
     (q) American Century VP Capital Appreciation Fund.

  Performance figures are based on historical earnings and are not guaranteed to reoccur. They are not necessarily indicative of the future investment performance of a particular Fund. Total return and yield for a Fund will vary based on changes in market conditions and the performance of the Underlying Fund. Unit values will fluctuate so that, when redeemed, they may be worth more or less than their original cost.

  When communicating total return to current or prospective Participants, we also may compare a Fund's figures to the performance of other variable annuity accounts tracked by mutual fund rating services or to unmanaged indices that may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.



                    SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

  We hold title to the Separate Account's assets, including shares of the Underlying Funds. We maintain records of all purchases and redemptions of Underlying Fund shares by each of the Separate Account Funds.



                               STATE REGULATION

  We are subject to regulation by the New York State Superintendent of Insurance ("Superintendent") as well as by the insurance departments of all the other states and jurisdictions in which we do business.

  We must file with the Superintendent an annual statement on a form specified by the National Association of Insurance Commissioners. We also must file with New York and other states a separate statement covering the separate accounts that we maintain, including the Separate Account. Our books and assets are subject to review and examination by the Superintendent and the Superintendent's agents at all times. The Superintendent makes a full examination into our affairs at least every five years. Other states also may periodically conduct a full examination of our operations.

  The laws of New York and of other states in which we are licensed to transact business specifically provide for regulation and supervision of the variable annuity activities of life insurance companies. Regulations require certain contract provisions and require us to obtain approval of contract forms. State regulation does not involve any supervision or control over the investment policies of the Separate Account, or the selection of investments therefor, except for verification that any such investments are permissible under applicable law. Generally, the states in which we do business apply the laws of New York in determining permissible investments for us.



                               PERIODIC REPORTS

  Prior to your Annuity Commencement Date, we will provide you, at least quarterly, with a statement as of a specified date covering the period since the last statement. The statement will set forth, for the covered period:


    (1) The amount of Contributions paid under the Contract, including

        o the allocation of contributed amounts to the Separate and General Accounts;

        o  the date the Contribution was made; and

        o  the date the amount was credited to your account.

    (2) Interest accrued on amounts you have allocated to the General Account.


    (3) The number and dollar value of Accumulation Units credited to you in each Fund of the Separate Account; and

    (4) The total amounts of all withdrawals and transfers from the General Account and each Fund.

  We have advised employers making payroll deductions that they should remit your Contributions to us within seven days of the date the Contribution was withheld from your pay.

  The statement we send you also will specify your Account Balance available to provide a periodic benefit, cash return or death benefit. We will transmit to Participants, at least semi-annually, reports showing the financial condition of the Separate Account and showing the schedules of investments held in each Underlying Fund.



                               LEGAL PROCEEDINGS

  We are engaged in litigation of various kinds, which in our judgment is not of material importance in relation to our total assets. The Separate Account is not a party to any pending legal proceedings.



                                 LEGAL MATTERS

  All matters of applicable state law pertaining to the Contracts, including our right to issue the Contracts, have been passed upon by Patrick A. Burns, Senior Executive Vice President and General Counsel of Mutual of America. Certain legal matters relating to Federal securities laws applicable to the Contracts have been passed upon by the law firm of Jones & Blouch L.L.P., Washington, D.C.



                                    EXPERTS

  Arthur Andersen LLP, our independent public accountants, have audited the financial statements included in this Statement of Additional Information, as indicated in their reports relating to the statements. We have included the reports of Arthur Andersen LLP in reliance upon the authority of the firm as experts in giving such reports.



                            ADDITIONAL INFORMATION


  We have filed with the Commission a registration statement under the Securities Act of 1933, as amended, concerning the Contracts. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information or in the current Prospectus for the Contracts. Statements contained herein concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of those documents, reference should be made to the materials filed with the Commission. The Commission has an Internet web site at http://www.sec.gov, or you may write to the Commission's Public Reference Section, Washington, DC 20549-6009 and obtain copies upon payment of a duplicating fee.

                             FINANCIAL STATEMENTS


  When you allocate Account Balance to the Separate Account Funds, the value of the Account Balance in those Funds is impacted primarily by the investment results of the Underlying Fund(s).

  Financial Statements of the Separate Account No. 2 for 1999 are included as follows:



    Statement of Assets and Liabilities ..........   9
    Statement of Operations ......................  11
    Statements of Changes in Net Assets ..........  13
    Notes to Financial Statements ................  16
    Report of Independent Public Accountants .....  22


  You should consider our financial statements included in this Statement of Additional Information as bearing on our ability to meet our obligations under the Contracts and to support our General Account.


  Financial Statements of American Life for 1999 are included as follows:



    Report of Independent Public Accountants ........... 23
    Consolidated Statements of Financial Condition ..... 24
    Consolidated Statements of Operations and Surplus .. 25
    Consolidated Statements of Cash Flows .............. 26
    Notes to Financial Statements ...................... 27

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2

                      STATEMENT OF ASSETS AND LIABILITIES


                               December 31, 1999

                                                                       Investment Company
                                            ------------------------------------------------------------------------
                                                                                             Mid-Cap
                                                Money                                         Equity
                                                Market      All America     Equity Index      Index         Bond
                                                 Fund           Fund            Fund           Fund         Fund
                                            ------------- --------------- ---------------- ----------- -------------
ASSETS:
Investments in Mutual of America Investment
 Corporation at market value
 (Cost:
 Money Market Fund -- $1,478,148
 All America Fund -- $9,326,022
 Equity Index Fund -- $12,543,354
 Mid-Cap Equity Index Fund -- $329,654
 Bond Fund -- $1,600,895)
 (Notes 1 and 2) ..........................  $1,414,862     $ 9,818,903     $ 13,554,272    $350,044    $1,479,197
Due From (To) General Account .............        (776)         27,814           30,746        (330)      (63,236)
                                             ----------     -----------     ------------    --------    ----------
NET ASSETS ................................  $1,414,086     $ 9,846,717     $ 13,585,018    $349,714    $1,415,961
                                             ==========     ===========     ============    ========    ==========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ..  $     2.11     $     10.05     $       3.41    $   1.11    $     3.07
                                             ==========     ===========     ============    ========    ==========
NUMBER OF UNITS OUTSTANDING AT DECEMBER 31,
 1999 (Note 5) ............................     670,745         979,623        3,981,869     315,623       460,800
                                             ==========     ===========     ============    ========    ==========


                                                                                Investment Company
                                                            ----------------------------------------------------------
                                                                                                          Aggressive
                                                              Short-Term      Mid-Term     Composite        Equity
                                                               Bond Fund     Bond Fund        Fund           Fund
                                                            -------------- ------------- ------------- ---------------
ASSETS:
Investments in Mutual of America Investment Corporation at
 market value
 (Cost:
 Short-Term Bond Fund -- $1,179,091
 Mid-Term Bond Fund -- $227,048
 Composite Fund -- $4,731,867
 Aggressive Equity Fund -- $2,859,211)
 (Notes 1 and 2) ..........................................   $1,096,032     $ 210,834    $4,930,708     $ 4,358,155
Due From (To) General Account .............................     (926,041)          749       (19,319)          5,853
                                                              ----------     ---------    ----------     -----------
NET ASSETS ................................................   $  169,991     $ 211,583    $4,911,389     $ 4,364,008
                                                              ==========     =========    ==========     ===========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ..................   $     1.28     $    1.32    $     5.61     $      2.85
                                                              ==========     =========    ==========     ===========
NUMBER OF UNITS OUTSTANDING AT DECEMBER 31, 1999 (Note 5) .      132,691       159,690       875,960       1,529,685
                                                              ==========     =========    ==========     ===========

  The accompanying notes are an integral part of these financial statements.

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2


                      STATEMENT OF ASSETS AND LIABILITIES


                               December 31, 1999



                                                                                                              American
                                                                                Scudder                       Century
                                                             --------------------------------------------- -------------
                                                                               Capital                       VP Capital
                                                                  Bond          Growth      International   Appreciation
                                                                  Fund           Fund            Fund           Fund
                                                             ------------- --------------- --------------- -------------
ASSETS:
Investments in Scudder Portfolios and American Century VP
 Capital Appreciation Fund at market value
 (Cost:
 Scudder Bond Fund -- $257,187
 Scudder Capital Growth Fund -- $7,020,795
 Scudder International Fund -- $18,806,969
 American Century VP
 Capital Appreciation Fund -- $1,232,635)
 (Notes 1 and 2) ...........................................   $ 256,273     $ 8,255,286     $18,888,508    $1,574,237
Due From (To) General Account ..............................       5,062          33,791         (69,415)      (48,469)
                                                               ---------     -----------     -----------    ----------
NET ASSETS .................................................   $ 261,335     $ 8,289,077     $18,819,093    $1,525,768
                                                               =========     ===========     ===========    ==========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ...................   $   12.73     $     48.17     $     25.83    $    17.40
                                                               =========     ===========     ===========    ==========
NUMBER OF UNITS OUTSTANDING AT DECEMBER 31, 1999 (Note 5) ..      20,522         172,063         728,627        87,702
                                                               =========     ===========     ===========    ==========


                                                                 Calvert                       Fidelity
                                                              ------------- -----------------------------------------------
                                                                                  VIP                            VIP II
                                                                  Social        Equity-          VIP II          Asset
                                                                 Balanced        Income          Contra         Manager
                                                                   Fund           Fund            Fund            Fund
                                                              ------------- --------------- --------------- ---------------
ASSETS:
Investments in Calvert Social Balanced Portfolio and Fidelity
  Portfolios at market value
  (Cost:
  Calvert Social Balanced Portfolio -- $799,576
  VIP Equity-Income Fund -- $3,201,556
  VIP II Contra Fund -- $7,263,040
  VIP II Asset Manager Fund -- $1,793,178)
  (Notes 1 and 2) ...........................................   $ 845,027     $ 3,426,776     $ 9,348,928     $ 1,983,294
Due From (To) General Account ...............................       4,709          36,618          17,968          19,387
                                                                ---------     -----------     -----------     -----------
NET ASSETS ..................................................   $ 849,736     $ 3,463,394     $ 9,366,896     $ 2,002,681
                                                                =========     ===========     ===========     ===========
UNIT VALUE AT DECEMBER 31, 1999 (Note 5) ....................   $    3.37     $     32.21     $     32.13     $     26.40
                                                                =========     ===========     ===========     ===========
NUMBER OF UNITS OUTSTANDING AT DECEMBER 31, 1999 (Note 5) ...     252,148         107,509         291,542          75,850
                                                                =========     ===========     ===========     ===========

  The accompanying notes are an integral part of these financial statements.

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2


                            STATEMENT OF OPERATIONS


                     For the Year Ended December 31, 1999



                                                                                       Investment Company
                                                                     ------------------------------------------------------
                                                                         Money         All          Equity       Mid-Cap
                                                                        Market       America        Index      Equity Index
                                                                         Fund          Fund          Fund         Fund*
                                                                     ------------ ------------- ------------- -------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
 Dividend Income ...................................................  $  65,898    $  739,443    $  349,007     $  2,788
                                                                      ---------    ----------    ----------     --------
Expenses (Note 3):
 Fees and administrative expenses ..................................     10,101       117,750       170,066        1,971
                                                                      ---------    ----------    ----------     --------
NET INVESTMENT INCOME (LOSS) .......................................     55,797       621,693       178,941          817
                                                                      ---------    ----------    ----------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 (Note 1):
 Net realized gain (loss) on investments ...........................     13,456       847,450     2,056,020         (175)
 Net unrealized appreciation (depreciation) of investments .........    (45,566)      363,371       472,583       20,390
                                                                      ---------    ----------    ----------     --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............    (32,110)    1,210,821     2,528,603       20,215
                                                                      ---------    ----------    ----------     --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS       $  23,687    $1,832,514    $2,707,544     $ 21,032
                                                                      =========    ==========    ==========     ========


                                                                  Investment Company
                                                            ------------------------------
                                                                              Short-Term
                                                                  Bond           Bond
                                                                  Fund           Fund
                                                            --------------- --------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
  Dividend Income .........................................   $   106,170     $   13,854
                                                              -----------     ----------
Expenses (Note 3):
  Fees and administrative expenses ........................        27,289          2,293
                                                              -----------     ----------
NET INVESTMENT INCOME (LOSS) ..............................        78,881         11,561
                                                              -----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (Note 1):
  Net realized gain (loss) on investments .................      (190,525)            63
  Net unrealized appreciation (depreciation) of
   investments ............................................         6,573        (80,607)
                                                              -----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS           (183,952)       (80,544)
                                                              -----------     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..............................................   $  (105,071)    $  (68,983)
                                                              ===========     ==========



                                                                       Investment Company
                                                            ----------------------------------------
                                                              Mid-Term                  Aggressive
                                                                Bond      Composite       Equity
                                                                Fund         Fund          Fund
                                                            ------------ ----------- ---------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
  Dividend Income .........................................   $ 12,878    $ 343,908    $       234
                                                              --------    ---------    -----------
Expenses (Note 3):
  Fees and administrative expenses ........................      3,156       59,088         43,220
                                                              --------    ---------    -----------
NET INVESTMENT INCOME (LOSS) ..............................      9,722      284,820        (42,986)
                                                              --------    ---------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  (Note 1):
  Net realized gain (loss) on investments .................     (4,510)      24,201        483,483
  Net unrealized appreciation (depreciation) of
   investments ............................................     (5,052)     275,733        808,207
                                                              --------    ---------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS          (9,562)     299,934      1,291,690
                                                              --------    ---------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ..............................................   $    160    $ 584,754    $ 1,248,704
                                                              ========    =========    ===========

---------
* Commenced operations May 3, 1999.


  The accompanying notes are an integral part of these financial statements.

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2


                            STATEMENT OF OPERATIONS


                     For the Year Ended December 31, 1999

                                                                                                                   American
                                                                                      Scudder                      Century
                                                                     ------------------------------------------ -------------
                                                                                      Capital                     VP Capital
                                                                          Bond        Growth     International   Appreciation
                                                                          Fund         Fund           Fund           Fund
                                                                     ------------- ------------ --------------- -------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
 Dividend Income ...................................................   $  17,006    $  690,024     $  626,561     $      --
                                                                       ---------    ----------     ----------     ---------
Expenses (Note 3):
 Fees and administrative expenses ..................................       5,069        92,051         79,825         7,317
                                                                       ---------    ----------     ----------     ---------
NET INVESTMENT INCOME (LOSS) .......................................      11,937       597,973        546,736        (7,317)
                                                                       ---------    ----------     ----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
 Net realized gain (loss) on investments ...........................     (15,965)    1,329,205      7,603,116       105,509
 Net unrealized appreciation (depreciation) of investments .........      (1,558)      181,106         71,889       343,300
                                                                       ---------    ----------     ----------     ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............     (17,523)    1,510,311      7,675,005       448,809
                                                                       ---------    ----------     ----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....   $  (5,586)   $2,108,284     $8,221,741     $ 441,492
                                                                       =========    ==========     ==========     =========


                                                                         Calvert                  Fidelity
                                                                      ------------ --------------------------------------
                                                                                        VIP                     VIP II
                                                                         Social       Equity-      VIP II        Asset
                                                                        Balanced      Income       Contra       Manager
                                                                          Fund         Fund         Fund         Fund
                                                                      ------------ ------------ ------------ ------------
INVESTMENT INCOME AND EXPENSES:
Income (Notes 1 and 4):
  Dividend Income ...................................................  $  80,709    $  170,824   $  297,065   $ 135,142
                                                                       ---------    ----------   ----------   ---------
Expenses (Note 3):
  Fees and administrative expenses ..................................     11,720        49,656       99,678      24,505
                                                                       ---------    ----------   ----------   ---------
NET INVESTMENT INCOME (LOSS) ........................................     68,989       121,168      197,387     110,637
                                                                       ---------    ----------   ----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (Note 1):
  Net realized gain (loss) on investments ...........................     30,187       128,345      570,254      14,584
  Net unrealized appreciation (depreciation) of investments .........    (18,161)     (111,339)     926,615      43,866
                                                                       ---------    ----------   ----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..............     12,026        17,006    1,496,869      58,450
                                                                       ---------    ----------   ----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....  $  81,015    $  138,174   $1,694,256   $ 169,087
                                                                       =========    ==========   ==========   =========

  The accompanying notes are an integral part of these financial statements.

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2


                      STATEMENTS OF CHANGES IN NET ASSETS


                       For the Years Ended December 31,



                                                               Investment Company
                                          -------------------------------------------------------------
                                                Money Market Fund              All America Fund
                                          ----------------------------- -------------------------------
                                                1999           1998           1999            1998
                                          --------------- ------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income (loss) ..........   $    55,797    $   27,608     $   621,693     $   822,875
  Net realized gain (loss) on
   investments ..........................        13,456           343         847,450         633,058
  Net unrealized appreciation
   (depreciation) of investments ........       (45,566)      (10,884)        363,371        (242,666)
                                            -----------    ----------     -----------     -----------
Net Increase (Decrease) in net assets
  resulting from operations .............        23,687        17,067       1,832,514       1,213,267
                                            -----------    ----------     -----------     -----------
From Unit Transactions:
  Contributions .........................       878,466       630,831       1,145,690       1,595,623
  Withdrawals ...........................      (184,058)     (134,654)       (820,553)       (918,207)
  Net Transfers .........................       (62,173)       68,215         (90,540)       (322,226)
                                            -----------    ----------     -----------     -----------
Net Increase (Decrease) from unit
  transactions ..........................       632,235       564,392         234,597         355,190
                                            -----------    ----------     -----------     -----------
NET INCREASE (DECREASE) IN NET
  ASSETS ................................       655,922       581,459       2,067,111       1,568,457
NET ASSETS:
Beginning of Year .......................       758,164       176,705       7,779,606       6,211,149
                                            -----------    ----------     -----------     -----------
End of Year .............................   $ 1,414,086    $  758,164     $ 9,846,717     $ 7,779,606
                                            ===========    ==========     ===========     ===========



                                                Investment Company
                                          -------------------------------
                                                 Equity Index Fund
                                          -------------------------------
                                                1999            1998
                                          --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income (loss) ..........  $    178,941     $   688,779
  Net realized gain (loss) on
   investments ..........................     2,056,020       1,334,602
  Net unrealized appreciation
   (depreciation) of investments ........       472,583          (8,737)
                                           ------------     -----------
Net Increase (Decrease) in net assets
  resulting from operations .............     2,707,544       2,014,644
                                           ------------     -----------
From Unit Transactions:
  Contributions .........................     2,248,818       2,814,473
  Withdrawals ...........................    (1,164,011)       (827,177)
  Net Transfers .........................    (1,522,462)      1,681,187
                                           ------------     -----------
Net Increase (Decrease) from unit
  transactions ..........................      (437,655)      3,668,483
                                           ------------     -----------
NET INCREASE (DECREASE) IN NET
  ASSETS ................................     2,269,889       5,683,127
NET ASSETS:
Beginning of Year .......................    11,315,129       5,632,002
                                           ------------     -----------
End of Year .............................  $ 13,585,018     $11,315,129
                                           ============     ===========


                                                                       Investment Company
                                                         -----------------------------------------------
                                                          Mid-Cap Equity
                                                           Index Fund*              Bond Fund
                                                         --------------- -------------------------------
                                                               1999            1999            1998
                                                         --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income (loss) .........................    $     817      $    78,881     $   193,334
  Net realized gain (loss) on investments ..............         (175)        (190,525)         45,639
  Net unrealized appreciation (depreciation) of
   investments .........................................       20,390            6,573        (109,157)
                                                            ---------      -----------     -----------
Net Increase (Decrease) in net assets resulting from
  operations ...........................................       21,032         (105,071)        129,816
                                                            ---------      -----------     -----------
From Unit Transactions:
  Contributions ........................................       31,113          206,537       1,131,599
  Withdrawals ..........................................      (16,918)        (219,241)       (177,675)
  Net Transfers ........................................      314,487         (733,616)        280,108
                                                            ---------      -----------     -----------
Net Increase (Decrease) from unit transactions .........      328,682         (746,320)      1,234,032
                                                            ---------      -----------     -----------
NET INCREASE (DECREASE) IN NET ASSETS ..................      349,714         (851,391)      1,363,848
NET ASSETS:
Beginning of Period/Year ...............................           --        2,267,352         903,504
                                                            ---------      -----------     -----------
End of Year ............................................    $ 349,714      $ 1,415,961     $ 2,267,352
                                                            =========      ===========     ===========



                                                             Investment Company
                                                         ---------------------------
                                                            Short-Term Bond Fund
                                                         ---------------------------
                                                              1999          1998
                                                         ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income (loss) .........................   $  11,561     $   5,780
  Net realized gain (loss) on investments ..............          63           (28)
  Net unrealized appreciation (depreciation) of
   investments .........................................     (80,607)       (1,455)
                                                           ---------     ---------
Net Increase (Decrease) in net assets resulting from
  operations ...........................................     (68,983)        4,297
                                                           ---------     ---------
From Unit Transactions:
  Contributions ........................................      24,508        73,817
  Withdrawals ..........................................     (17,197)       (5,146)
  Net Transfers ........................................      73,718        55,949
                                                           ---------     ---------
Net Increase (Decrease) from unit transactions .........      81,029       124,620
                                                           ---------     ---------
NET INCREASE (DECREASE) IN NET ASSETS ..................      12,046       128,917
NET ASSETS:
Beginning of Period/Year ...............................     157,945        29,028
                                                           ---------     ---------
End of Year ............................................   $ 169,991     $ 157,945
                                                           =========     =========

---------
* Commenced operations May 3, 1999.

  The accompanying notes are an integral part of these financial statements.

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2


                      STATEMENTS OF CHANGES IN NET ASSETS


                       For the Years Ended December 31,

                                                                             Investment Company
                                           --------------------------------------------------------------------------------------
                                                    Mid-Term                                              Aggressive Equity
                                                   Bond Fund                 Composite Fund                     Fund
                                           -------------------------- ----------------------------- -----------------------------
                                               1999          1998          1999           1998           1999           1998
                                           ------------ ------------- -------------- -------------- -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income (loss) ............  $    9,722    $  11,213     $  284,820     $  100,103     $  (42,986)   $    (22,565)
 Net realized gain (loss) on
   investments ...........................      (4,510)        (575)        24,201        (51,778)       483,483        (969,122)
 Net unrealized appreciation
   (depreciation) of investments .........      (5,052)      (6,053)       275,733        321,364        808,207         694,336
                                            ----------    ---------     ----------     ----------     ----------    ------------
Net Increase (Decrease) in net assets
 resulting from operations ...............         160        4,585        584,754        369,689      1,248,704        (297,351)
                                            ----------    ---------     ----------     ----------     ----------    ------------
From Unit Transactions:
 Contributions ...........................      90,793       42,486      1,671,677        880,589        537,315       1,243,111
 Withdrawals .............................     (19,932)      (7,155)      (541,682)      (465,461)      (457,725)       (576,815)
 Net Transfers ...........................    (120,220)     159,141       (234,255)      (159,640)      (549,705)     (1,711,213)
                                            ----------    ---------     ----------     ----------     ----------    ------------
Net Increase (Decrease) from unit
 transactions ............................     (49,359)     194,472        895,740        255,488       (470,115)     (1,044,917)
                                            ----------    ---------     ----------     ----------     ----------    ------------
NET INCREASE (DECREASE) IN NET ASSETS          (49,199)     199,057      1,480,494        625,177        778,589      (1,342,268)
NET ASSETS:
Beginning of Year ........................     260,782       61,725      3,430,895      2,805,718      3,585,419       4,927,687
                                            ----------    ---------     ----------     ----------     ----------    ------------
End of Year ..............................  $  211,583    $ 260,782     $4,911,389     $3,430,895     $4,364,008    $  3,585,419
                                            ==========    =========     ==========     ==========     ==========    ============


                                                                    Scudder
                                           ----------------------------------------------------------
                                                   Bond Fund                Capital Growth Fund
                                           -------------------------- -------------------------------
                                                1999         1998           1999            1998
                                           ------------- ------------ --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income (loss) ............   $  11,937    $   8,940    $    597,973    $    252,274
 Net realized gain (loss) on
   investments ...........................     (15,965)         881       1,329,205         154,343
 Net unrealized appreciation
   (depreciation) of investments .........      (1,558)      (1,656)        181,106         616,576
                                             ---------    ---------    ------------    ------------
Net Increase (Decrease) in net assets
 resulting from operations ...............      (5,586)       8,165       2,108,284       1,023,193
                                             ---------    ---------    ------------    ------------
From Unit Transactions:
 Contributions ...........................      69,147      182,295       1,246,448       2,042,311
 Withdrawals .............................     (18,843)     (41,847)     (1,280,074)     (1,000,765)
 Net Transfers ...........................     134,407)     104,368          45,702        (634,248)
                                             ---------    ---------    ------------    ------------
Net Increase (Decrease) from unit
 transactions ............................     (84,103)     244,816          12,076         407,298
                                             ---------    ---------    ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS          (89,689)     252,981       2,120,360       1,430,491
NET ASSETS:
Beginning of Year ........................     351,024       98,043       6,168,717       4,738,226
                                             ---------    ---------    ------------    ------------
End of Year ..............................   $ 261,335    $ 351,024    $  8,289,077    $  6,168,717
                                             =========    =========    ============    ============



                                                      Scudder
                                           -----------------------------
                                                International Fund
                                           -----------------------------
                                                1999           1998
                                           -------------- --------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income (loss) ............  $   546,736    $   124,773
 Net realized gain (loss) on
   investments ...........................    7,603,116      3,169,145
 Net unrealized appreciation
   (depreciation) of investments .........       71,889           (650)
                                            -----------    -----------
Net Increase (Decrease) in net assets
 resulting from operations ...............    8,221,741      3,293,268
                                            -----------    -----------
From Unit Transactions:
 Contributions ...........................      271,065        490,933
 Withdrawals .............................     (195,868)      (320,115)
 Net Transfers ...........................    8,738,551      2,811,143)
                                            -----------    -----------
Net Increase (Decrease) from unit
 transactions ............................    8,813,748      2,640,325)
                                            -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS        17,035,489        652,943
NET ASSETS:
Beginning of Year ........................    1,783,604      1,130,661
                                            -----------    -----------
End of Year ..............................  $18,819,093    $ 1,783,604
                                            ===========    ===========

  The accompanying notes are an integral part of these financial statements.

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2


                      STATEMENTS OF CHANGES IN NET ASSETS


                       For the Years Ended December 31,

                                                                                American
                                                                                 Century                      Calvert
                                                                      ----------------------------- ---------------------------
                                                                               VP Capital                     Social
                                                                            Appreciation Fund              Balanced Fund
                                                                      ----------------------------- ---------------------------
                                                                            1999           1998          1999          1998
                                                                      --------------- ------------- ------------- -------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
  Net investment income .............................................   $    (7,317)   $   16,914    $   68,989     $  46,535
  Net realized gain (loss) on investments ...........................       105,509       (99,213)       30,187        10,561
  Net unreaized appreciation (depreciation) of investments ..........       343,300        40,349       (18,161)       30,355
                                                                        -----------    ----------    ----------     ---------
Net Increase (Decrease) in net assets resulting from operations .....       441,492       (41,950)       81,015        87,451
                                                                        -----------    ----------    ----------     ---------
From Unit Transactions:
  Contributions .....................................................       102,987        75,175       179,057       274,878
  Withdrawals .......................................................       (47,748)     (112,315)     (194,924)      (68,369)
  Net Transfers .....................................................       643,688       (24,416)        3,368       (26,872)
                                                                        -----------    ----------    ----------     ---------
Net Increase (Decrease) from unit transactions ......................       698,927       (61,556)      (12,499)      179,637
                                                                        -----------    ----------    ----------     ---------
NET INCREASE (DECREASE) IN NET ASSETS ...............................     1,140,419      (103,506)       68,516       267,088
NET ASSETS:
Beginning of Year ...................................................       385,349       488,855       781,220       514,132
                                                                        -----------    ----------    ----------     ---------
End of Year .........................................................   $ 1,525,768    $  385,349    $  849,736     $ 781,220
                                                                        ===========    ==========    ==========     =========


                                                     Fidelity
                                          -------------------------------
                                                        VIP
                                                   Equity-Income
                                                       Fund
                                          -------------------------------
                                                1999            1998
                                          --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income (loss) ...........   $   121,168     $   136,853
 Net realized gain (loss) on
   investments ..........................       128,345          72,638
 Net unrealized appreciation
   (depreciation) of investments ........      (111,339)        (34,830)
                                            -----------     -----------
Net Increase (Decrease) in net assets
 resulting from operations ..............       138,174         174,661
                                            -----------     -----------
From Unit Transactions:
 Contributions ..........................       542,607       1,189,305
 Withdrawals ............................      (369,062)       (707,392)
 Net Transfers ..........................      (391,945)        270,492
                                            -----------     -----------
Net Increase (Decrease) from unit
 transactions ...........................      (218,400)        752,405
                                            -----------     -----------
NET INCREASE (DECREASE) IN NET
 ASSETS .................................       (80,226)        927,066
NET ASSETS:
Beginning of Year .......................     3,543,620       2,616,554
                                            -----------     -----------
End of Year .............................   $ 3,463,394     $ 3,543,620
                                            ===========     ===========



                                                                     Fidelity
                                          ---------------------------------------------------------------
                                                      VIP II                          VIP II
                                                      Contra                       Asset Manager
                                                       Fund                            Fund
                                          ------------------------------- -------------------------------
                                                1999            1998            1999            1998
                                          --------------- --------------- --------------- ---------------
INCREASE (DECREASE) IN NET ASSETS:
From Operations:
 Net investment income (loss) ...........  $    197,387     $   188,320     $   110,637     $   148,907
 Net realized gain (loss) on
   investments ..........................       570,254         765,617          14,584          (5,492)
 Net unrealized appreciation
   (depreciation) of investments ........       926,615         406,309          43,866          11,903
                                           ------------     -----------     -----------     -----------
Net Increase (Decrease) in net assets
 resulting from operations ..............     1,694,256       1,360,246         169,087         155,318
                                           ------------     -----------     -----------     -----------
From Unit Transactions:
 Contributions ..........................     1,249,737       1,461,583         560,070         663,209
 Withdrawals ............................    (1,397,869)       (742,245)       (279,074)       (202,904)
 Net Transfers ..........................       524,957         888,336         (85,617)       (354,073)
                                           ------------     -----------     -----------     -----------
Net Increase (Decrease) from unit
 transactions ...........................       376,825       1,607,674         195,379         106,232
                                           ------------     -----------     -----------     -----------
NET INCREASE (DECREASE) IN NET
 ASSETS .................................     2,071,081       2,967,920         364,466         261,550
NET ASSETS:
Beginning of Year .......................     7,295,815       4,327,895       1,638,215       1,376,665
                                           ------------     -----------     -----------     -----------
End of Year .............................  $  9,366,896     $ 7,295,815     $ 2,002,681     $ 1,638,215
                                           ============     ===========     ===========     ===========

  The accompanying notes are an integral part of these financial statements.

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2


                         NOTES TO FINANCIAL STATEMENTS


1. SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Separate Account No. 2 of The American Life Insurance Company of New York ("Company") was established in conformity with New York Insurance Law and commenced operations on November 19, 1993 as a unit investment trust. On that date, the following American Life funds became available as investment alternatives: Money Market Fund, All America Fund, Equity Index Fund, Bond Fund, Short-Term Bond Fund, Mid-Term Bond Fund, Composite Fund, Scudder Bond Fund, Scudder Capital Growth Fund, Scudder International Fund, American Century VP Capital Appreciation Fund and Calvert Social Balanced Fund. The American Life funds invest in a corresponding fund of Mutual of America Investment Corporation ("Investment Company"), portfolios of Scudder Variable Life Investment Fund ("Scudder"), fund of American Century Variable Portfolios Inc. ("American Century") and a corresponding fund of Calvert Social Balanced Portfolio of Calvert Variable Series, Inc. ("Calvert").

     On May 2, 1994 the Aggressive Equity Fund of the Investment Company became available as an investment alternative to Separate Account No. 2.

     On May 1, 1995 Fidelity Investments Equity-Income, Contrafund and Asset Manager Funds became available to Separate Account No. 2 as investment alternatives. The Fidelity Equity-Income Fund invests in the corresponding portfolio of Fidelity Variable Insurance Products Fund ("Fidelity VIP") and the Contrafund and Asset Manager Funds invest in the corresponding portfolios of Fidelity Variable Insurance Products Fund II ("Fidelity VIP II") (collectively, "Fidelity").

     On May 3, 1999 the Mid-Cap Equity Index Fund of the Investment Company became the 17th investment alternative available to Separate Account No. 2.

     Separate Account No. 2 was formed by the Company to support the operations of the Company's group and individual variable accumulation annuity contracts ("Contracts"). The assets of Separate Account No. 2 are the property of the Company. The portion of Separate Account No. 2's assets applicable to the Contracts will not be charged with liabilities arising out of any other business the Company may conduct.

     The significant accounting policies of Separate Account No. 2 are as follows:

     Investment Valuation -- Investments are made in shares of the Investment Company, Scudder, American Century, Calvert and Fidelity and are valued at the reported net asset values of the respective Funds or Portfolios.

     Investment Transactions -- Investment transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of the investment sold.

     Federal Income Taxes -- Separate Account No. 2 will be treated as a part of the Company and will not be taxed separately as a "regulated investment company" under existing law. The Company is taxed as a life insurance company under the life insurance tax provisions of the Internal Revenue Code of 1986. No provision for income taxes is required in the accompanying financial statements.

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

2. INVESTMENTS

     The number of shares owned by Separate Account No. 2 and their respective net asset values (rounded to the nearest cent) per share at December 31, 1999 are as follows:



                                                           Number of   Net Asset
                                                             Shares      Value
                                                          ----------- ----------
      Investment Company Funds:
        Money Market Fund ...............................  1,192,293   $  1.19
        All America Fund ................................  2,915,421      3.37
        Equity Index Fund ...............................  4,704,889      2.88
        Mid-Cap Equity Index Fund .......................    315,786      1.11
        Bond Fund .......................................  1,140,345      1.30
        Short-Term Bond Fund ............................  1,104,204      0.99
        Mid-Term Bond Fund ..............................    243,340      0.87
        Composite Fund ..................................  2,587,886      1.91
        Aggressive Equity Fund ..........................  2,016,412      2.16
      Scudder Portfolios:
        Bond Portfolio ..................................     39,487      6.49
        Capital Growth Portfolio -- Class "A" ...........    283,395     29.13
        International Portfolio -- Class "A" ............    928,638     20.34
      American Century VP Capital Appreciation Fund .....    106,081     14.84
      Calvert Social Balanced Portfolio .................    389,595      2.17
      Fidelity Portfolios:
        Equity-Income -- "Initial" Class ................    133,286     25.71
        Contrafund -- "Initial" Class ...................    320,718     29.15
        Asset Manager -- "Initial" Class ................    106,229     18.67

3. EXPENSES

     Administrative Charges -- In connection with its administrative functions, the Company deducts daily, at an annual rate of .40%, an amount from the value of the net assets of all funds except the American Century Fund for which the annual rate is .20%, and each Fidelity fund, for which the annual rate is .30%.


     In addition, a deduction of up to $2.00 may be made at the end of each month from a participant's account, except that such charge shall not exceed
 1/12 of 1% of the balance in such account in any month.

     Distribution Expense Charge -- The Insurance Company will make a deduction daily from the value of the net assets of each fund, at an annual rate of .35%, to cover anticipated distribution expenses.

     Mortality and Expense Risk Charge -- The Company assumes the risk to make annuity payments in accordance with annuity tables provided in the Contracts regardless of how long a participant lives and also assumes certain expense risks associated with such annuity payments. For assuming the risk, the Company deducts daily, at an annual rate of .50%, an amount from the value of the net assets of each fund.

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

4. DIVIDENDS

     All dividend distributions are reinvested in additional shares of the respective funds or portfolios at net asset value. On December 31, 1999 a dividend distribution was made by the Investment Company to shareholders of record as of December 30, 1999. Prior thereto, the Investment Company declared and paid a dividend distribution on September 15, 1999. The combined amount of these dividends was as follows:



        Money Market Fund .................  $ 65,898
        All America Fund ..................   739,443
        Equity Index Fund .................   349,007
        Mid-Cap Equity Index Fund .........     2,788
        Bond Fund .........................   106,170
        Short-Term Bond Fund ..............    13,854
        Mid-Term Bond Fund ................    12,878
        Composite Fund ....................   345,908
        Aggressive Equity Fund ............       234

     On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Bond Portfolio. The combined amount of the dividends was $17,006.

     On January 27, 1999 and April 28, 1999, dividends were paid by the Scudder Capital Growth Portfolio. The combined amount of the dividends was $690,024.

     On April 28, 1999, a dividend was paid by the Scudder International Portfolio. The amount of the dividend was $626,561.

     On December 30, 1999, a dividend was paid by the Calvert Social Balanced Portfolio. The amount of the dividend was $80,709.

     On February 5, 1999, a dividend was paid by the Fidelity Equity-Income Portfolio. The amount of the dividend was $170,824.

     On February 5, 1999, a dividend was paid by the Fidelity Contrafund Portfolio. The amount of the dividend was $297,065.

     On February 5, 1999, a dividend was paid by the Fidelity Asset Manager Portfolio. The amount of the dividend was $135,142.

     No dividend was paid by the American Century VP Capital Appreciation Fund during 1999.


5. FINANCIAL HIGHLIGHTS


     Shown below are financial highlights for a Unit outstanding throughout each of the previous five years ended December 31, 1999 or, if not in existence a full year, the initial period ended December 31:




                                                           Investment Company
                                         ------------------------------------------------------
                                                           Money Market Fund
                                         ------------------------------------------------------
                                            1999       1998       1997       1996       1995
                                         ---------- ---------- ---------- ---------- ----------
Unit value, beginning of year ..........  $   2.03   $   1.95   $  1.87    $  1.80    $  1.72
                                          ========   ========   =======    =======    =======
Unit value, end of year ................  $   2.11   $   2.03   $  1.95    $  1.87    $  1.80
                                          ========   ========   =======    =======    =======
Units outstanding, end of year .........   670,745    373,107    90,542     66,104     62,822
                                          ========   ========   =======    =======    =======

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

5. FINANCIAL HIGHLIGHTS -- (Continued)


                                                          Investment Company
                                        ------------------------------------------------------
                                                           All America Fund
                                        ------------------------------------------------------
                                           1999       1998       1997       1996       1995
                                        ---------- ---------- ---------- ---------- ----------
Unit value, beginning of year .........  $   8.09   $   6.76   $   5.39   $   4.52   $   3.35
                                         ========   ========   ========   ========   ========
Unit value, end of year ...............  $  10.05   $   8.09   $   6.76   $   5.39   $   4.52
                                         ========   ========   ========   ========   ========
Units outstanding, end of year ........   979,623    961,495    919,295    621,536    239,745
                                         ========   ========   ========   ========   ========


                                                            Investment Company
                                      ---------------------------------------------------------------
                                                             Equity Index Fund
                                      ---------------------------------------------------------------
                                           1999          1998          1997        1996       1995
                                      ------------- ------------- ------------- ---------- ----------
Unit value, beginning of year .......  $     2.86    $     2.26    $     1.72    $   1.42   $   1.05
                                       ==========    ==========    ==========    ========   ========
Unit value, end of year .............  $     3.41    $     2.86    $     2.26    $   1.72   $   1.42
                                       ==========    ==========    ==========    ========   ========
Units outstanding, end of year ......   3,981,869     3,950,586     2,496,288     858,298    333,578
                                       ==========    ==========    ==========    ========   ========


                                                                     Investment Company
                                           ----------------------------------------------------------------------
                                            Mid-Cap Equity
                                              Index Fund                         Bond Fund
                                           --------------- ------------------------------------------------------
                                                1999*         1999       1998       1997       1996       1995
                                           --------------- ---------- ---------- ---------- ---------- ----------
Unit value, beginning of period/year .....    $   1.00      $   3.17   $   3.00   $   2.75   $   2.69   $  2.28
                                              ========      ========   ========   ========   ========   =======
Unit value, end of year ..................    $   1.11      $   3.07   $   3.17   $   3.00   $   2.75   $  2.69
                                              ========      ========   ========   ========   ========   =======
Units outstanding, end of year ...........     315,623       460,800    714,893    301,512    328,371    65,503
                                              ========      ========   ========   ========   ========   =======

*Commenced operations May 3, 1999



                                                           Investment Company
                                         ------------------------------------------------------
                                                          Short-Term Bond Fund
                                         ------------------------------------------------------
                                            1999       1998       1997       1996       1995
                                         ---------- ---------- ---------- ---------- ----------
Unit value, beginning of year ..........  $   1.24   $   1.19   $  1.14    $  1.10    $  1.03
                                          ========   ========   =======    =======    =======
Unit value, end of year ................  $   1.28   $   1.24   $  1.19    $  1.14    $  1.10
                                          ========   ========   =======    =======    =======
Units outstanding, end of year .........   132,691    126,929    24,344     17,798      5,302
                                          ========   ========   =======    =======    =======


                                                           Investment Company
                                         ------------------------------------------------------
                                                           Mid-Term Bond Fund
                                         ------------------------------------------------------
                                            1999       1998       1997       1996       1995
                                         ---------- ---------- ---------- ---------- ----------
Unit value, beginning of year ..........  $   1.32   $   1.26   $  1.19    $   1.16   $  1.01
                                          ========   ========   =======    ========   =======
Unit value, end of year ................  $   1.32   $   1.32   $  1.26    $   1.19   $  1.16
                                          ========   ========   =======    ========   =======
Units outstanding, end of year .........   159,690    197,045    49,001     260,862    18,581
                                          ========   ========   =======    ========   =======


                                                           Investment Company
                                         ------------------------------------------------------
                                                             Composite Fund
                                         ------------------------------------------------------
                                            1999       1998       1997       1996       1995
                                         ---------- ---------- ---------- ---------- ----------
Unit value, beginning of year ..........  $   4.93   $   4.36   $   3.75   $   3.39   $   2.82
                                          ========   ========   ========   ========   ========
Unit value, end of year ................  $   5.61   $   4.93   $   4.36   $   3.75   $   3.39
                                          ========   ========   ========   ========   ========
Units outstanding, end of year .........   875,960    696,121    643,537    456,304    281,905
                                          ========   ========   ========   ========   ========

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

5. FINANCIAL HIGHLIGHTS -- (Continued)


                                                             Investment Company
                                     ------------------------------------------------------------------
                                                           Aggressive Equity Fund
                                     ------------------------------------------------------------------
                                          1999          1998          1997          1996        1995
                                     ------------- ------------- ------------- ------------- ----------
Unit value, beginning of year ......  $     2.02    $     2.15    $     1.80    $     1.43    $   1.05
                                      ==========    ==========    ==========    ==========    ========
Unit value, end of year ............  $     2.85    $     2.02    $     2.15    $     1.80    $   1.43
                                      ==========    ==========    ==========    ==========    ========
Units outstanding, end of year .....   1,529,685     1,778,370     2,289,562     1,386,311     599,553
                                      ==========    ==========    ==========    ==========    ========


                                                                  Scudder
                                         ----------------------------------------------------------
                                                                 Bond Fund
                                         ----------------------------------------------------------
                                             1999        1998        1997        1996       1995
                                         ----------- ----------- ----------- ----------- ----------
Unit value, beginning of year ..........  $  13.02    $  12.37     $ 11.48     $ 11.30    $  9.69
                                          ========    ========     =======     =======    =======
Unit value, end of year ................  $  12.73    $  13.02     $ 12.37     $ 11.48    $ 11.30
                                          ========    ========     =======     =======    =======
Units outstanding, end of year .........    20,522      26,966       7,927       3,877      2,407
                                          ========    ========     =======     =======    =======


                                                                   Scudder
                                         -----------------------------------------------------------
                                                             Capital Growth Fund
                                         -----------------------------------------------------------
                                             1999        1998        1997        1996        1995
                                         ----------- ----------- ----------- ----------- -----------
Unit value, beginning of year ..........  $  36.07    $  29.64    $  22.11    $  18.64    $  14.67
                                          ========    ========    ========    ========    ========
Unit value, end of year ................  $  48.17    $  36.07    $  29.64    $  22.11    $  18.64
                                          ========    ========    ========    ========    ========
Units outstanding, end of year .........   172,063     171,014     159,853      73,641      42,366
                                          ========    ========    ========    ========    ========


                                                                   Scudder
                                         -----------------------------------------------------------
                                                             International Fund
                                         -----------------------------------------------------------
                                             1999        1998        1997        1996        1995
                                         ----------- ----------- ----------- ----------- -----------
Unit value, beginning of year ..........  $  16.93    $  14.46    $  13.43    $  11.85    $  10.80
                                          ========    ========    ========    ========    ========
Unit value, end of year ................  $  25.83    $  16.93    $  14.46    $  13.43    $  11.85
                                          ========    ========    ========    ========    ========
Units outstanding, end of year .........   728,627     105,376      78,166      70,139      29,549
                                          ========    ========    ========    ========    ========


                                                              American Century
                                         ----------------------------------------------------------
                                                        VP Capital Appreciation Fund
                                         ----------------------------------------------------------
                                             1999        1998        1997        1996       1995
                                         ----------- ----------- ----------- ----------- ----------
Unit value, beginning of year ..........  $  10.69    $  11.04    $  11.53    $  12.18    $  9.39
                                          ========    ========    ========    ========    =======
Unit value, end of year ................  $  17.40    $  10.69    $  11.04    $  11.53    $ 12.18
                                          ========    ========    ========    ========    =======
Units outstanding, end of year .........    87,702      36,061      44,293      67,688     56,618
                                          ========    ========    ========    ========    =======


                                                                Calvert
                                         ------------------------------------------------------
                                                          Social Balanced Fund
                                         ------------------------------------------------------
                                            1999       1998       1997       1996       1995
                                         ---------- ---------- ---------- ---------- ----------
Unit value, beginning of year ..........  $   3.04   $   2.65   $   2.23   $   2.01   $  1.57
                                          ========   ========   ========   ========   =======
Unit value, end of year ................  $   3.37   $   3.04   $   2.65   $   2.23   $  2.01
                                          ========   ========   ========   ========   =======
Units outstanding, end of year .........   252,148    256,931    194,166    100,573    45,392
                                          ========   ========   ========   ========   =======

                     AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

5. FINANCIAL HIGHLIGHTS -- (Continued)


                                                                 Fidelity VIP
                                          -----------------------------------------------------------
                                                              Equity-Income Fund
                                          -----------------------------------------------------------
                                              1999        1998        1997        1996       1995*
                                          ----------- ----------- ----------- ----------- -----------
Unit value, beginning of year/period ....  $  30.65    $  27.77    $  21.93    $  19.43    $  16.30
                                           ========    ========    ========    ========    ========
Unit value, end of year .................  $  32.21    $  30.65    $  27.77    $  21.93    $  19.43
                                           ========    ========    ========    ========    ========
Units outstanding, end of year ..........   107,509     115,626      94,213      60,979      17,958
                                           ========    ========    ========    ========    ========

---------
* Commenced operations May 1, 1995.



                                                                 Fidelity VIP II
                                           -----------------------------------------------------------
                                                                   Contra Fund
                                           -----------------------------------------------------------
                                               1999        1998        1997        1996       1995*
                                           ----------- ----------- ----------- ----------- -----------
Unit value, beginning of year/period .....  $  26.16    $  20.36    $  16.59    $  13.85    $  11.43
                                            ========    ========    ========    ========    ========
Unit value, end of year ..................  $  32.13    $  26.16    $  20.36    $  16.59    $  13.85
                                            ========    ========    ========    ========    ========
Units outstanding, end of year ...........   291,542     278,931     212,606     153,360      29,132
                                            ========    ========    ========    ========    ========


                                                                   Fidelity VIP II
                                             -----------------------------------------------------------
                                                                 Asset Manager Fund
                                             -----------------------------------------------------------
                                                 1999        1998        1997        1996       1995*
                                             ----------- ----------- ----------- ----------- -----------
Unit value, beginning of year/period .......  $  24.04    $  21.14    $  17.72    $  15.66     $ 14.04
                                              ========    ========    ========    ========     =======
Unit value, end of year ....................  $  26.40    $  24.04    $  21.14    $  17.72     $ 15.66
                                              ========    ========    ========    ========     =======
Units outstanding, end of year .............    75,850      68,139      65,125      36,872       5,561
                                              ========    ========    ========    ========     =======

---------
* Commenced operations May 1, 1995.


6. SUBSEQUENT EVENT

     In September 1999, Mutual of America Life Insurance Company ("Mutual of America"), submitted to the New York Insurance Department a Plan of Reorganization whereby Mutual of America would prepare for the sale of its wholly-owned subsidiary, The American Life Insurance Company of New York ("the Company"). In preparation for such sale, Mutual of America would assume, subject to approval from the Company's policyowners, the Company's in force business. Upon obtaining approval from the policyowners, Mutual of America will assume the Company's outstanding Contracts pursuant to the assumption reinsurance agreement. Upon transfer of these Contracts, Mutual of America will replace the Company as the issuer of the Contracts. Commensurate with the transfer, all of the assets and obligations of the variable portion of these Contracts will be transferred to Mutual of America's Separate Account No. 2.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To The American Life Insurance Company of New York:

     We have audited the accompanying statement of assets and liabilities of American Life Separate Account No. 2 as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of American Life Separate Account No. 2 as of December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


/s/ Arthur Andersen LLP

New York, New York
February 21, 2000

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


To The American Life Insurance Company of New York:

     We have audited the accompanying statements of financial condition of The American Life Insurance Company of New York as of December 31, 1999 and 1998, and the related statements of operations and surplus and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

     We conducted our audits with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     As described in Note 1, the accompanying statutory-basis financial statements were prepared in conformity with the accounting practices prescribed or permitted by the State of New York Insurance Department which is a comprehensive basis of accounting other than accounting principles generally accepted in the United States.


     In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The American Life Insurance Company of New York as of December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the State of New York Insurance Department.

     This report is intended solely for the information and use of the Board of Directors and management of The American Life Insurance Company of New York and for filing with state insurance departments and other regulatory authorities to whose jurisdiction the Company is subject and should not be used for any other purpose.


New York, New York
February 21, 2000

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK


                       STATEMENT OF FINANCIAL CONDITION


                          December 31, 1999 and 1998

                                                                1999               1998
                                                         ------------------ ------------------
ASSETS
General Account
 Bonds and notes .......................................  $ 1,086,821,705    $ 1,148,665,458
 Common stocks .........................................       52,570,134         18,019,909
 Preferred stocks ......................................        6,078,462          8,952,635
 Cash and short-term investments .......................       42,386,082         43,071,763
 Policy loans ..........................................        7,809,464          8,303,917
 Other invested assets .................................               --             98,611
 Investment income accrued .............................       15,369,034         15,948,956
 Receivables and other assets ..........................        1,506,634          2,142,179
                                                          ---------------    ---------------
   Total General Account ...............................    1,212,541,515      1,245,203,428
Separate account assets ................................      213,251,218        140,113,056
                                                          ---------------    ---------------
TOTAL ASSETS ...........................................  $ 1,425,792,733    $ 1,385,316,484
                                                          ===============    ===============
LIABILITIES AND SURPLUS
General Account Liabilities
 Insurance and annuity reserves ........................  $ 1,060,317,222    $ 1,107,344,991
 Other contract liabilities and reserves ...............        9,411,230          9,293,567
 Dividends payable to contract and policyholders .......           83,895             93,791
 Interest maintenance reserve ..........................       15,675,742         17,506,597
 Due to affiliates .....................................        4,443,985          5,482,793
 Federal income taxes payable ..........................        3,338,590          3,941,090
 Other liabilities .....................................       16,305,680          1,710,489
                                                          ---------------    ---------------
   Total General Account ...............................    1,109,576,344      1,145,373,318
Separate account reserves and liabilities ..............      213,251,218        140,113,056
                                                          ---------------    ---------------
TOTAL LIABILITIES ......................................    1,322,827,562      1,285,486,374
                                                          ---------------    ---------------
Asset Valuation Reserve ................................       11,553,626          9,960,197
                                                          ---------------    ---------------
SURPLUS
 Capital stock, $4.55 par value, 1,100,000 shares
   authorized, 550,000 shares issued and outstanding ...        2,502,500          2,502,500
 Assigned surplus ......................................       55,143,445         43,548,059
 Unassigned surplus ....................................       33,765,600         43,819,354
                                                          ---------------    ---------------
   Total Surplus .......................................       91,411,545         89,869,913
                                                          ---------------    ---------------
TOTAL LIABILITIES AND SURPLUS ..........................  $ 1,425,792,733    $ 1,385,316,484
                                                          ===============    ===============

                See accompanying notes to financial statements.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK


                      STATEMENT OF OPERATIONS AND SURPLUS


                          December 31, 1999 and 1998

                                                                 1999            1998
                                                           --------------- ----------------

INCOME
 Annuity considerations and deposits (Note 1).............  $  77,375,129   $ 119,057,354
 Life and disability insurance premiums ..................     27,259,600      27,318,300
                                                            -------------   -------------
   Total considerations and premiums .....................    104,634,729     146,375,654
 Reserve adjustment on reinsurance ceded .................     (4,091,395)     (2,998,456)
 Net investment income ...................................     86,622,674      91,825,033
 Separate account investment and administrative fees .....      2,271,456       1,619,170
 Other, net ..............................................      1,121,445         725,189
                                                            -------------   -------------
   Total income ..........................................    190,558,909     237,546,590

                                                            -------------   -------------
DEDUCTIONS
 Change in insurance and annuity reserves ................    (47,025,689)     16,654,360
 Annuity and surrender benefits ..........................    155,491,847     144,281,578
 Net transfers to separate accounts ......................     29,298,085      23,657,434
 Death and disability benefits ...........................     18,974,393      20,153,378
 Operating expenses and other ............................     28,525,080      26,851,380
                                                            -------------   -------------
   Total deductions ......................................    185,263,716     231,598,130
                                                            -------------   -------------
   Net gain before dividends .............................      5,295,193       5,948,460
Dividends to contractholders and policyholders ...........         97,865         117,184
                                                            -------------   -------------
   Net gain from operations ..............................      5,197,328       5,831,276
Federal income tax (provision) benefit ...................        (72,500)        518,812
Net realized capital gains ...............................        362,318         363,187
                                                            -------------   -------------
   Net income ............................................      5,487,146       6,713,275
SURPLUS TRANSACTIONS
 Change in:
   Asset valuation reserve ...............................     (1,593,429)     (3,820,933)
   Unrealized capital gains ..............................     (2,343,338)      3,857,310
   Non-admitted assets and other, net ....................         (8,747)        635,695
                                                            -------------   -------------
    Net change in surplus ................................      1,541,632       7,385,347
SURPLUS
 Beginning of year .......................................     89,869,913      82,484,566
                                                            -------------   -------------
 End of year .............................................  $  91,411,545   $  89,869,913
                                                            =============   =============

                See accompanying notes to financial statements.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK


                           STATEMENTS OF CASH FLOWS


                          December 31, 1999 and 1998

                                                                          1999             1998
                                                                    ---------------- ----------------
 CASH PROVIDED
  Premium and annuity funds received ..............................  $ 104,663,447    $ 146,653,511
  Investment income received ......................................     79,694,002       79,116,499
  Reserve adjustment on reinsurance ceded .........................     (3,994,659)      (2,875,451)
  Separate account investment and administrative fees .............      2,271,456        1,619,170
  Other, net ......................................................      1,031,749          591,081
                                                                     -------------    -------------
   Total receipts .................................................    183,665,995      225,104,810
                                                                     -------------    -------------
  Benefits paid ...................................................    173,735,182      164,174,894
  Dividends paid to contract and policyholders ....................        107,761          129,722
  Insurance and operating expenses paid ...........................     28,239,503       26,890,569
  Net transfers to separate accounts ..............................     30,615,404       23,488,256
                                                                     -------------    -------------
   Total payments .................................................    232,697,850      214,683,441
                                                                     -------------    -------------
   Net cash (used in) provided by operations ......................    (49,031,855)      10,421,369
  Proceeds from long-term investments sold, matured or repaid .....    183,933,270      334,971,358
  Other, net ......................................................     15,206,883          269,274
                                                                     -------------    -------------
   Total cash provided ............................................    150,108,298      345,662,001
                                                                     -------------    -------------
 CASH APPLIED
  Cost of long-term investments acquired ..........................    149,970,238      303,943,877
  Other, net ......................................................        823,741       24,492,360
                                                                     -------------    -------------
   Total cash applied .............................................    150,793,979      328,436,237
                                                                     -------------    -------------
   Net change in cash and short-term investments ..................       (685,681)      17,225,764
 CASH AND SHORT-TERM INVESTMENTS
  Beginning of year ...............................................     43,071,763       25,845,999
                                                                     -------------    -------------
  End of year .....................................................  $  42,386,082    $  43,071,763
                                                                     =============    =============

                See accompanying notes to financial statements.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK


                         NOTES TO FINANCIAL STATEMENTS


                           December 31, 1999 and 1998


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


     Nature of Operations

     The American Life Insurance Company of New York (the "Company") is a stock life insurance company licensed in all fifty states and the District of Columbia. The Company is a wholly-owned subsidiary of Mutual of America Corporation. Mutual of America Corporation is a wholly-owned subsidiary of Mutual of America Life Insurance Company ("Mutual of America"). The Company provides retirement and employee benefit plans in the small to medium size case area. Operations are conducted primarily through a network of regional field offices staffed by salaried consultants.

     Reorganization -- In September 1999, Mutual of America submitted a Plan of Reorganization (the "Plan") to the State of New York Insurance Department ("New York Insurance Department") whereby Mutual of America would prepare for the sale of the Company. In preparation for such a sale, the Plan indicates that during the period from January 1, 2000 through June 30, 2000, Mutual of America would assume (via an assumption reinsurance agreement) virtually all of the Company's in force business. Mutual of America would then sell the stock of the Company to a third party. Effective October 1, 1999, virtually all new business has been written by Mutual of America. On January 1, 2000, approximately 95% of the Company's in force group business totaling approximately $190.0 million of insurance and annuity reserves was assumed by Mutual of America.


     Basis of Presentation

     The financial statements are presented in conformity with statutory accounting practices prescribed or permitted by the New York Insurance Department. The ability of the Company to fulfill its obligations to contractholders and policyholders is of primary concern to insurance regulatory authorities. As such, the financial statements are oriented to the insuring public.

     In 1999, the National Association of Insurance Commissioners ("NAIC") adopted codified statutory accounting principles (Codification). Codification will change, to some extent, current prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory financial statements going forward. Before Codification becomes effective for the Company, the New York Insurance Department must adopt Codification as the prescribed basis of accounting for its domestic insurers. The New York Insurance Department has not yet reached a decision as to whether it will adopt Codification. Adoption by the New York Insurance Department would not have a material adverse effect on the Company's operating results and financial position.

     The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

     Certain 1998 amounts included in the accompanying financial statements have been reclassified to conform to the 1999 presentation.


     Asset Valuations

     Bonds and Notes -- Investment valuations are prescribed by the NAIC. Bonds qualifying for amortization are stated at amortized cost. Short-term investments in good standing are stated at cost. All other bonds and short-term notes are stated at market value. Unrealized gains and losses on valuation of bonds and short-term investments are recorded directly to unassigned surplus.

     Common and Preferred Stocks -- Common stocks in good standing are stated at market value. Market value is determined by reference to valuations quoted by the NAIC. Unrealized gains and losses are recorded directly to unassigned surplus.

     Policy Loans -- Policy loans are stated at the unpaid principal balance of the loan.

     Other Assets -- Certain other assets, such as furniture and fixtures and prepaid expenses, are considered "non-admitted assets" and excluded from the statements of financial condition.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES -- (Continued)

     Insurance and Annuity Reserves

     Reserves for annuity contracts are computed on the net single premium method and represent the estimated present value of future retirement benefits. These reserves are based on mortality and interest rate assumptions (ranging predominately from 5.00% to 9.25%) which meet or exceed statutory requirements. Reserves for contractual funds not yet used for the purchase of annuities are accumulated at various interest rates, which during 1999 and 1998, averaged 4.75% and 5.50%, respectively, and are deemed sufficient to provide for contractual surrender values of these funds. Reserves for life and disability insurance are based on mortality, morbidity and interest rate assumptions which meet statutory requirements.


     Interest Maintenance and Asset Valuation Reserves

     Realized gains and losses, net of applicable taxes, arising from changes in interest rates are accumulated in the Interest Maintenance Reserve ("IMR") and are amortized into net investment income over the estimated remaining life of the investment sold. All other realized gains and losses are reported in the statements of operations and surplus.

     An Asset Valuation Reserve ("AVR") applying to the specific risk characteristics of all invested asset categories excluding cash, policy loans and investment income accrued has been established based on a statutory formula. Realized and unrealized gains and losses arising from changes in the creditworthiness of the borrower are included in the appropriate subcomponent of the AVR. Changes in the AVR are applied directly to unassigned surplus.


     Separate Account Operations


     Certain annuity considerations may be invested at the participant's discretion in separate accounts. Separate accounts offered include a multifund account managed by Mutual of America Capital Management Corporation, or certain other funds managed by outside investment advisors. All fund investment experience, including net realized and unrealized capital gains in the separate accounts (net of investment advisory fees and administration fees assessed), accrues directly to participants and are not reflected in the Company's statements of operations. Charges for investment advisory fees and administration fees are assessed as a percentage of the assets under management and vary based upon the investment objectives of the fund and level of administrative services provided. During both 1999 and 1998 such fees were equal to approximately 1.30% of the total average assets under management. Investment advisory and administrative fees are included in the statement of operations.


     Investments held in the separate accounts are stated at market value. Participants' corresponding equity in the separate accounts is reported as liabilities in the accompanying statements. Premiums and benefits related to the separate accounts are combined with the general account in the accompanying statements. Net operating gains are offset by increases to reserve liabilities in the respective separate accounts.


     Premiums and Annuity Considerations

     Insurance premiums and annuity considerations are recognized as income when due. Considerations for deposit type contracts are recognized as income when received. Group life and disability insurance premiums are recognized as income over the contract period.


     Investment Income and Expenses

     General account investment income is reported as earned and is presented net of related investment expenses. Operating expenses, including acquisition costs for new business and income taxes, are charged to operations as incurred.



     Dividends

     Dividends are based on formulas and scales approved by the Board of Directors and are accrued currently for payment subsequent to plan anniversary dates.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

2. INVESTMENTS
     Valuation

     The statement values and NAIC market values of investments in fixed maturity securities (bonds and notes) and equity securities at December 31, 1999 and 1998 are shown below. Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentration of credit risk.



                                                                        December 31, 1999
                                                       ---------------------------------------------------
                                                                       Gross Unrealized
                                                                     ---------------------
                                                         Statement                           NAIC Market
                                                           Value        Gains     Losses        Value
                                                       ------------- ---------- ---------- ---------------
                                                                          (in millions)
Fixed maturities:
U.S. Treasury securities and obligations of
 U.S. Government corporations and agencies ...........  $    407.4    $   3.7    $   5.7   $    405.4
Obligations of states and political subdivisions .....        43.3         --         .5        42.8
Debt securities issued by foreign governments ........        28.5         .1        1.4        27.2
Corporate securities .................................       652.0        1.4       28.4       625.0
                                                        ----------    -------    -------   ----------
    Total ............................................  $  1,131.2    $   5.2    $  36.0   $  1,100.4
                                                        ==========    =======    =======   ==========

                                                                        December 31, 1998
                                                       ----------------------------------------------------

                                                                       Gross Unrealized
                                                                     ---------------------
                                                        Statement                          NAIC Market
                                                          Value        Gains     Losses       Value
                                                       ----------    --------   -------    --------
                                                                          (in millions)
Fixed maturities:
U.S. Treasury securities and obligations of
 U.S. Government corporations and agencies ...........  $    431.8    $   9.7    $    .2   $    441.3
Obligations of states and political subdivisions .....         8.3        1.8         --        10.1
Debt securities issued by foreign governments ........        31.6        2.2         --        33.8
Corporate securities .................................       720.1       16.2        7.8       728.5
                                                       -----------   --------    -------   ----------
    Total ............................................  $  1,191.8    $  29.9    $   8.0   $  1,213.7
                                                       ===========   ========    =======   ==========

     Short-term fixed maturity securities with a statement value and NAIC market value of $44.3 million and $43.1 million at December 31, 1999 and 1998, respectively, are included in the above tables. As of December 31, 1999 and 1998, the Company had $3.4 million (with a par value $3.1 million) of its long-term fixed maturity securities on deposit with various state regulatory agencies.

     At December 31, 1999 and 1998 net unrealized appreciation of common equity securities was $8.0 million and $3.9 million, respectively.


     Maturities

     The statement values and NAIC market values of investments in fixed maturity securities by contractual maturity (except for mortgage-backed securities which are stated at expected maturity) at December 31, 1999 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

2. INVESTMENTS -- (Continued)


                                                  December 31, 1999
                                              --------------------------
                                                Statement    NAIC Market
                                                  Value         Value
                                              ------------- ------------
                                                    (in millions)
      Due in one year or less ...............  $     81.5   $     79.3
      Due after one year through five years .       456.9        444.5
      Due after five years through ten years        253.3        246.5
      Due after ten years ...................       339.5        330.1
                                               ----------   ----------
        Total ...............................  $  1,131.2   $  1,100.4
                                               ==========   ==========

     Realized Investment Gains

     Sales of fixed maturity securities were as follows:

                                               December 31
                                        -------------------------
                                            1999         1998
                                        ------------ ------------
                                              (in millions)
       Fixed maturity securities
        Proceeds ......................  $   170.0    $   304.6
        Gross realized gains ..........        1.1          2.7
        Gross realized losses .........         .6          1.2

     Sales of investments in fixed maturity securities resulted in $.5 million and $1.5 million of gains being accumulated in IMR in 1999 and 1998, respectively. Such amounts will be amortized into net investment income over the estimated remaining life of the investment sold. During 1999 and 1998, $2.3 million and $6.1 million of the IMR was amortized and included in net investment income. Included in IMR amortization income for 1998 is a $4.1 million net adjustment related to realized capital gains that should have been exempted from IMR since they were associated with higher than normal general account withdrawal activity (including transfers to the Separate Accounts) that occurred in 1997.

     Net realized capital gains reflected in the statements of operations for the years ended December 31, 1999 and 1998 were as follows:

                                                     December 31
                                                 -------------------
                                                    1999      1998
                                                 --------- ---------
                                                    (in millions)
      Equity securities (common stock) .........   $  .4     $  .4

3. REINSURANCE AND RELATED TRANSACTIONS

     The Company has a bulk coinsurance agreement with its ultimate parent, Mutual of America, covering certain non-pension insurance business. In consideration for additional reserves assumed under this agreement, the Company assumed premiums and annuity considerations of $13.9 million and $31.0 million in 1999 and 1998, respectively. Total reserve liabilities reinsured under this agreement were as follows:

                                          December 31
                                   -------------------------
                                       1999         1998
                                   ------------ ------------
                                         (in millions)
  Life and annuity ...............   $  659.3     $  687.3
  Other reserves .................   $    2.6     $    3.1

     Effective January 1, 1999 the existing reinsurance agreement in effect between the Company and Mutual of America was amended. Under the terms of the amended agreement, Mutual of America ceased ceding and the Company ceased assuming new business on and after January 1, 1999.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

4. PENSION PLAN AND POSTRETIREMENT BENEFITS
     Mutual of America is the administrator for a qualified, non-contributory defined benefit pension plan covering virtually all of its own and the Company's eligible employees. Benefits are generally based on years of service and final average salary. Mutual of America's funding policy is to contribute annually, at a minimum, the amount necessary to satisfy the funding requirements under the Employee Retirement Income Security Act of 1974 ("ERISA"). Mutual of America also maintains a non-qualified defined benefit plan. This plan provides benefits to employees whose total compensation exceeds the maximum allowable compensation limits for qualified retirement plans under ERISA.

     At December 31, 1999, all of the qualified pension plan assets are invested in one of Mutual of America's Separate Accounts (consisting primarily of equity securities) and participation in certain other funds managed by outside investment advisers. Pension expense allocated to the Company in 1999 and 1998 was $534 thousand and $724 thousand, respectively.

     Mutual of America also administers two defined benefit postretirement plans covering substantially all salaried employees. Employees may become eligible for such benefits upon attainment of retirement age while in the employ of the Company and upon satisfaction of service requirements. One plan provides medical and dental benefits and the second plan provides life insurance benefits. The postretirement plans are contributory for those individuals who retire with less than twenty years of eligible service; with retiree contributions adjusted annually and contain other cost-sharing features, such as deductibles and coinsurance. Post retirement benefit expense allocated to the Company for the years ended 1999 and 1998 was $269 thousand and $188 thousand, respectively.


     Savings and Other Incentive Plans


     All employees may participate in a Company sponsored savings plan under which the Company matches a portion of the employee's contributions up to 6% of salary. The Company contributed $1.8 million and $1.7 million in 1999 and 1998, respectively. Mutual of America also sponsors a long-term performance based incentive compensation plan for certain employees. Shares are granted each year and generally vest over a three-year period. The value of such shares is based upon increases in Mutual of America's statutory surplus and the maintenance of certain financial ratios. Compensation expense recognized in 1999 and 1998 related to this plan was $5.0 million and $3.2 million, respectively.



5. COMMITMENTS AND CONTINGENCIES

     The Company is involved in various legal actions which have arisen in the course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits, as well as other contingencies, is not considered to be material in relation to the Company's financial statements.



6. FEDERAL INCOME TAXES

     The tax provision for the Company was calculated in accordance with the Internal Revenue Code of 1986, as amended. The Company files its federal tax return on a separate company basis. The difference between the actual tax provision (benefit) reflected in the accompanying statements of operations and the expected amounts computed by applying the statutory rate of 35% to operating income arises principally from the recognition of revenues and expenses in different periods for statutory and tax accounting purposes. These differences are primarily related to policyholder insurance reserves, deferred acquisition costs and realized capital gains and losses.


7. RELATED PARTY TRANSACTIONS

     Mutual of America has incurred operating and investment-related costs in connection with the use of its personnel and property on behalf of the Company. During 1999 and 1998, operating and investment-related expenses of $20.3 million and $1.4 million and $17.9 million and $1.4 million, respectively, were charged to the Company and are reflected in the accompanying statements of operations and surplus.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

8. FAIR MARKET VALUE
     The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments were are follows:

                                                     December 31, 1999
                                               -----------------------------
                                                  Statement      Estimated
                                                    Value       Fair Value
                                               -------------- --------------
                                                       (in millions)
                     ASSETS
     Bonds and notes .........................  $   1,086.8    $   1,056.1
     Common stock ............................         52.6           52.6
     Preferred stock .........................          6.1            6.1
     Cash and short term investments .........         42.4           42.4
     Policy loans ............................          7.8            7.8
                   LIABILITIES
     Insurance and annuity reserves ..........  $   1,060.3    $     954.0

                                                     December 31, 1998
                                               -----------------------------
                                                  Statement      Estimated
                                                    Value       Fair Value
                                               -------------- --------------
                                                       (in millions)
                     ASSETS
     Bonds and notes .........................  $   1,148.7    $   1,170.6
     Common stock ............................         18.0           18.0
     Preferred stock .........................          9.0            9.0
     Cash and short term investments .........         43.1           43.1
     Policy loans ............................          8.3            8.3
                   LIABILITIES
     Insurance and annuity reserves ..........  $   1,107.3    $   1,094.4

     Fixed Maturities and Equity Securities -- Fair value for fixed maturities is determined by reference to market prices quoted by the NAIC. If quoted market prices are not available, fair value is determined using quoted prices for similar securities. Market value for equity securities is determined by reference to valuations quoted by the NAIC.

     Cash and Short Term Investments -- The carrying value for cash and short-term investments approximates fair values due to the short-term maturities of these instruments.

     Mortgage Loans -- Fair value for mortgage loans is determined by discounting the expected future cash flows using the current rate at which similar loans would be made to borrowers with similar credit ratings and remaining maturities.

     Policy Loans -- The majority of policy loans are issued with variable interest rates which are periodically adjusted based on changes in rates credited to the underlying policies and therefore are considered to be stated at fair value.

     Insurance and Annuity Reserves -- Contractual funds not yet used to purchase retirement annuities and other deposit liabilities are stated at their cash surrender value. General account policies are issued with variable interest rates that are periodically adjusted based on changes in underlying economic conditions.

     The fair value of annuity contracts (approximately $.5 billion and $.6 billion at December 31, 1999 and 1998, respectively) was determined by discounting expected future retirement benefits using current mortality tables and interest rates based on the duration of expected future benefits. Weighted average interest rates of 7.83% and 5.38% were used at December 31, 1999 and 1998, respectively.

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK


                   ANNUAL STATEMENT AS OF DECEMBER 31, 1999


                     Schedule 1 -- Selected Financial Data

     The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.


Gross Investment Income Earned:
  (excluding amortization of the IMR)
  Government bonds ....................................................   $  4,895,896
  Other bonds (unaffiliated) ..........................................     77,434,865
  Preferred stocks (unaffiliated) .....................................        514,705
  Common stocks (unaffiliated) ........................................        261,231
  Mortgage loans ......................................................         (4,648)
  Premium notes, policy loans and liens ...............................        450,279
  Short-term investments ..............................................      2,222,686
  Aggregate write-ins for investment income ...........................         (2,498)
                                                                          ------------
    Gross investment income ...........................................   $ 85,772,516
                                                                          ============
Real Estate Owned -- Book Value less Encumbrances .....................             --
                                                                          ============
Mortgage Loans -- Book Value:
  Residential .........................................................             --
  Commercial ..........................................................             --
                                                                          ------------
    Total .............................................................   $         --
                                                                          ============
Mortgage Loans by Standing -- Book Value:
  Good standing .......................................................             --
  Good standing with restructured terms ...............................             --
  Interest overdue more than three months, not in foreclosure .........             --
  Foreclosure in process ..............................................             --
                                                                          ------------
                                                                          $         --
                                                                          ============
Other Long-Term Assets -- Statement Value .............................   $         --
                                                                          ============
Bonds and Stocks of Parents, Subsidiaries and Affiliates -- Book Value:
  Bonds ...............................................................       None
  Common Stocks .......................................................       None
  Preferred Stocks ....................................................       None

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK


                   ANNUAL STATEMENT AS OF DECEMBER 31, 1999


                     Schedule 1 -- Selected Financial Data


Bonds and Short-Term Investments by Class and Maturity:
  Bonds by Maturity -- Statement Value
   Due within one year or less .....................................................  $    81,314,148
   Over 1 year through 5 years .....................................................      456,924,998
   Over 5 years through 10 years ...................................................      253,338,918
   Over 10 years through 20 years ..................................................      188,687,639
   Over 20 years ...................................................................      150,840,676
                                                                                      ---------------
    Total by Maturity ..............................................................  $ 1,131,106,379
                                                                                      ===============
  Bonds by Class -- Statement Value
   Class 1 .........................................................................      797,744,858
   Class 2 .........................................................................      260,472,063
   Class 3 .........................................................................       45,552,632
   Class 4 .........................................................................       21,406,826
   Class 5 .........................................................................        5,600,000
   Class 6 .........................................................................          330,000
                                                                                      ---------------
    Total by Class .................................................................  $ 1,131,106,379
                                                                                      ===============
    Total Bonds Publicly Traded ....................................................  $ 1,104,739,124
    Total Bonds Privately Placed ...................................................       26,367,255
                                                                                      ---------------
                                                                                      $ 1,131,106,379
                                                                                      ===============
Preferred Stocks -- Statement Value ................................................  $     6,078,462
                                                                                      ===============
Common Stocks -- Market Value ......................................................  $    52,570,134
                                                                                      ===============
Short-Term Investments -- Book Value ...............................................  $    44,284,675
                                                                                      ===============
Financial Options Owned -- Statement Value .........................................  $            --
                                                                                      ===============
Financial Options Written and In Force -- Statement Value ..........................  $            --
                                                                                      ===============
Financial Futures Contracts Open -- Current Price ..................................  $            --
                                                                                      ===============
Cash on Deposit ....................................................................  $    (1,898,593)
                                                                                      ===============
Life Insurance in Force (in thousands):
  Industrial .......................................................................               --
  Ordinary .........................................................................  $       559,039
  Credit Life ......................................................................               --
  Group Life .......................................................................        2,196,070
                                                                                      ---------------
                                                                                      $     2,755,109
Amount of Additional Accidental Death Insurance in Force Under Ordinary Policies
  (in thousands): ..................................................................  $        89,576
                                                                                      ===============
Life Insurance Policies with Disability Provisions in Force (in thousands):
  Industrial .......................................................................               --
  Ordinary .........................................................................          105,336
  Credit Life ......................................................................               --
  Group Life .......................................................................               --

                THE AMERICAN LIFE INSURANCE COMPANY OF NEW YORK


                   ANNUAL STATEMENT AS OF DECEMBER 31, 1999


                     Schedule 1 -- Selected Financial Data


Supplementary Contracts in Force (in thousands):
  Ordinary -- Not Involving Life Contingencies -- Amount of Income Payable ..  $   1,512,995
                                                                               =============
  Ordinary -- Involving Life Contingencies -- Amount of Income Payable ......  $     804,394
                                                                               =============
  Group -- Not Involving Life Contingencies -- Amount on Deposit ............  $          --
                                                                               =============
  Group -- Involving Life Contingencies -- Amount on Deposit ................  $          --
                                                                               =============
Annuities:
  Ordinary --
   Immediate -- Amount of Income Payable ....................................  $  67,764,650
   Deferred -- Fully Paid Account Balance ...................................     18,855,446
   Deferred -- Not Fully Paid -- Account Balance ............................    175,409,911
                                                                               -------------
                                                                               $ 262,030,007
                                                                               =============
Accident and Health Insurance -- Premiums in Force:
  Ordinary ..................................................................  $      37,929
  Group .....................................................................      8,111,138
  Credit ....................................................................             --
                                                                               -------------
                                                                               $   8,149,067
Deposit Funds and Dividend Accumulations:
  Deposit Funds -- Account Balance ..........................................  $ 215,472,101
  Dividend Accumulations -- Account Balance .................................        164,974
                                                                               -------------
                                                                               $ 215,637,075
                                                                               =============
Claim Payments 1999:
  Group Accident and Health
   1999 .....................................................................        132,752
   1998 .....................................................................        132,636
   1997 .....................................................................        138,019
  Other Accident & Health
   1999 .....................................................................         27,960
   1998 .....................................................................         22,467
   1997 .....................................................................         31,543
  Other Coverages that use developmental methods to calculate claims reserves
   1999 .....................................................................             --
   1998 .....................................................................             --
   1997 .....................................................................             --

                           PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

     (a) Financial Statements


     The financial statements of The American Separate Account No. 2 and The American Life Insurance Company of New York for 1999 are included in this Post-Effective Amendment.


     (b) Exhibits


   9     Consent of Jones & Blouch L.L.P.
  10     Consent of Arthur Andersen LLP


Item 25. Directors and Officers of the Depositor

     The name and position of each executive officer and director of the Insurance Company are set forth below. The business address of each executive officer and director is 320 Park Avenue, New York, NY 10022.


                            Positions and
Name                        Offices with Depositor
-------------------------   ----------------------------------------------------------------------
   Manfred Altstadt         Senior Executive Vice President and Chief Financial Officer; Director
   Diane M. Aramony         Senior Vice President and Corporate Secretary; Director
   William Breneisen        Executive Vice President
   Jeremy J. Brown          Executive Vice President and Chief Actuary; Director
   Patrick A. Burns         Senior Executive Vice President and General Counsel; Director
   Richard J. Ciecka        Director
   William S. Conway        Executive Vice President; Director
   Salvatore R. Curiale     Senior Executive Vice President; Director
   William A. DeMilt        Executive Vice President; Director
   Thomas E. Gilliam        Executive Vice President; Director
   John R. Greed            Executive Vice President, Treasurer; Director
   Theodore L. Herman       Vice Chairman of the Board; Director
   Gregory A. Kleva         Executive Vice President and Deputy General Counsel
   Amir Lear                Senior Vice President; Director
   Howard Lichtenstein      President and Chief Operating Officer; Director
   George L. Medlin         Executive Vice President, Internal Audit
   Thomas J. Moran          Chairman of the Board and Chief Executive Officer; Director
   Robert W. Ruane          Senior Vice President; Director


Item 27. Number of Holders of Securities


     As of March 31, 2000, there were 5,415 Participants in The American Separate Account No. 2.


Item 29. Principal Underwriters


     (a) Mutual of America, the principal underwriter of the Separate Account, acts as sponsor of Mutual of America Investment Corporation, as depositor and principal underwriter of Mutual of America Separate Account No. 2 and Mutual of America Separate Account No. 3, and as principal underwriter of The American Separate Account No. 3 of the Insurance Company.

     (b) The name, business address and position of each senior officer and director of Mutual of America are as follows:

Name and Principal                Positions and
Business Address                  Offices with Depositor
-------------------------------   -----------------------------------------------------------
                 Directors
                 ---------
Directors
Clifford L. Alexander, Jr.        Director
Washington, D.C.

Patricia A. Cahill                Director
Denver, Colorado

Roselyn P. Epps, M.D.             Director
Bethesda, Maryland

Dudley H. Hafner                  Director
Dallas, Texas

Earle H. Harbison, Jr.            Director
St. Louis, Missouri

Frances R. Hesselbein             Director
New York, New York

William Kahn                      Director
St. Louis, Missouri

Lasalle D. Leffall, Jr., M.D.     Director
Washington, D.C.

Michael A. Pelavin                Director
Flint, Michigan

Fioravante G. Perrotta            Director
New York, New York

Francis H. Schott                 Director
New York, New York

O. Stanley Smith, Jr.             Director
Columbia, South Carolina

Sheila M. Smythe                  Director
Valhalla, New York

Elie Wiesel                       Director
New York, New York
Officers-Directors

                 Officers-Directors
                 ------------------
William J. Flynn                  Chairman of the Board

Thomas J. Moran                   President and Chief Executive Officer

Manfred Altstadt                  Senior Executive Vice President and Chief Financial Officer

Patrick A. Burns                  Senior Executive Vice President and General Counsel

Salvatore R. Curiale              Senior Executive Vice President, Technical Operations

Name and Principal          Positions and
Business Address            Offices with Depositor
-------------------------   -------------------------------------------------------------------
                 Other Officers
                 --------------
Diane Aramony               Senior Vice President, Corporate Secretary
                            and Assistant to the Chairman

Meyer Baruch                Senior Vice President, State Compliance and Government Regulations

Deborah Swinford Becker     Senior Vice President and Associate General Counsel

Nicholas Branchina          Senior Vice President and Associate Treasurer

William Breneisen           Executive Vice President, Office of Technology

Jeremy J. Brown             Executive Vice President and Chief Actuary

Allen J. Bruckheimer        Senior Vice President and Associate Treasurer

Patrick Burke               Senior Vice President, Special Markets

Sean Carroll                Senior Vice President, Facilities Management

William Conway              Executive Vice President, Marketing and Corporate Communications

William A. DeMilt           Executive Vice President Real Estate Management

Warren A. Essner            Senior Vice President, Corporate Services

Chris W. Festog             Senior Vice President and Controller

James Flynn                 Senior Vice President, Marketing

Michael Gallagher           Senior Vice President, Direct Response and Technical
Boca Raton, FL              Communications

Harold D. Gannon            Senior Vice President, Corporate Tax

Gordon Gaspard              Senior Vice President, Technical Services

Robert Giaquinto            Senior Vice President, MIS Operations

Thomas E. Gilliam           Executive Vice President and Assistant to the President and Chief
                            Executive Officer

John R. Greed               Executive Vice President and Treasurer

Jared Gutman                Senior Vice President, Billing and Regulatory Services/Life and
                            Disability Claims, since February 2000, prior thereto, Vice
                            President

Thomas A. Harwood           Senior Vice President, Corporate Communications

Sandra Hersko               Senior Vice President, Technical Administration

Edward J.T. Kenney          Senior Vice President and Assistant to the President and Chief
                            Executive Officer

Gregory A. Kleva, Jr.       Executive Vice President and Deputy General Counsel

Robert Kordecki             Senior Vice President, National Accounts

Stanley M. Lenkowicz        Senior Vice President and Deputy General Counsel

Daniel LeSaffre             Senior Vice President, Human Resources and Training

Robert W. Maull             Senior Vice President and Corporate Actuary

George L. Medlin            Executive Vice President and Internal Auditor

Name and Principal      Positions and
Business Address        Offices with Depositor
---------------------   -------------------------------------------------------------------
Lynn M. Nadler          Senior Vice President, Training -- Boca
Boca Raton, FL

Roger F. Napoleon       Senior Vice President and Associate General Counsel

James Peterson          Senior Vice President, Training -- New York and Leadership
                        Development

William Rose            Senior Vice President, Field Operations

Dennis J. Routledge     Senior Vice President, LAN/Telecommunications

Robert W. Ruane         Senior Vice President, Corporate Communications

William G. Shannon      Senior Vice President, Individual Financial Planning

Walter W. Siegel        Senior Vice President and Actuary

Joan M. Squires         Senior Vice President, Business Applications

Anne M. Stanard         Senior Vice President, Human Resources, since February 2000, prior thereto, Vice President

Eldon Wonacott          Senior Vice President, Field Administration

Raymond Yeager          Senior Vice President, MIS Operations
Boca Raton, FL


     The business address of all officers and directors is 320 Park Avenue, New York, New York 10022, unless otherwise noted.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets all the requirements for effectiveness of this amendment to Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of New York, the State of New York, the 27th day of April, 2000.


                                        THE AMERICAN LIFE SEPARATE ACCOUNT NO. 2
                                                     (Registrant)

                                        THE AMERICAN LIFE INSURANCE COMPANY OF
                                        NEW YORK
                                                     (Depositor)


                                        By: /s/      MANFRED ALTSTADT
                                          -------------------------------------
                                                     Manfred Altstadt
                                          Senior Executive Vice President and
                                                Chief Financial Officer


     Pursuant to the requirements of the Securities Act of 1933, this amendment to Registration Statement has been signed below by the following persons in the capacities indicated on April 27, 2000.



              Signature                                 Title
------------------------------------  -----------------------------------------

                 *                    Chairman and Chief Executive Officer;
 ----------------------------------   Director
          Thomas J. Moran

 /s/       MANFRED ALSTADT            Senior Executive Vice President &
 ----------------------------------   Chief Financial Officer; Director
          Manfred Altstadt

                *                     Senior Vice Pre sident & Corporate
 ----------------------------------   Secretary; Director
         Diane M. Aramony

                *                     Executive Vice  President, Chief Actuary;
 ----------------------------------   Director
        Jeremy J. Brown

                *                     Senior Executiv e Vice President &
 ----------------------------------   General Counsel; Director
        Patrick A. Burns

                *                     Director
 ----------------------------------
        Richard J. Ciecka

                *                     Director
 ----------------------------------
        William S. Conway

                *                     Director
 ----------------------------------
       Salvatore R. Curiale

                *                     Executive Vice  President; Director
 ----------------------------------
         William A. DeMilt

                *                     Executive Vice  President; Director
 ----------------------------------
        Thomas E. Gilliam

              Signature                                Title
------------------------------------  --------------------------------------

                *                     Executive Vice President & Treasurer;
 ----------------------------------   Director
             John R. Greed

                *                     Vice Chairman; Director
 ----------------------------------
          Theodore L. Herman

                *                     Senior Vice President; Director
 ----------------------------------
             Amir Lear

                *                     President & Chief Operating Officer;
 ----------------------------------   Director
       Howard Lichtenstein

                *                     Senior Vice President; Director
 ----------------------------------
          Robert W. Ruane


*By: /s/     MANFRED ALTSTADT
     ------------------------------
             Manfred Altstadt
             Attorney-in-Fact

                                 EXHIBIT INDEX



 Exhibit
 Number                                              Page
--------                                            -----
      9   Consent of Jones & Blouch L.L.P .........
     10   Consent of Arthur Andersen LLP ..........